UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. REIT ETF, Schwab Fundamental Index ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2016

Item 1.	Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. REIT ETF™
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	2,112,779,380	2,304,627,190
0.2%	Other Investment Companies	4,385,454	4,422,322
100.0%	Total Investments	2,117,164,834	2,309,049,512
0.0%	Other Assets and Liabilities, Net		579,470
100.0%	Net Assets		2,309,628,982

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Diversified REITs 2.8%
Cousins Properties, Inc.	755,600	8,115,144
First Potomac Realty Trust	169,786	1,519,585
Forest City Realty Trust, Inc., Class A	806,015	18,385,202
Liberty Property Trust	548,211	20,459,235
PS Business Parks, Inc.	72,215	7,129,787
Washington Real Estate Investment Trust	271,575	8,046,767
		63,655,720
Health Care REITs 12.0%
Care Capital Properties, Inc.	291,775	7,583,232
HCP, Inc.	1,714,610	56,359,231
Healthcare Realty Trust, Inc.	398,956	12,682,811
LTC Properties, Inc.	133,352	6,216,870
Senior Housing Properties Trust	893,292	16,686,695
Universal Health Realty Income Trust	56,689	3,032,862
Ventas, Inc.	1,254,740	83,226,904
Welltower, Inc.	1,325,066	91,310,298
		277,098,903
Hotel & Resort REITs 5.5%
Apple Hospitality REIT, Inc.	612,738	11,170,214
Ashford Hospitality Prime, Inc.	58,969	638,045
Ashford Hospitality Trust, Inc.	193,348	972,540
DiamondRock Hospitality Co.	680,948	6,087,675
FelCor Lodging Trust, Inc.	412,413	2,726,050
Hersha Hospitality Trust	204,036	3,615,518
Hospitality Properties Trust	590,224	15,109,734
Host Hotels & Resorts, Inc.	2,758,465	42,480,361
LaSalle Hotel Properties	395,530	9,140,698
Pebblebrook Hotel Trust	246,743	6,222,859
RLJ Lodging Trust	495,988	10,162,794
Security	Number of Shares	Value ($)
Sunstone Hotel Investors, Inc.	851,334	10,250,061
Xenia Hotels & Resorts, Inc.	457,987	7,382,751
		125,959,300
Industrial REITs 7.0%
DCT Industrial Trust, Inc.	327,885	14,141,680
Duke Realty Corp.	1,289,545	30,523,530
EastGroup Properties, Inc.	121,307	7,767,287
First Industrial Realty Trust, Inc.	434,157	10,749,727
Prologis, Inc.	1,955,273	92,934,126
Rexford Industrial Realty, Inc.	242,253	4,820,835
		160,937,185
Office REITs 14.5%
Alexandria Real Estate Equities, Inc.	273,257	26,478,603
Boston Properties, Inc.	572,999	71,985,864
Brandywine Realty Trust	645,325	10,189,682
Columbia Property Trust, Inc.	460,334	9,492,087
Corporate Office Properties Trust	348,622	9,423,253
Douglas Emmett, Inc.	520,850	17,651,607
Equity Commonwealth *	469,343	13,559,319
Franklin Street Properties Corp.	336,849	3,843,447
Highwoods Properties, Inc.	355,917	17,318,921
Kilroy Realty Corp.	341,609	21,572,608
Mack-Cali Realty Corp.	336,992	8,842,670
New York REIT, Inc.	627,796	5,731,778
Parkway Properties, Inc.	310,157	5,412,240
Piedmont Office Realty Trust, Inc., Class A	537,706	10,781,005
SL Green Realty Corp.	373,572	37,865,258
Tier REIT, Inc.	162,912	2,443,680
Vornado Realty Trust	662,219	63,255,159
		335,847,181
Residential REITs 20.1%
American Campus Communities, Inc.	489,448	23,013,845
American Homes 4 Rent, Class A	677,318	12,422,012
Apartment Investment & Management Co., Class A	585,058	24,952,724
AvalonBay Communities, Inc.	511,323	91,976,781
Camden Property Trust	323,206	27,540,383
Education Realty Trust, Inc.	233,933	10,009,993
Equity LifeStyle Properties, Inc.	297,084	21,776,257
Equity Residential	1,360,836	94,183,460
Essex Property Trust, Inc.	244,058	55,457,299
Mid-America Apartment Communities, Inc.	283,163	29,162,958
Monogram Residential Trust, Inc.	617,923	6,265,739
NexPoint Residential Trust, Inc.	75,721	1,070,695
Post Properties, Inc.	199,512	12,084,442
Silver Bay Realty Trust Corp.	134,255	2,099,748

    1

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sun Communities, Inc.	234,508	16,375,694
UDR, Inc.	993,569	35,798,291
		464,190,321
Retail REITs 25.5%
Acadia Realty Trust	260,337	8,825,424
Brixmor Property Group, Inc.	766,533	19,354,958
CBL & Associates Properties, Inc.	516,519	4,968,913
Cedar Realty Trust, Inc.	275,282	1,869,165
DDR Corp.	1,136,958	19,567,047
Equity One, Inc.	336,301	9,907,427
Federal Realty Investment Trust	260,492	39,904,770
General Growth Properties, Inc.	2,173,305	58,396,705
Kimco Realty Corp.	1,547,333	43,603,844
Kite Realty Group Trust	313,684	8,428,689
Pennsylvania Real Estate Investment Trust	257,471	5,432,638
Ramco-Gershenson Properties Trust	278,509	5,015,947
Regency Centers Corp.	369,533	28,306,228
Retail Opportunity Investments Corp.	373,590	7,553,990
Rouse Properties, Inc.	142,199	2,595,132
Saul Centers, Inc.	43,228	2,428,549
Simon Property Group, Inc.	1,154,180	228,112,135
Tanger Factory Outlet Centers, Inc.	360,155	12,684,659
Taubman Centers, Inc.	223,869	15,350,697
The Macerich Co.	474,159	36,187,815
Urban Edge Properties	343,498	9,222,921
Weingarten Realty Investors	426,385	16,044,868
WP Glimcher, Inc.	627,627	6,414,348
		590,176,869
Specialized REITs 12.4%
CubeSmart	641,434	20,423,258
Digital Realty Trust, Inc.	546,379	52,151,875
DuPont Fabros Technology, Inc.	273,348	11,565,354
Security	Number of Shares	Value ($)
Extra Space Storage, Inc.	464,839	43,216,082
National Storage Affiliates Trust	87,422	1,822,749
Public Storage	548,794	139,234,526
Sovran Self Storage, Inc.	169,464	18,347,867
		286,761,711
Total Common Stock
(Cost $2,112,779,380)		2,304,627,190

Other Investment Companies 0.2% of net assets
Equity Fund 0.2%
SPDR Dow Jones REIT ETF	44,000	4,143,040
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (a)	279,282	279,282
Total Other Investment Companies
(Cost $4,385,454)		4,422,322

End of Investments

At 05/31/16, the tax basis cost of the fund's investments was $2,119,816,074 and the unrealized appreciation and depreciation were $239,628,881 and ($50,395,443), respectively, with a net unrealized appreciation of $189,233,438.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,304,627,190	$—	$—	$2,304,627,190
Other Investment Companies[1]	4,422,322	—	—	4,422,322
Total	$2,309,049,512	$—	$—	$2,309,049,512
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2016.
2

Schwab U.S. REIT ETF
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
3

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (continued)
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG66362MAY16
4

Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	186,641,296	189,401,480
0.0%	Rights	1,852	1,852
0.1%	Other Investment Companies	175,595	175,595
99.7%	Total Investments	186,818,743	189,578,927
0.3%	Other Assets and Liabilities, Net		625,346
100.0%	Net Assets		190,204,273

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	570	9,502
BorgWarner, Inc.	1,881	64,010
Cooper Tire & Rubber Co.	780	25,061
Cooper-Standard Holding, Inc. *	187	16,073
Dana Holding Corp.	2,862	34,401
Delphi Automotive plc	1,714	116,483
Dorman Products, Inc. *	219	12,091
Drew Industries, Inc.	254	19,649
Ford Motor Co.	49,499	667,742
General Motors Co.	17,408	544,522
Gentex Corp.	2,032	33,691
Harley-Davidson, Inc.	1,725	80,023
Johnson Controls, Inc.	7,891	348,388
Lear Corp.	1,143	135,743
Modine Manufacturing Co. *	734	7,340
Standard Motor Products, Inc.	381	14,722
Tenneco, Inc. *	260	13,967
The Goodyear Tire & Rubber Co.	2,328	65,114
Thor Industries, Inc.	535	34,775
Tower International, Inc.	510	11,052
Visteon Corp.	643	48,212
		2,302,561
Banks 4.9%
Associated Banc-Corp.	1,778	33,231
Astoria Financial Corp.	748	11,953
BancorpSouth, Inc.	366	8,744
Bank of America Corp.	82,578	1,221,329
Bank of Hawaii Corp.	508	36,500
Bank of the Ozarks, Inc.	233	9,066
BankUnited, Inc.	383	12,677
BB&T Corp.	6,352	231,022
BOK Financial Corp.	127	8,095
Security	Number of Shares	Value ($)
Capitol Federal Financial, Inc.	2,364	32,103
Cathay General Bancorp	142	4,376
CIT Group, Inc.	2,756	94,421
Citigroup, Inc.	26,984	1,256,645
Citizens Financial Group, Inc.	1,444	34,006
Comerica, Inc.	1,524	71,780
Commerce Bancshares, Inc.	561	27,450
Community Bank System, Inc.	127	5,238
Cullen/Frost Bankers, Inc.	461	30,841
CVB Financial Corp.	635	11,144
East West Bancorp, Inc.	508	19,609
EverBank Financial Corp.	371	5,684
F.N.B. Corp.	889	11,904
Fifth Third Bancorp	7,696	145,224
First Citizens BancShares, Inc., Class A	35	9,067
First Financial Bancorp	646	12,771
First Financial Bankshares, Inc.	347	11,628
First Horizon National Corp.	2,413	35,133
First Niagara Financial Group, Inc.	3,191	34,846
First Republic Bank	511	37,002
FirstMerit Corp.	1,016	23,043
Fulton Financial Corp.	1,524	21,717
Glacier Bancorp, Inc.	383	10,471
Great Western Bancorp, Inc.	355	12,077
Hancock Holding Co.	354	9,732
Huntington Bancshares, Inc.	3,303	34,516
IBERIABANK Corp.	127	7,874
International Bancshares Corp.	508	14,244
JPMorgan Chase & Co.	34,247	2,235,302
KeyCorp	6,688	85,740
M&T Bank Corp.	1,147	137,067
MB Financial, Inc.	381	13,773
NBT Bancorp, Inc.	254	7,407
New York Community Bancorp, Inc.	4,953	77,960
Northwest Bancshares, Inc.	1,503	22,259
Ocwen Financial Corp. *	3,411	6,754
Old National Bancorp	508	6,685
PacWest Bancorp	166	6,919
People's United Financial, Inc.	2,540	40,335
PHH Corp. *	3,900	55,692
Popular, Inc.	1,651	51,742
PrivateBancorp, Inc.	251	11,132
Prosperity Bancshares, Inc.	197	10,608
Regions Financial Corp.	12,516	123,032
Signature Bank *	93	12,555
SunTrust Banks, Inc.	4,055	177,690
SVB Financial Group *	127	13,995
Synovus Financial Corp.	510	16,407
TCF Financial Corp.	1,778	25,550
The PNC Financial Services Group, Inc.	3,810	341,909
Trustmark Corp.	508	12,588
U.S. Bancorp	11,050	473,161
UMB Financial Corp.	192	11,050
Umpqua Holdings Corp.	635	10,154
United Bankshares, Inc.	381	15,168
Valley National Bancorp	1,778	16,944

    1

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Walter Investment Management Corp. *	991	4,925
Washington Federal, Inc.	762	19,042
Webster Financial Corp.	508	19,893
Wells Fargo & Co.	33,072	1,677,412
Westamerica Bancorp	236	11,481
Wintrust Financial Corp.	127	6,765
Zions Bancorp	1,727	48,391
		9,404,650
Capital Goods 8.3%
3M Co.	4,991	840,085
A.O. Smith Corp.	381	31,356
AAR Corp.	762	18,600
Actuant Corp., Class A	508	13,863
Acuity Brands, Inc.	130	33,675
AECOM *	2,318	74,431
Aegion Corp. *	381	7,616
AGCO Corp.	1,651	85,736
Air Lease Corp.	535	16,077
Aircastle Ltd.	665	14,058
Alamo Group, Inc.	223	13,746
Albany International Corp., Class A	381	14,985
Allegion plc	620	41,937
Allison Transmission Holdings, Inc.	692	19,438
AMETEK, Inc.	1,022	48,872
Apogee Enterprises, Inc.	156	7,054
Applied Industrial Technologies, Inc.	764	34,533
Armstrong World Industries, Inc. *	1,487	61,487
Astec Industries, Inc.	254	13,548
AZZ, Inc.	144	8,499
B/E Aerospace, Inc.	381	18,151
Barnes Group, Inc.	508	16,962
Beacon Roofing Supply, Inc. *	381	16,440
Briggs & Stratton Corp.	889	19,842
BWX Technologies, Inc.	1,070	37,632
Carlisle Cos., Inc.	508	52,741
Caterpillar, Inc.	7,964	577,470
Chart Industries, Inc. *	308	7,996
Chicago Bridge & Iron Co. N.V.	691	26,424
CIRCOR International, Inc.	127	7,117
CLARCOR, Inc.	381	22,593
Colfax Corp. *	635	17,202
Comfort Systems USA, Inc.	607	19,424
Crane Co.	381	21,869
Cubic Corp.	331	13,505
Cummins, Inc.	2,395	274,156
Curtiss-Wright Corp.	508	42,276
Danaher Corp.	2,640	259,670
Deere & Co.	5,186	426,756
DigitalGlobe, Inc. *	381	7,974
Donaldson Co., Inc.	1,227	41,117
Dover Corp.	2,183	145,715
Dycom Industries, Inc. *	286	24,279
Eaton Corp. plc	3,923	241,775
EMCOR Group, Inc.	1,016	48,311
Emerson Electric Co.	9,837	511,721
Encore Wire Corp.	381	14,855
EnerSys	381	22,906
EnPro Industries, Inc.	127	6,422
ESCO Technologies, Inc.	387	15,585
Esterline Technologies Corp. *	254	17,122
Security	Number of Shares	Value ($)
Fastenal Co.	2,115	97,353
Flowserve Corp.	2,065	99,388
Fluor Corp.	4,714	248,805
Fortune Brands Home & Security, Inc.	808	47,405
Franklin Electric Co., Inc.	254	8,479
GATX Corp.	635	29,127
Generac Holdings, Inc. *	701	26,575
General Cable Corp.	3,208	43,821
General Dynamics Corp.	2,988	423,908
General Electric Co.	76,684	2,318,157
Graco, Inc.	381	30,583
Granite Construction, Inc.	762	32,713
Griffon Corp.	861	14,508
H&E Equipment Services, Inc.	514	9,879
Harsco Corp.	4,587	30,182
HD Supply Holdings, Inc. *	276	9,743
HEICO Corp.	129	8,585
Hexcel Corp.	381	16,638
Hillenbrand, Inc.	508	15,860
Honeywell International, Inc.	4,653	529,651
Hubbell, Inc.	546	58,023
Huntington Ingalls Industries, Inc.	319	48,938
Hyster-Yale Materials Handling, Inc.	135	8,277
IDEX Corp.	381	31,753
Illinois Tool Works, Inc.	3,648	386,797
Ingersoll-Rand plc	2,797	186,868
ITT, Inc.	611	21,697
Jacobs Engineering Group, Inc. *	2,810	142,439
Joy Global, Inc.	4,530	77,146
Kaman Corp.	254	10,848
KBR, Inc.	5,865	85,336
Kennametal, Inc.	1,492	36,524
KLX, Inc. *	695	22,859
L-3 Communications Holdings, Inc.	2,114	290,062
L.B. Foster Co., Class A	573	6,607
Lennox International, Inc.	303	41,617
Lincoln Electric Holdings, Inc.	635	38,214
Lindsay Corp.	77	5,493
Lockheed Martin Corp.	2,371	560,101
Masco Corp.	804	26,243
Masonite International Corp. *	127	8,868
MasTec, Inc. *	1,103	25,369
Moog, Inc., Class A *	381	20,547
MRC Global, Inc. *	2,507	35,574
MSC Industrial Direct Co., Inc., Class A	400	29,980
Mueller Industries, Inc.	1,220	37,930
MYR Group, Inc. *	560	13,546
Navistar International Corp. *	410	4,613
Nordson Corp.	254	22,093
Northrop Grumman Corp.	2,904	617,594
NOW, Inc. *	2,880	49,939
Orbital ATK, Inc.	290	25,239
Oshkosh Corp.	1,607	73,777
Owens Corning	1,544	78,852
PACCAR, Inc.	3,384	188,658
Parker-Hannifin Corp.	1,870	214,751
Pentair plc	1,276	76,866
Primoris Services Corp.	544	11,707
Quanex Building Products Corp.	508	10,119
Quanta Services, Inc. *	3,176	76,319
Raven Industries, Inc.	740	14,918
Raytheon Co.	3,960	513,493

2

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
RBC Bearings, Inc. *	109	8,164
Regal Beloit Corp.	734	41,933
Rexnord Corp. *	472	9,789
Rockwell Automation, Inc.	762	88,430
Rockwell Collins, Inc.	1,270	112,268
Roper Technologies, Inc.	381	65,182
Rush Enterprises, Inc., Class A *	508	11,186
Simpson Manufacturing Co., Inc.	381	15,076
Snap-on, Inc.	381	61,653
Spirit AeroSystems Holdings, Inc., Class A *	978	45,751
SPX Corp.	2,616	43,347
Standex International Corp.	92	7,974
Stanley Black & Decker, Inc.	1,159	131,176
TAL International Group, Inc. *	1,552	22,287
Teledyne Technologies, Inc. *	254	24,925
Tennant Co.	127	6,820
Terex Corp.	1,691	35,815
Textron, Inc.	2,653	100,973
The Boeing Co.	4,011	505,988
The Greenbrier Cos., Inc.	249	7,146
The Manitowoc Co., Inc.	1,143	6,515
The Middleby Corp. *	136	16,891
The Timken Co.	1,771	58,886
The Toro Co.	508	45,370
Titan International, Inc.	2,477	15,704
Titan Machinery, Inc. *	660	7,042
TransDigm Group, Inc. *	262	69,048
TriMas Corp. *	330	5,640
Trinity Industries, Inc.	1,882	33,989
Triumph Group, Inc.	975	36,787
Tutor Perini Corp. *	1,040	23,525
United Rentals, Inc. *	843	58,732
United Technologies Corp.	9,276	932,980
Universal Forest Products, Inc.	349	29,295
Valmont Industries, Inc.	330	45,646
Veritiv Corp. *	559	21,734
W.W. Grainger, Inc.	748	170,806
WABCO Holdings, Inc. *	381	41,110
Wabtec Corp.	381	29,482
Watsco, Inc.	254	34,094
Watts Water Technologies, Inc., Class A	254	14,618
WESCO International, Inc. *	820	47,831
Woodward, Inc.	381	21,694
Xylem, Inc.	1,397	62,390
		15,829,250
Commercial & Professional Services 1.1%
ABM Industries, Inc.	1,143	39,056
ACCO Brands Corp. *	978	9,721
Brady Corp., Class A	666	21,172
CEB, Inc.	70	4,463
Cintas Corp.	615	58,302
Civeo Corp. *	18,915	38,019
Clean Harbors, Inc. *	434	22,347
Copart, Inc. *	744	36,835
Covanta Holding Corp.	1,016	16,937
Deluxe Corp.	508	33,086
Equifax, Inc.	510	64,122
Essendant, Inc.	907	27,927
FTI Consulting, Inc. *	639	26,742
Security	Number of Shares	Value ($)
G&K Services, Inc., Class A	254	19,040
Healthcare Services Group, Inc.	381	14,859
Herman Miller, Inc.	762	24,125
HNI Corp.	493	22,712
Huron Consulting Group, Inc. *	127	7,435
ICF International, Inc. *	254	10,358
IHS, Inc., Class A *	127	15,612
Insperity, Inc.	151	10,867
Interface, Inc.	381	6,462
KAR Auction Services, Inc.	510	20,930
Kelly Services, Inc., Class A	1,397	27,689
Kforce, Inc.	508	9,500
Knoll, Inc.	508	12,609
Korn/Ferry International	508	14,656
ManpowerGroup, Inc.	1,527	121,778
Matthews International Corp., Class A	381	20,905
McGrath RentCorp	254	7,247
Mobile Mini, Inc.	127	4,375
MSA Safety, Inc.	254	12,794
Navigant Consulting, Inc. *	889	14,162
Nielsen Holdings plc	1,460	77,949
On Assignment, Inc. *	127	4,784
Pitney Bowes, Inc.	3,947	73,533
Quad/Graphics, Inc.	2,527	48,544
R.R. Donnelley & Sons Co.	4,574	74,510
Republic Services, Inc.	3,185	153,772
Resources Connection, Inc.	889	13,851
Robert Half International, Inc.	1,466	60,971
Rollins, Inc.	381	10,828
Steelcase, Inc., Class A	1,685	26,893
Stericycle, Inc. *	254	24,889
Team, Inc. *	127	3,851
Tetra Tech, Inc.	1,183	36,200
The Brink's Co.	559	16,295
The Dun & Bradstreet Corp.	508	64,465
TrueBlue, Inc. *	762	15,095
Tyco International plc	3,325	141,711
UniFirst Corp.	127	14,690
Verisk Analytics, Inc. *	697	55,335
Viad Corp.	381	12,120
Waste Management, Inc.	5,098	310,723
West Corp.	599	12,639
		2,050,492
Consumer Durables & Apparel 1.3%
Arctic Cat, Inc.	451	7,117
Brunswick Corp.	254	12,159
Carter's, Inc.	385	38,708
Coach, Inc.	5,246	206,797
Columbia Sportswear Co.	254	13,505
Crocs, Inc. *	1,253	12,330
D.R. Horton, Inc.	1,184	36,183
Deckers Outdoor Corp. *	385	20,247
Fossil Group, Inc. *	1,178	32,831
G-III Apparel Group Ltd. *	254	9,937
Garmin Ltd.	1,270	54,000
Hanesbrands, Inc.	1,556	42,121
Harman International Industries, Inc.	416	32,548
Hasbro, Inc.	1,114	97,241
Helen of Troy Ltd. *	254	26,119
Iconix Brand Group, Inc. *	2,267	17,479

    3

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
La-Z-Boy, Inc.	762	20,178
Leggett & Platt, Inc.	1,524	76,596
Lennar Corp., Class A	520	23,696
lululemon athletica, Inc. *	337	21,915
M.D.C Holdings, Inc.	254	5,903
Mattel, Inc.	6,032	192,300
Meritage Homes Corp. *	254	9,268
Michael Kors Holdings Ltd. *	829	35,415
Mohawk Industries, Inc. *	384	75,529
Newell Brands, Inc.	2,651	126,426
NIKE, Inc., Class B	7,665	423,261
NVR, Inc. *	50	86,650
Oxford Industries, Inc.	104	6,591
Polaris Industries, Inc.	340	28,907
PulteGroup, Inc.	1,524	28,590
PVH Corp.	456	42,773
Ralph Lauren Corp.	947	89,331
Skechers U.S.A., Inc., Class A *	635	19,793
Smith & Wesson Holding Corp. *	585	14,256
Steven Madden Ltd. *	381	13,072
Sturm Ruger & Co., Inc.	173	11,458
Tempur Sealy International, Inc. *	457	26,607
Toll Brothers, Inc. *	394	11,485
Tupperware Brands Corp.	712	40,285
Under Armour, Inc., Class A *	254	9,583
Under Armour, Inc., Class C *	254	8,882
VF Corp.	1,939	120,839
Whirlpool Corp.	857	149,649
Wolverine World Wide, Inc.	672	12,237
		2,390,797
Consumer Services 1.9%
Apollo Education Group, Inc. *	9,355	85,973
Aramark	1,331	44,309
Ascent Capital Group, Inc., Class A *	434	8,133
Bloomin' Brands, Inc.	456	8,687
Bob Evans Farms, Inc.	602	26,855
Boyd Gaming Corp. *	440	8,320
Brinker International, Inc.	1,081	48,613
Buffalo Wild Wings, Inc. *	80	11,631
Caesars Entertainment Corp. *	1,086	7,960
Capella Education Co.	313	16,423
Career Education Corp. *	4,881	28,700
Carnival Corp.	4,194	200,222
Chipotle Mexican Grill, Inc. *	77	34,031
Choice Hotels International, Inc.	382	17,335
Churchill Downs, Inc.	49	6,150
Cracker Barrel Old Country Store, Inc.	131	19,844
Darden Restaurants, Inc.	1,589	107,782
DeVry Education Group, Inc.	1,930	34,933
DineEquity, Inc.	127	10,676
Domino's Pizza, Inc.	276	33,363
Dunkin' Brands Group, Inc.	305	13,203
Graham Holdings Co., Class B	76	37,844
Grand Canyon Education, Inc. *	186	7,767
H&R Block, Inc.	2,032	43,404
Hilton Worldwide Holdings, Inc.	867	18,016
Houghton Mifflin Harcourt Co. *	382	6,570
Hyatt Hotels Corp., Class A *	254	11,661
International Speedway Corp., Class A	381	12,604
Jack in the Box, Inc.	464	39,533
Security	Number of Shares	Value ($)
K12, Inc. *	1,080	12,820
La Quinta Holdings, Inc. *	777	9,231
Las Vegas Sands Corp.	2,221	102,699
Marriott International, Inc., Class A	1,101	72,710
Marriott Vacations Worldwide Corp.	185	11,211
McDonald's Corp.	10,273	1,253,922
MGM Resorts International *	2,286	52,235
Norwegian Cruise Line Holdings Ltd. *	257	11,927
Panera Bread Co., Class A *	191	41,858
Papa John's International, Inc.	92	5,827
Penn National Gaming, Inc. *	823	12,896
Red Robin Gourmet Burgers, Inc. *	254	12,880
Regis Corp. *	1,270	16,561
Royal Caribbean Cruises Ltd.	988	76,461
Ruby Tuesday, Inc. *	1,905	7,391
SeaWorld Entertainment, Inc.	1,869	32,633
Service Corp. International	1,378	37,757
Six Flags Entertainment Corp.	254	14,653
Sotheby's	275	8,223
Starbucks Corp.	4,031	221,262
Starwood Hotels & Resorts Worldwide, Inc.	1,173	86,133
Strayer Education, Inc. *	508	24,470
Texas Roadhouse, Inc.	508	22,764
The Cheesecake Factory, Inc.	635	31,667
The Wendy's Co.	3,556	36,556
Vail Resorts, Inc.	158	20,738
Weight Watchers International, Inc. *(b)	3,431	52,014
Wyndham Worldwide Corp.	1,332	89,764
Wynn Resorts Ltd.	1,322	127,150
Yum! Brands, Inc.	2,955	242,576
		3,699,531
Diversified Financials 3.5%
Affiliated Managers Group, Inc. *	127	22,037
Ally Financial, Inc. *	8,492	152,346
American Express Co.	8,517	560,078
Ameriprise Financial, Inc.	1,613	163,994
Berkshire Hathaway, Inc., Class B *	11,216	1,576,297
BGC Partners, Inc., Class A	1,450	13,471
BlackRock, Inc.	541	196,843
Capital One Financial Corp.	5,534	405,310
Cash America International, Inc.	385	13,964
CBOE Holdings, Inc.	385	24,505
CME Group, Inc.	1,678	164,259
Credit Acceptance Corp. *	53	9,929
Discover Financial Services	3,842	218,264
E*TRADE Financial Corp. *	1,651	46,046
Eaton Vance Corp.	913	33,197
Evercore Partners, Inc., Class A	202	10,504
EZCORP, Inc., Class A *	1,555	10,543
FactSet Research Systems, Inc.	88	13,998
Federated Investors, Inc., Class B	1,397	45,151
First Cash Financial Services, Inc.	139	6,073
Franklin Resources, Inc.	4,141	154,666
Greenhill & Co., Inc.	342	7,052
Intercontinental Exchange, Inc.	147	39,855
Invesco Ltd.	2,842	89,239
Janus Capital Group, Inc.	616	9,351
Lazard Ltd., Class A	381	13,404
Legg Mason, Inc.	1,683	58,063

4

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Leucadia National Corp.	2,268	41,051
LPL Financial Holdings, Inc.	290	8,088
MarketAxess Holdings, Inc.	86	12,035
Moody's Corp.	653	64,412
Morgan Stanley	6,572	179,876
Morningstar, Inc.	94	7,936
MSCI, Inc.	333	26,570
Nasdaq, Inc.	1,021	67,396
Nelnet, Inc., Class A	359	13,168
Northern Trust Corp.	1,332	98,701
OneMain Holdings, Inc. *	285	8,909
PRA Group, Inc. *	554	15,241
Raymond James Financial, Inc.	508	28,484
S&P Global, Inc.	1,779	198,910
Santander Consumer USA Holdings, Inc. *	833	10,712
SEI Investments Co.	1,016	52,263
SLM Corp. *	15,511	106,561
State Street Corp.	2,897	182,685
Stifel Financial Corp. *	333	12,581
Synchrony Financial *	801	24,991
T. Rowe Price Group, Inc.	1,809	139,402
TD Ameritrade Holding Corp.	1,023	33,421
The Bank of New York Mellon Corp.	5,575	234,484
The Charles Schwab Corp. (a)	2,822	86,297
The Goldman Sachs Group, Inc.	5,557	886,230
Voya Financial, Inc.	1,167	38,348
Waddell & Reed Financial, Inc., Class A	739	15,792
World Acceptance Corp. *	641	27,999
		6,680,982
Energy 13.8%
Alon USA Energy, Inc.	650	4,908
Anadarko Petroleum Corp.	4,846	251,314
Apache Corp.	8,558	489,004
Archrock, Inc.	3,188	24,324
Baker Hughes, Inc.	5,815	269,700
Basic Energy Services, Inc. *	2,995	5,870
Bill Barrett Corp. *	3,838	27,288
Cabot Oil & Gas Corp.	1,686	40,413
California Resources Corp.	33,511	50,937
CARBO Ceramics, Inc.	856	10,554
Chesapeake Energy Corp. *	18,801	80,656
Chevron Corp.	49,398	4,989,198
Cimarex Energy Co.	392	45,582
Cloud Peak Energy, Inc. *	8,040	15,758
Concho Resources, Inc. *	360	43,682
ConocoPhillips	36,812	1,611,998
CONSOL Energy, Inc.	6,755	103,757
Contango Oil & Gas Co. *	1,240	13,417
Continental Resources, Inc. *	408	17,160
CVR Energy, Inc.	470	9,231
Delek US Holdings, Inc.	2,388	32,907
Denbury Resources, Inc.	20,541	82,369
Devon Energy Corp.	8,234	297,165
Diamond Offshore Drilling, Inc.	3,055	78,880
Dril-Quip, Inc. *	127	7,751
Energen Corp.	1,039	49,477
Ensco plc, Class A	7,686	76,015
EOG Resources, Inc.	2,674	217,557
EQT Corp.	896	65,632
Security	Number of Shares	Value ($)
Exxon Mobil Corp.	94,712	8,431,262
FMC Technologies, Inc. *	1,937	52,745
Forum Energy Technologies, Inc. *	434	7,283
Frontline Ltd. (b)	1,287	11,429
Gulfmark Offshore, Inc., Class A *	1,190	3,856
Halliburton Co.	12,228	515,777
Helix Energy Solutions Group, Inc. *	2,815	22,548
Helmerich & Payne, Inc.	1,171	71,607
Hess Corp.	8,267	495,441
HollyFrontier Corp.	4,826	129,144
Key Energy Services, Inc. *	42,495	12,884
Kinder Morgan, Inc.	10,240	185,139
Marathon Oil Corp.	27,786	363,163
Marathon Petroleum Corp.	14,040	489,013
Matrix Service Co. *	381	6,313
McDermott International, Inc. *	9,505	45,149
Murphy Oil Corp.	8,412	260,015
Nabors Industries Ltd.	9,494	89,244
National Oilwell Varco, Inc.	7,720	254,374
Newfield Exploration Co. *	1,671	68,127
Newpark Resources, Inc. *	2,877	13,205
Noble Corp. plc	7,621	63,559
Noble Energy, Inc.	3,160	112,970
Nordic American Tankers Ltd.	375	5,764
North Atlantic Drilling Ltd. *	2,521	9,176
Oasis Petroleum, Inc. *	1,150	11,546
Occidental Petroleum Corp.	10,873	820,259
Oceaneering International, Inc.	1,203	39,771
Oil States International, Inc. *	832	27,340
ONEOK, Inc.	2,940	127,155
Parker Drilling Co. *	6,006	13,213
Patterson-UTI Energy, Inc.	4,159	77,399
PBF Energy, Inc., Class A	979	25,816
PDC Energy, Inc. *	127	7,372
Phillips 66	13,664	1,098,039
Pioneer Energy Services Corp. *	2,685	9,585
Pioneer Natural Resources Co.	391	62,685
QEP Resources, Inc.	4,673	87,058
Range Resources Corp.	976	41,568
Renewable Energy Group, Inc. *	1,043	9,606
Rowan Cos. plc, Class A	1,794	30,372
RPC, Inc. *	671	9,897
Schlumberger Ltd.	12,756	973,283
SEACOR Holdings, Inc. *	700	40,159
Seadrill Ltd. *(b)	27,688	85,556
Ship Finance International Ltd. (b)	508	8,143
SM Energy Co.	1,261	39,747
Southwestern Energy Co. *	5,569	76,128
Spectra Energy Corp.	6,612	210,658
Stone Energy Corp. *	4,882	2,636
Superior Energy Services, Inc.	2,937	50,634
Targa Resources Corp.	781	33,450
Teekay Corp.	1,470	15,464
Tesco Corp.	1,460	10,687
Tesoro Corp.	2,076	162,094
TETRA Technologies, Inc. *	1,355	7,412
The Williams Cos., Inc.	5,764	127,730
Tidewater, Inc.	2,814	12,185
Unit Corp. *	2,287	31,949
US Silica Holdings, Inc.	430	12,268
Valero Energy Corp.	12,755	697,699
Weatherford International plc *	15,275	85,693

    5

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Western Refining, Inc.	1,129	23,980
Whiting Petroleum Corp. *	2,353	29,060
World Fuel Services Corp.	3,914	179,927
WPX Energy, Inc. *	3,565	36,684
		26,183,598
Food & Staples Retailing 3.8%
Casey's General Stores, Inc.	635	76,333
Costco Wholesale Corp.	5,399	803,209
CVS Health Corp.	16,081	1,551,012
Ingles Markets, Inc., Class A	460	17,149
PriceSmart, Inc.	127	11,251
Rite Aid Corp. *	4,424	34,065
SpartanNash Co.	655	19,460
Sprouts Farmers Market, Inc. *	463	11,464
SUPERVALU, Inc. *	4,123	19,090
Sysco Corp.	10,074	484,660
The Andersons, Inc.	619	22,148
The Kroger Co.	13,033	466,060
United Natural Foods, Inc. *	1,196	44,563
Wal-Mart Stores, Inc.	39,699	2,809,895
Walgreens Boots Alliance, Inc.	7,986	618,116
Whole Foods Market, Inc.	5,250	169,838
		7,158,313
Food, Beverage & Tobacco 5.2%
Altria Group, Inc.	12,705	808,546
Archer-Daniels-Midland Co.	16,367	700,017
B&G Foods, Inc.	261	11,220
Brown-Forman Corp., Class B	781	76,593
Bunge Ltd.	5,525	370,562
Cal-Maine Foods, Inc.	254	11,303
Campbell Soup Co.	1,353	81,951
ConAgra Foods, Inc.	3,977	181,749
Constellation Brands, Inc., Class A	381	58,350
Darling Ingredients, Inc. *	1,696	26,034
Dean Foods Co.	1,280	23,398
Dr. Pepper Snapple Group, Inc.	1,906	174,208
Flowers Foods, Inc.	1,397	26,194
Fresh Del Monte Produce, Inc.	889	46,557
General Mills, Inc.	6,225	390,805
Hormel Foods Corp.	1,971	67,822
Ingredion, Inc.	772	90,641
J&J Snack Foods Corp.	127	13,398
Kellogg Co.	2,200	163,614
Lancaster Colony Corp.	254	30,792
McCormick & Co., Inc. Non-Voting Shares	889	86,295
Mead Johnson Nutrition Co.	664	54,634
Molson Coors Brewing Co., Class B	973	96,502
Mondelez International, Inc., Class A	12,739	566,758
Monster Beverage Corp. *	329	49,350
PepsiCo, Inc.	12,400	1,254,508
Philip Morris International, Inc.	17,407	1,717,723
Pilgrim's Pride Corp.	678	16,862
Pinnacle Foods, Inc.	490	20,644
Post Holdings, Inc. *	221	16,798
Reynolds American, Inc.	4,918	244,425
Sanderson Farms, Inc.	384	34,449
Seaboard Corp. *	4	12,080
Security	Number of Shares	Value ($)
Snyder's-Lance, Inc.	381	11,777
The Boston Beer Co., Inc., Class A *	55	8,547
The Coca-Cola Co.	30,662	1,367,525
The Hain Celestial Group, Inc. *	254	12,558
The Hershey Co.	891	82,729
The J.M. Smucker Co.	1,277	164,925
The Kraft Heinz Co.	2,852	237,258
The WhiteWave Foods Co. *	483	21,566
TreeHouse Foods, Inc. *	254	24,054
Tyson Foods, Inc., Class A	5,040	321,451
Universal Corp.	712	38,946
Vector Group Ltd.	560	12,023
		9,828,141
Health Care Equipment & Services 5.2%
Abbott Laboratories	9,672	383,301
Aetna, Inc.	3,948	447,032
Air Methods Corp. *	188	6,368
Alere, Inc. *	635	27,273
Align Technology, Inc. *	98	7,725
Allscripts Healthcare Solutions, Inc. *	2,202	29,705
Amedisys, Inc. *	306	15,566
AmerisourceBergen Corp.	2,162	162,107
Amsurg Corp. *	254	18,997
Analogic Corp.	127	10,414
Anthem, Inc.	6,439	850,978
Baxter International, Inc.	8,611	371,651
Becton Dickinson & Co.	1,802	299,943
Boston Scientific Corp. *	5,666	128,675
Brookdale Senior Living, Inc. *	468	8,396
C.R. Bard, Inc.	684	149,823
Cardinal Health, Inc.	5,590	441,330
Centene Corp. *	1,883	117,405
Cerner Corp. *	866	48,158
Chemed Corp.	254	33,124
Cigna Corp.	1,190	152,451
Community Health Systems, Inc. *	3,854	51,798
CONMED Corp.	254	10,114
DaVita HealthCare Partners, Inc. *	1,155	89,305
DENTSPLY SIRONA, Inc.	1,115	69,308
Edwards Lifesciences Corp. *	574	56,539
Express Scripts Holding Co. *	7,579	572,593
Haemonetics Corp. *	226	6,328
Halyard Health, Inc. *	1,193	37,090
HCA Holdings, Inc. *	4,602	359,048
HealthSouth Corp.	381	15,362
Henry Schein, Inc. *	718	124,738
Hill-Rom Holdings, Inc.	762	37,437
Humana, Inc.	2,037	351,403
IDEXX Laboratories, Inc. *	508	44,485
IMS Health Holdings, Inc. *	401	10,470
Integra LifeSciences Holdings Corp. *	127	9,488
Intuitive Surgical, Inc. *	129	81,878
Invacare Corp.	687	7,351
Kindred Healthcare, Inc.	1,159	13,757
Laboratory Corp. of America Holdings *	644	82,400
LifePoint Health, Inc. *	762	50,513
LivaNova plc *	295	14,399
Magellan Health, Inc. *	799	52,934
Masimo Corp. *	254	12,634
McKesson Corp.	2,828	517,920

6

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
MEDNAX, Inc. *	508	34,773
Medtronic plc	7,465	600,783
Meridian Bioscience, Inc.	396	7,714
Molina Healthcare, Inc. *	508	24,602
Orthofix International N.V. *	173	7,652
Owens & Minor, Inc.	2,166	80,770
Patterson Cos., Inc.	1,143	55,790
PharMerica Corp. *	401	10,655
Quality Systems, Inc.	518	6,584
Quest Diagnostics, Inc.	2,667	205,812
ResMed, Inc.	762	45,004
Select Medical Holdings Corp. *	1,459	18,485
St. Jude Medical, Inc.	2,578	202,012
STERIS plc	635	44,088
Stryker Corp.	1,949	216,651
Team Health Holdings, Inc. *	178	8,539
Teleflex, Inc.	268	43,175
Tenet Healthcare Corp. *	1,686	48,793
The Cooper Cos., Inc.	127	20,677
Triple-S Management Corp., Class B *	508	11,674
UnitedHealth Group, Inc.	10,724	1,433,477
Universal Health Services, Inc., Class B	587	79,163
Varian Medical Systems, Inc. *	762	63,086
VCA, Inc. *	548	35,582
WellCare Health Plans, Inc. *	642	65,112
West Pharmaceutical Services, Inc.	508	38,141
Zimmer Biomet Holdings, Inc.	1,640	200,260
		9,998,768
Household & Personal Products 2.0%
Avon Products, Inc.	23,380	91,182
Church & Dwight Co., Inc.	809	79,670
Colgate-Palmolive Co.	6,746	474,986
Edgewell Personal Care Co. *	508	40,351
Elizabeth Arden, Inc. *	1,679	15,413
Herbalife Ltd. *	1,317	76,241
Kimberly-Clark Corp.	2,840	360,794
Nu Skin Enterprises, Inc., Class A	1,111	43,829
Spectrum Brands Holdings, Inc.	127	14,804
The Clorox Co.	696	89,464
The Estee Lauder Cos., Inc., Class A	1,069	98,113
The Procter & Gamble Co.	30,996	2,511,916
WD-40 Co.	127	14,144
		3,910,907
Insurance 3.6%
Aflac, Inc.	4,663	323,892
Alleghany Corp. *	57	31,055
Allied World Assurance Co. Holdings AG	1,161	43,050
Ambac Financial Group, Inc. *	1,096	18,073
American Equity Investment Life Holding Co.	520	8,429
American Financial Group, Inc.	1,016	74,453
American International Group, Inc.	15,730	910,452
AmTrust Financial Services, Inc.	310	8,221
Aon plc	1,654	180,733
Arch Capital Group Ltd. *	1,081	78,546
Argo Group International Holdings Ltd.	317	16,680
Arthur J. Gallagher & Co.	762	36,827
Security	Number of Shares	Value ($)
Aspen Insurance Holdings Ltd.	1,016	48,616
Assurant, Inc.	1,550	135,455
Assured Guaranty Ltd.	1,052	28,288
Axis Capital Holdings Ltd.	1,675	92,376
Brown & Brown, Inc.	635	22,898
Chubb Ltd.	4,476	566,706
Cincinnati Financial Corp.	1,288	89,001
CNA Financial Corp.	296	9,727
CNO Financial Group, Inc.	2,199	44,618
Employers Holdings, Inc.	556	16,597
Endurance Specialty Holdings Ltd.	598	40,616
Everest Re Group Ltd.	512	91,704
First American Financial Corp.	1,143	43,708
FNF Group	2,457	85,872
Genworth Financial, Inc., Class A *	14,750	54,575
Horace Mann Educators Corp.	381	12,977
Infinity Property & Casualty Corp.	254	19,794
Kemper Corp.	905	29,241
Lincoln National Corp.	1,400	64,190
Loews Corp.	4,827	195,397
Maiden Holdings Ltd.	725	9,512
Markel Corp. *	35	33,355
Marsh & McLennan Cos., Inc.	3,358	221,863
MBIA, Inc. *	2,492	17,942
Mercury General Corp.	381	20,029
MetLife, Inc.	5,636	256,720
Old Republic International Corp.	2,326	44,566
Primerica, Inc.	776	43,541
Principal Financial Group, Inc.	1,679	74,816
ProAssurance Corp.	774	40,627
Prudential Financial, Inc.	3,048	241,554
Reinsurance Group of America, Inc.	790	78,321
RenaissanceRe Holdings Ltd.	798	92,177
RLI Corp.	508	33,584
Safety Insurance Group, Inc.	127	7,545
Selective Insurance Group, Inc.	549	20,395
Stewart Information Services Corp.	256	9,528
The Allstate Corp.	4,389	296,301
The Hanover Insurance Group, Inc.	518	44,900
The Hartford Financial Services Group, Inc.	4,492	202,904
The Progressive Corp.	8,188	272,660
The Travelers Cos., Inc.	7,611	868,720
Torchmark Corp.	1,322	81,475
Unum Group	3,683	135,976
Validus Holdings Ltd.	901	43,870
W.R. Berkley Corp.	1,094	62,391
White Mountains Insurance Group Ltd.	70	56,377
XL Group plc	2,545	87,421
		6,821,837
Materials 4.0%
A. Schulman, Inc.	508	12,857
Air Products & Chemicals, Inc.	1,415	201,836
Albemarle Corp.	1,237	97,105
Alcoa, Inc.	18,112	167,898
Allegheny Technologies, Inc.	2,840	35,159
AptarGroup, Inc.	768	59,336
Ashland, Inc.	608	68,923
Avery Dennison Corp.	922	68,578
Axalta Coating Systems Ltd. *	443	12,470

    7

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Axiall Corp.	1,504	35,028
Ball Corp.	1,528	110,474
Bemis Co., Inc.	1,270	63,932
Berry Plastics Group, Inc. *	347	13,592
Boise Cascade Co. *	368	8,449
Cabot Corp.	1,023	46,761
Calgon Carbon Corp.	335	4,985
Carpenter Technology Corp.	832	26,657
Celanese Corp., Series A	1,143	80,559
Century Aluminum Co. *	1,276	8,243
CF Industries Holdings, Inc.	2,953	81,680
Chemtura Corp. *	1,016	27,107
Clearwater Paper Corp. *	441	27,611
Cliffs Natural Resources, Inc. *(b)	28,060	120,097
Coeur Mining, Inc. *	3,488	26,265
Commercial Metals Co.	3,556	61,057
Compass Minerals International, Inc.	254	19,799
Crown Holdings, Inc. *	762	39,754
Domtar Corp.	2,414	93,277
E.I. du Pont de Nemours & Co.	7,679	502,283
Eagle Materials, Inc.	110	8,615
Eastman Chemical Co.	1,528	112,094
Ecolab, Inc.	973	114,075
Ferro Corp. *	340	4,702
Ferroglobe plc	762	6,949
FMC Corp.	1,065	50,577
Freeport-McMoRan, Inc.	52,826	585,312
Graphic Packaging Holding Co.	2,921	39,141
Greif, Inc., Class A	668	23,954
H.B. Fuller Co.	508	23,195
Hecla Mining Co.	4,240	17,214
Huntsman Corp.	4,459	66,573
Innophos Holdings, Inc.	254	9,738
Innospec, Inc.	285	13,840
International Flavors & Fragrances, Inc.	508	65,532
International Paper Co.	5,544	233,735
Intrepid Potash, Inc. *	6,245	7,931
Kaiser Aluminum Corp.	254	21,770
KapStone Paper & Packaging Corp.	483	7,366
Koppers Holdings, Inc. *	797	20,172
Kraton Performance Polymers, Inc. *	381	10,359
Louisiana-Pacific Corp. *	762	13,929
LSB Industries, Inc. *	853	11,217
LyondellBasell Industries N.V., Class A	5,474	445,365
Martin Marietta Materials, Inc.	256	48,394
Materion Corp.	254	6,144
Minerals Technologies, Inc.	381	21,946
Monsanto Co.	3,776	424,687
Myers Industries, Inc.	508	7,259
Neenah Paper, Inc.	100	6,939
NewMarket Corp.	73	29,565
Newmont Mining Corp.	10,025	324,910
Nucor Corp.	5,384	261,178
Olin Corp.	1,272	29,269
Owens-Illinois, Inc. *	2,687	50,784
P.H. Glatfelter Co.	635	13,018
Packaging Corp. of America	639	43,599
PolyOne Corp.	635	23,793
PPG Industries, Inc.	2,002	215,575
Praxair, Inc.	2,542	279,264
Quaker Chemical Corp.	71	6,135
Reliance Steel & Aluminum Co.	1,651	122,752
Security	Number of Shares	Value ($)
Royal Gold, Inc.	173	9,711
RPM International, Inc.	1,143	57,367
Schnitzer Steel Industries, Inc., Class A	2,161	34,771
Schweitzer-Mauduit International, Inc.	254	8,738
Sealed Air Corp.	896	41,610
Sensient Technologies Corp.	508	34,656
Silgan Holdings, Inc.	508	25,979
Sonoco Products Co.	1,397	66,595
Southern Copper Corp.	2,070	53,924
Steel Dynamics, Inc.	4,298	106,118
Stepan Co.	446	25,730
Stillwater Mining Co. *	764	7,732
SunCoke Energy, Inc.	2,490	15,065
The Dow Chemical Co.	11,830	607,589
The Mosaic Co.	6,979	176,080
The Scotts Miracle-Gro Co., Class A	508	35,306
The Sherwin-Williams Co.	305	88,782
The Valspar Corp.	635	68,783
Tronox Ltd., Class A	2,747	12,719
United States Steel Corp.	5,334	77,183
Vulcan Materials Co.	386	45,066
W.R. Grace & Co.	127	9,860
Westlake Chemical Corp.	254	11,209
WestRock Co.	2,014	79,775
Worthington Industries, Inc.	762	28,468
		7,679,154
Media 3.2%
AMC Networks, Inc., Class A *	127	8,120
Cablevision Systems Corp., Class A	2,413	83,683
CBS Corp., Class B Non-Voting Shares	5,827	321,650
Charter Communications, Inc., Class A *	2,465	539,615
Cinemark Holdings, Inc.	1,146	41,462
Comcast Corp., Class A	16,094	1,018,750
Discovery Communications, Inc., Class A *	2,382	66,339
Discovery Communications, Inc., Class C *	3,324	88,984
DISH Network Corp., Class A *	1,209	60,329
DreamWorks Animation SKG, Inc., Class A *	933	37,544
John Wiley & Sons, Inc., Class A	381	20,528
Liberty Broadband Corp., Class A *	155	8,959
Liberty Broadband Corp., Class C *	144	8,328
Liberty Media Group, Class A *	166	3,234
Liberty Media Group, Class C *	331	6,272
Lions Gate Entertainment Corp.	254	5,664
Live Nation Entertainment, Inc. *	858	20,721
Loral Space & Communications, Inc. *	374	14,350
Meredith Corp.	409	20,246
MSG Networks, Inc., Class A *	254	4,397
National CineMedia, Inc.	773	11,286
News Corp., Class A	5,913	70,720
News Corp., Class B	664	8,194
Omnicom Group, Inc.	2,667	222,241
Regal Entertainment Group, Class A (b)	1,270	26,708
Scholastic Corp.	762	29,756
Scripps Networks Interactive, Inc., Class A	1,045	67,235
Sinclair Broadcast Group, Inc., Class A	277	8,762

8

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sirius XM Holdings, Inc. *	8,411	33,812
Starz, Class A *	337	9,099
TEGNA, Inc.	2,796	64,196
The Interpublic Group of Cos., Inc.	3,623	86,590
The New York Times Co., Class A	1,456	17,603
The Walt Disney Co.	9,451	937,728
Thomson Reuters Corp.	3,813	160,337
Time Warner, Inc.	13,898	1,051,523
Time, Inc.	3,875	61,496
Tribune Media Co., Class A	432	17,388
Twenty-First Century Fox, Inc., Class A	9,507	274,562
Twenty-First Century Fox, Inc., Class B	3,133	91,609
Viacom, Inc., Class B	8,836	392,053
		6,022,073
Pharmaceuticals, Biotechnology & Life Sciences 5.1%
AbbVie, Inc.	5,562	350,017
Agilent Technologies, Inc.	2,184	100,224
Alexion Pharmaceuticals, Inc. *	127	19,164
Allergan plc *	161	37,956
Amgen, Inc.	5,323	840,768
Bio-Rad Laboratories, Inc., Class A *	248	36,915
Bio-Techne Corp.	127	13,955
Biogen, Inc. *	486	140,809
Bristol-Myers Squibb Co.	9,086	651,466
Bruker Corp.	414	10,929
Celgene Corp. *	1,909	201,438
Charles River Laboratories International, Inc. *	476	40,903
Eli Lilly & Co.	7,496	562,425
Endo International plc *	268	4,237
Gilead Sciences, Inc.	3,618	314,983
Illumina, Inc. *	131	18,973
Impax Laboratories, Inc. *	381	13,011
Jazz Pharmaceuticals plc *	85	12,882
Johnson & Johnson	19,966	2,249,968
Mallinckrodt plc *	322	20,402
Merck & Co., Inc.	23,498	1,321,997
Mettler-Toledo International, Inc. *	176	66,056
Mylan N.V. *	1,788	77,492
Myriad Genetics, Inc. *	357	12,099
PAREXEL International Corp. *	254	15,974
PDL BioPharma, Inc.	2,436	8,745
PerkinElmer, Inc.	889	48,673
Perrigo Co., plc	254	24,343
Pfizer, Inc.	57,761	2,004,307
Prestige Brands Holdings, Inc. *	182	9,835
QIAGEN N.V. *	762	16,444
Quintiles Transnational Holdings, Inc. *	353	23,965
Regeneron Pharmaceuticals, Inc. *	19	7,580
Thermo Fisher Scientific, Inc.	1,445	219,308
United Therapeutics Corp. *	127	15,122
Waters Corp. *	508	69,875
Zoetis, Inc.	1,595	75,635
		9,658,875
Real Estate 2.1%
Alexandria Real Estate Equities, Inc.	422	40,892
Altisource Portfolio Solutions S.A. *	329	9,189
American Campus Communities, Inc.	383	18,009
Security	Number of Shares	Value ($)
American Capital Agency Corp.	3,422	64,642
American Tower Corp.	960	101,549
Annaly Capital Management, Inc.	15,960	168,857
Anworth Mortgage Asset Corp.	1,270	5,880
Apartment Investment & Management Co., Class A	321	13,691
AvalonBay Communities, Inc.	381	68,534
Boston Properties, Inc.	647	81,283
Brandywine Realty Trust	1,397	22,059
Brixmor Property Group, Inc.	543	13,711
Camden Property Trust	381	32,465
Capstead Mortgage Corp.	762	7,361
CBL & Associates Properties, Inc.	1,343	12,920
CBRE Group, Inc., Class A *	1,143	34,119
Chimera Investment Corp.	2,044	30,640
Columbia Property Trust, Inc.	1,369	28,229
Corporate Office Properties Trust	1,022	27,625
Corrections Corp. of America	1,932	64,915
Crown Castle International Corp.	656	59,571
CubeSmart	329	10,475
DCT Industrial Trust, Inc.	335	14,449
DDR Corp.	1,270	21,857
DiamondRock Hospitality Co.	1,270	11,354
Digital Realty Trust, Inc.	635	60,611
Douglas Emmett, Inc.	508	17,216
Duke Realty Corp.	2,032	48,097
DuPont Fabros Technology, Inc.	256	10,831
EastGroup Properties, Inc.	127	8,132
EPR Properties	254	18,105
Equinix, Inc.	132	47,784
Equity Commonwealth *	1,270	36,690
Equity LifeStyle Properties, Inc.	218	15,979
Equity One, Inc.	257	7,571
Equity Residential	1,348	93,295
Essex Property Trust, Inc.	164	37,266
Extra Space Storage, Inc.	254	23,614
Federal Realty Investment Trust	254	38,910
Forest City Realty Trust, Inc., Class A	474	10,812
Franklin Street Properties Corp.	835	9,527
General Growth Properties, Inc.	1,929	51,832
Government Properties Income Trust	386	7,566
Gramercy Property Trust	1,183	10,564
Hatteras Financial Corp.	1,468	23,620
HCP, Inc.	2,813	92,463
Healthcare Realty Trust, Inc.	381	12,112
Healthcare Trust of America, Inc., Class A	398	12,012
Hersha Hospitality Trust	568	10,065
Highwoods Properties, Inc.	635	30,899
Hospitality Properties Trust	1,524	39,014
Host Hotels & Resorts, Inc.	4,318	66,497
Invesco Mortgage Capital, Inc.	1,053	15,142
Investors Real Estate Trust	1,093	6,798
Iron Mountain, Inc.	3,177	116,723
Jones Lang LaSalle, Inc.	239	28,169
Kilroy Realty Corp.	254	16,040
Kimco Realty Corp.	2,413	67,998
Lamar Advertising Co., Class A	313	20,361
LaSalle Hotel Properties	508	11,740
Lexington Realty Trust	1,016	9,601
Liberty Property Trust	889	33,177
Mack-Cali Realty Corp.	1,397	36,657

    9

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Medical Properties Trust, Inc.	554	8,144
MFA Financial, Inc.	4,194	30,239
Mid-America Apartment Communities, Inc.	389	40,063
National Retail Properties, Inc.	385	17,452
New Residential Investment Corp.	1,094	14,857
NorthStar Realty Finance Corp.	678	9,153
Omega Healthcare Investors, Inc.	381	12,162
Outfront Media, Inc.	1,241	27,600
Pennsylvania Real Estate Investment Trust	508	10,719
PennyMac Mortgage Investment Trust	1,052	16,190
Piedmont Office Realty Trust, Inc., Class A	1,927	38,636
Post Properties, Inc.	243	14,719
Potlatch Corp.	508	17,363
Prologis, Inc.	1,738	82,607
PS Business Parks, Inc.	127	12,539
Public Storage	423	107,319
Rayonier, Inc.	1,671	43,329
Realogy Holdings Corp. *	1,047	34,342
Realty Income Corp.	690	41,462
Redwood Trust, Inc.	762	10,858
Regency Centers Corp.	361	27,653
Retail Properties of America, Inc., Class A	1,851	29,338
RLJ Lodging Trust	689	14,118
Ryman Hospitality Properties, Inc.	254	12,461
Sabra Health Care REIT, Inc.	635	13,297
Senior Housing Properties Trust	2,022	37,771
Simon Property Group, Inc.	1,077	212,858
SL Green Realty Corp.	254	25,745
Sovran Self Storage, Inc.	127	13,750
Spirit Realty Capital, Inc.	1,137	13,019
Starwood Property Trust, Inc.	1,076	22,187
Sun Communities, Inc.	127	8,868
Sunstone Hotel Investors, Inc.	924	11,125
Tanger Factory Outlet Centers, Inc.	254	8,946
Taubman Centers, Inc.	254	17,417
The Geo Group, Inc.	381	12,672
The Macerich Co.	508	38,771
Two Harbors Investment Corp.	1,066	9,040
UDR, Inc.	1,035	37,291
Ventas, Inc.	1,742	115,547
Vornado Realty Trust	1,017	97,144
Washington Real Estate Investment Trust	381	11,289
Weingarten Realty Investors	762	28,674
Welltower, Inc.	1,217	83,863
Western Asset Mortgage Capital Corp.	685	6,350
Weyerhaeuser Co.	8,519	268,348
WP Carey, Inc.	254	16,284
		3,951,345
Retailing 4.7%
Aaron's, Inc.	1,651	41,440
Abercrombie & Fitch Co., Class A	3,309	65,816
Advance Auto Parts, Inc.	433	66,613
Amazon.com, Inc. *	439	317,305
American Eagle Outfitters, Inc.	5,080	79,451
Asbury Automotive Group, Inc. *	262	14,698
Security	Number of Shares	Value ($)
Ascena Retail Group, Inc. *	3,203	23,126
AutoNation, Inc. *	1,038	52,357
AutoZone, Inc. *	101	76,982
Barnes & Noble, Inc.	2,122	24,679
Bed Bath & Beyond, Inc. *	3,877	173,496
Best Buy Co., Inc.	8,258	265,660
Big Lots, Inc.	1,797	93,983
Burlington Stores, Inc. *	659	39,777
Cabela's, Inc. *	328	15,928
Caleres, Inc.	889	21,745
CarMax, Inc. *	1,270	68,148
Chico's FAS, Inc.	2,632	28,557
Citi Trends, Inc.	274	4,261
Core-Mark Holding Co., Inc.	994	85,106
CST Brands, Inc.	2,913	110,490
Dick's Sporting Goods, Inc.	1,169	50,150
Dillard's, Inc., Class A	819	48,411
Dollar General Corp.	2,787	250,551
Dollar Tree, Inc. *	1,942	175,829
DSW, Inc., Class A	889	18,811
Expedia, Inc.	451	50,169
Express, Inc. *	1,397	20,312
Five Below, Inc. *	180	7,535
Foot Locker, Inc.	1,460	81,643
Fred's, Inc., Class A	1,270	18,644
GameStop Corp., Class A	3,667	106,710
Genesco, Inc. *	654	42,248
Genuine Parts Co.	1,906	184,730
GNC Holdings, Inc., Class A	1,065	27,743
Group 1 Automotive, Inc.	508	31,587
Guess?, Inc.	2,160	34,063
Haverty Furniture Cos., Inc.	521	9,685
Hibbett Sports, Inc. *	371	12,814
HSN, Inc.	254	13,302
J.C. Penney Co., Inc. *	9,986	77,791
Kohl's Corp.	6,832	246,225
L Brands, Inc.	1,681	115,233
Lands' End, Inc. *	510	8,553
Liberty Interactive Corp. QVC Group, Class A *	4,736	127,777
Liberty TripAdvisor Holdings, Inc., Class A *	425	9,762
Lithia Motors, Inc., Class A	155	12,763
LKQ Corp. *	1,218	40,279
Lowe's Cos., Inc.	12,218	979,028
Lumber Liquidators Holdings, Inc. *(b)	765	10,021
Macy's, Inc.	4,959	164,688
Monro Muffler Brake, Inc.	127	7,995
Murphy USA, Inc. *	2,338	158,961
Netflix, Inc. *	296	30,361
Nordstrom, Inc.	1,563	59,363
Nutrisystem, Inc.	359	9,743
O'Reilly Automotive, Inc. *	524	138,561
Office Depot, Inc. *	7,052	25,246
Outerwall, Inc. (b)	666	27,472
Penske Automotive Group, Inc.	635	25,095
Pier 1 Imports, Inc.	4,670	26,152
Pool Corp.	254	23,259
Rent-A-Center, Inc.	3,652	48,097
Ross Stores, Inc.	2,613	139,534
Sally Beauty Holdings, Inc. *	1,169	33,574
Sears Holdings Corp. *	500	6,630

10

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Select Comfort Corp. *	254	5,695
Shutterfly, Inc. *	174	8,404
Signet Jewelers Ltd.	573	56,710
Sonic Automotive, Inc., Class A	889	15,878
Stage Stores, Inc.	2,961	16,374
Staples, Inc.	25,868	227,638
Stein Mart, Inc.	545	3,788
Tailored Brands, Inc.	1,651	22,767
Target Corp.	11,410	784,780
The Buckle, Inc.	535	13,231
The Cato Corp., Class A	381	14,421
The Children's Place, Inc.	514	36,227
The Finish Line, Inc., Class A	762	13,815
The Gap, Inc.	6,004	108,012
The Home Depot, Inc.	10,911	1,441,561
The Michaels Cos., Inc. *	316	9,262
The Priceline Group, Inc. *	97	122,640
The TJX Cos., Inc.	5,924	450,935
Tiffany & Co.	649	40,212
Tractor Supply Co.	889	85,433
TripAdvisor, Inc. *	127	8,603
Tuesday Morning Corp. *	764	5,195
Ulta Salon, Cosmetics & Fragrance, Inc. *	162	37,748
Urban Outfitters, Inc. *	1,343	38,316
Vitamin Shoppe, Inc. *	263	7,953
Williams-Sonoma, Inc.	919	48,744
Zumiez, Inc. *	470	6,994
		9,038,054
Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	14,098	64,428
Amkor Technology, Inc. *	1,378	8,695
Analog Devices, Inc.	1,607	94,009
Applied Materials, Inc.	11,408	278,583
Broadcom Ltd.	858	132,441
Brooks Automation, Inc.	1,016	11,156
Cabot Microelectronics Corp.	351	15,142
Cirrus Logic, Inc. *	411	14,796
Cree, Inc. *	661	15,917
Cypress Semiconductor Corp.	1,824	19,389
Diodes, Inc. *	381	7,338
Entegris, Inc. *	1,270	18,110
Fairchild Semiconductor International, Inc. *	1,726	34,296
First Solar, Inc. *	646	32,074
Integrated Device Technology, Inc. *	367	8,569
Intel Corp.	63,178	1,995,793
Intersil Corp., Class A	1,914	25,877
KLA-Tencor Corp.	1,433	104,509
Lam Research Corp.	925	76,599
Linear Technology Corp.	1,270	60,096
Marvell Technology Group Ltd.	10,584	108,274
Maxim Integrated Products, Inc.	2,540	96,418
Microchip Technology, Inc.	1,494	77,210
Micron Technology, Inc. *	8,612	109,545
Microsemi Corp. *	340	11,502
MKS Instruments, Inc.	508	20,818
NVIDIA Corp.	2,578	120,444
ON Semiconductor Corp. *	3,302	32,261
Photronics, Inc. *	1,016	9,754
Security	Number of Shares	Value ($)
QUALCOMM, Inc.	10,558	579,845
Silicon Laboratories, Inc. *	381	18,955
Skyworks Solutions, Inc.	453	30,242
Synaptics, Inc. *	185	12,549
Teradyne, Inc.	1,270	25,159
Texas Instruments, Inc.	8,851	536,371
Veeco Instruments, Inc. *	789	14,036
Xilinx, Inc.	1,566	74,213
		4,895,413
Software & Services 7.1%
Accenture plc, Class A	4,550	541,313
ACI Worldwide, Inc. *	387	7,995
Activision Blizzard, Inc.	5,814	228,258
Acxiom Corp. *	1,016	21,519
Adobe Systems, Inc. *	1,256	124,934
Akamai Technologies, Inc. *	643	35,095
Alliance Data Systems Corp. *	228	50,659
Alphabet, Inc., Class A *	651	487,501
Alphabet, Inc., Class C *	678	498,818
Amdocs Ltd.	1,778	103,106
ANSYS, Inc. *	285	25,393
Autodesk, Inc. *	1,016	59,202
Automatic Data Processing, Inc.	2,514	220,830
AVG Technologies N.V. *	601	11,551
Booz Allen Hamilton Holding Corp.	1,463	42,822
Broadridge Financial Solutions, Inc.	889	57,065
CA, Inc.	3,865	124,917
CACI International, Inc., Class A *	514	51,796
Cadence Design Systems, Inc. *	635	15,697
Cardtronics, Inc. *	318	12,494
Cimpress N.V. *	254	25,443
Citrix Systems, Inc. *	913	77,532
Cognizant Technology Solutions Corp., Class A *	2,120	130,253
Computer Sciences Corp.	2,772	136,382
Convergys Corp.	1,905	53,702
CoreLogic, Inc. *	1,304	48,600
CSG Systems International, Inc.	182	7,737
DST Systems, Inc.	331	40,025
EarthLink Holdings Corp.	2,583	16,944
eBay, Inc. *	8,699	212,778
Electronic Arts, Inc. *	608	46,664
Euronet Worldwide, Inc. *	256	20,431
Facebook, Inc., Class A *	895	106,335
Fair Isaac Corp.	364	40,561
Fidelity National Information Services, Inc.	2,540	188,646
Fiserv, Inc. *	1,349	142,090
FleetCor Technologies, Inc. *	67	9,976
Gartner, Inc. *	254	25,811
Genpact Ltd. *	893	25,174
Global Payments, Inc.	930	72,252
IAC/InterActiveCorp	1,235	69,012
International Business Machines Corp.	16,799	2,582,678
Intuit, Inc.	1,546	164,896
j2 Global, Inc.	254	17,010
Jack Henry & Associates, Inc.	381	32,168
Leidos Holdings, Inc.	1,762	87,043
Manhattan Associates, Inc. *	127	8,373
ManTech International Corp., Class A	1,024	36,792

    11

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
MasterCard, Inc., Class A	2,832	271,589
MAXIMUS, Inc.	381	21,965
Mentor Graphics Corp.	371	7,954
Microsoft Corp.	61,119	3,239,307
Monster Worldwide, Inc. *	2,310	6,122
NeuStar, Inc., Class A *	1,398	32,923
Nuance Communications, Inc. *	895	14,964
Oracle Corp.	28,026	1,126,645
Paychex, Inc.	1,629	88,324
Progress Software Corp. *	381	10,032
PTC, Inc. *	248	8,864
Rackspace Hosting, Inc. *	339	8,475
Red Hat, Inc. *	282	21,844
Rovi Corp. *	1,079	18,138
salesforce.com, Inc. *	254	21,262
Science Applications International Corp.	770	42,019
SS&C Technologies Holdings, Inc.	176	10,840
Sykes Enterprises, Inc. *	635	18,936
Symantec Corp.	9,042	156,969
Synopsys, Inc. *	767	39,631
Take-Two Interactive Software, Inc. *	635	24,708
Teradata Corp. *	2,256	63,935
The Western Union Co.	7,388	143,697
Total System Services, Inc.	883	47,417
Travelport Worldwide Ltd.	1,005	13,306
Unisys Corp. *	957	8,077
United Online, Inc. *	1,145	12,515
Vantiv, Inc., Class A *	257	13,819
Verint Systems, Inc. *	225	7,423
VeriSign, Inc. *	455	38,884
Visa, Inc., Class A	5,952	469,851
VMware, Inc., Class A *	201	12,173
WebMD Health Corp. *	290	19,068
WEX, Inc. *	79	7,289
Xerox Corp.	23,776	237,047
Yahoo! Inc. *	3,212	121,863
Zynga, Inc., Class A *	3,155	8,108
		13,562,256
Technology Hardware & Equipment 4.5%
ADTRAN, Inc.	762	14,821
Amphenol Corp., Class A	1,526	89,607
Anixter International, Inc. *	894	53,819
Apple, Inc.	26,433	2,639,599
ARRIS International plc *	889	21,425
Arrow Electronics, Inc. *	2,540	164,135
Avnet, Inc.	3,849	157,924
AVX Corp.	877	12,111
Belden, Inc.	381	24,639
Benchmark Electronics, Inc. *	1,524	31,592
Brocade Communications Systems, Inc.	3,429	31,067
CDW Corp.	399	16,981
Cisco Systems, Inc.	45,924	1,334,092
Cognex Corp.	254	10,940
Coherent, Inc. *	254	24,033
CommScope Holding Co., Inc. *	366	11,401
Comtech Telecommunications Corp.	811	18,685
Corning, Inc.	14,646	305,955
Diebold, Inc.	889	22,981
Dolby Laboratories, Inc., Class A	670	31,791
Security	Number of Shares	Value ($)
EchoStar Corp., Class A *	381	15,255
Electronics For Imaging, Inc. *	196	8,591
EMC Corp.	17,191	480,488
F5 Networks, Inc. *	254	27,991
Fabrinet *	390	13,845
FEI Co.	127	13,646
Finisar Corp. *	508	8,545
FLIR Systems, Inc.	1,302	40,557
Harmonic, Inc. *	2,165	6,192
Harris Corp.	1,512	119,100
HP, Inc.	82,741	1,107,075
II-VI, Inc. *	626	12,758
Ingram Micro, Inc., Class A	6,336	219,416
Insight Enterprises, Inc. *	1,143	31,021
InterDigital, Inc.	254	14,808
IPG Photonics Corp. *	131	11,316
Itron, Inc. *	532	23,435
Jabil Circuit, Inc.	4,446	84,830
Juniper Networks, Inc.	4,020	94,108
Keysight Technologies, Inc. *	1,417	43,403
Knowles Corp. *	1,487	21,740
Lexmark International, Inc., Class A	1,765	66,823
Littelfuse, Inc.	127	14,545
Methode Electronics, Inc.	272	8,027
Motorola Solutions, Inc.	2,884	199,775
MTS Systems Corp.	127	6,071
National Instruments Corp.	508	14,514
NCR Corp. *	1,430	44,158
NetApp, Inc.	2,798	71,433
NETGEAR, Inc. *	637	28,665
OSI Systems, Inc. *	127	6,767
Plantronics, Inc.	254	11,308
Plexus Corp. *	635	27,889
Polycom, Inc. *	2,400	28,800
QLogic Corp. *	2,413	33,444
Rofin-Sinar Technologies, Inc. *	345	11,023
Sanmina Corp. *	1,671	44,766
ScanSource, Inc. *	508	19,497
Super Micro Computer, Inc. *	309	8,108
SYNNEX Corp.	647	58,942
Tech Data Corp. *	1,917	144,868
Trimble Navigation Ltd. *	978	25,017
TTM Technologies, Inc. *	1,046	8,190
VeriFone Systems, Inc. *	676	17,846
ViaSat, Inc. *	127	8,767
Viavi Solutions, Inc. *	2,032	13,879
Vishay Intertechnology, Inc.	4,017	52,060
Western Digital Corp.	3,245	151,022
Zebra Technologies Corp., Class A *	382	20,288
		8,562,210
Telecommunication Services 4.0%
AT&T, Inc.	111,319	4,358,139
CenturyLink, Inc.	14,321	388,385
Cincinnati Bell, Inc. *	7,010	27,900
Consolidated Communications Holdings, Inc.	508	12,487
Frontier Communications Corp.	26,604	137,543
General Communication, Inc., Class A *	500	7,795
Inteliquent, Inc.	404	6,755
Intelsat S.A. *	1,923	6,211

12

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Iridium Communications, Inc. *	905	7,901
Level 3 Communications, Inc. *	895	48,285
SBA Communications Corp., Class A *	254	25,248
T-Mobile US, Inc. *	923	39,467
Telephone & Data Systems, Inc.	3,063	88,184
Verizon Communications, Inc.	45,105	2,295,844
Vonage Holdings Corp. *	3,000	13,830
Windstream Holdings, Inc. (b)	5,997	50,315
Zayo Group Holdings, Inc. *	427	11,862
		7,526,151
Transportation 1.9%
Alaska Air Group, Inc.	517	34,329
Allegiant Travel Co.	66	9,175
AMERCO	26	9,793
American Airlines Group, Inc.	704	22,465
ArcBest Corp.	520	8,960
Atlas Air Worldwide Holdings, Inc. *	390	17,098
Avis Budget Group, Inc. *	2,682	80,460
C.H. Robinson Worldwide, Inc.	2,304	172,754
Copa Holdings S.A., Class A	459	23,671
CSX Corp.	11,916	314,940
Delta Air Lines, Inc.	907	39,418
Expeditors International of Washington, Inc.	2,244	108,946
FedEx Corp.	3,852	635,464
Forward Air Corp.	254	11,555
Genesee & Wyoming, Inc., Class A *	127	7,629
Hawaiian Holdings, Inc. *	406	16,427
Heartland Express, Inc.	635	11,735
Hertz Global Holdings, Inc. *	9,485	91,910
Hub Group, Inc., Class A *	508	20,330
J.B. Hunt Transport Services, Inc.	635	52,527
JetBlue Airways Corp. *	1,951	34,981
Kansas City Southern	650	60,515
Kirby Corp. *	442	30,975
Knight Transportation, Inc.	635	16,586
Landstar System, Inc.	508	34,468
Macquarie Infrastructure Corp.	100	7,161
Marten Transport Ltd.	399	7,908
Matson, Inc.	283	9,432
Navios Maritime Holdings, Inc.	7,958	8,833
Norfolk Southern Corp.	3,234	271,850
Old Dominion Freight Line, Inc. *	196	12,613
Ryder System, Inc.	1,036	72,126
Saia, Inc. *	182	4,745
SkyWest, Inc.	2,298	54,233
Southwest Airlines Co.	836	35,513
Spirit Airlines, Inc. *	185	8,042
Swift Transportation Co. *	762	11,872
Union Pacific Corp.	7,358	619,470
United Continental Holdings, Inc. *	670	30,210
United Parcel Service, Inc., Class B	4,854	500,399
Werner Enterprises, Inc.	889	22,127
Wesco Aircraft Holdings, Inc. *	778	10,962
		3,554,607
Utilities 4.6%
AES Corp.	17,561	194,751
AGL Resources, Inc.	1,207	79,421
Security	Number of Shares	Value ($)
ALLETE, Inc.	381	21,999
Alliant Energy Corp.	2,596	96,182
Ameren Corp.	3,260	161,533
American Electric Power Co., Inc.	5,700	368,961
American States Water Co.	254	9,921
American Water Works Co., Inc.	1,300	96,330
Aqua America, Inc.	763	24,653
Atmos Energy Corp.	1,132	82,523
Avista Corp.	762	30,648
Black Hills Corp.	381	23,066
California Water Service Group	381	11,106
Calpine Corp. *	6,257	92,604
CenterPoint Energy, Inc.	7,511	169,223
CMS Energy Corp.	3,248	135,831
Consolidated Edison, Inc.	3,898	285,567
Dominion Resources, Inc.	5,282	381,624
DTE Energy Co.	2,322	210,559
Duke Energy Corp.	6,813	532,981
Dynegy, Inc. *	1,599	30,125
Edison International	3,563	255,218
El Paso Electric Co.	381	17,015
Entergy Corp.	3,989	302,845
Eversource Energy	2,238	123,627
Exelon Corp.	17,222	590,198
FirstEnergy Corp.	8,844	290,172
Great Plains Energy, Inc.	1,916	55,909
Hawaiian Electric Industries, Inc.	1,315	43,171
IDACORP, Inc.	381	27,893
ITC Holdings Corp.	765	34,058
MDU Resources Group, Inc.	3,207	73,344
MGE Energy, Inc.	256	12,982
National Fuel Gas Co.	945	51,975
New Jersey Resources Corp.	1,016	35,712
NextEra Energy, Inc.	3,623	435,195
NiSource, Inc.	4,513	107,680
Northwest Natural Gas Co.	381	20,917
NorthWestern Corp.	381	22,083
NRG Energy, Inc.	9,171	150,221
OGE Energy Corp.	2,489	75,143
ONE Gas, Inc.	247	14,487
Otter Tail Corp.	272	8,046
PG&E Corp.	5,722	343,778
Piedmont Natural Gas Co., Inc.	762	45,766
Pinnacle West Capital Corp.	1,397	102,805
PNM Resources, Inc.	1,016	33,365
Portland General Electric Co.	1,030	42,415
PPL Corp.	7,384	284,579
Public Service Enterprise Group, Inc.	7,114	318,352
Questar Corp.	1,357	34,210
SCANA Corp.	1,651	115,421
Sempra Energy	1,954	209,312
South Jersey Industries, Inc.	296	8,551
Southwest Gas Corp.	508	35,270
Spire, Inc.	381	24,224
TECO Energy, Inc.	3,087	85,016
The Empire District Electric Co.	508	17,018
The Southern Co.	10,380	513,187
UGI Corp.	2,110	90,561
Vectren Corp.	1,016	50,475
WEC Energy Group, Inc.	2,557	153,778
Westar Energy, Inc.	1,696	95,536

    13

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
WGL Holdings, Inc.	739	48,205
Xcel Energy, Inc.	6,096	252,192
		8,691,515
Total Common Stock
(Cost $186,641,296)		189,401,480

Rights 0.0% of net assets
Telecommunication Services 0.0%
Leap Wireless CVR *(d)(e)	735	1,852
Total Rights
(Cost $1,852)		1,852

Other Investment Companies 0.1% of net assets
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (c)	16,315	16,315
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.23% (c)	159,280	159,280
Total Other Investment Companies
(Cost $175,595)		175,595

End of Investments.

At 05/31/16, the tax basis cost of the fund's investments was $186,839,453 and the unrealized appreciation and depreciation were $16,979,046 and ($14,239,572), respectively, with a net unrealized appreciation of $2,739,474.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $166,405.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $1,852 or 0.0% of net assets.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 05/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/17/16	6	628,470	9,558

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$189,401,480	$—	$—	$189,401,480
Rights [1]	—	—	1,852	1,852
Other Investment Companies[1]	175,595	—	—	175,595
Total	$189,577,075	$—	$1,852	$189,578,927
Other Financial Instruments
Futures Contracts[2]	$9,558	$—	$—	$9,558
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
14

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of February 29, 2016	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of May 31, 2016
Common Stock	$13,492	—	($3,266)	—	($10,226)	—	$—	$—
Rights	$1,574	—	278	—	—	—	—	1,852
Total	$15,066	$—	($2,988)	$—	($10,226)	$—	$—	$1,852
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2016.
    15

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	1,164,891,300	1,177,541,457
0.2%	Other Investment Companies	2,127,901	2,127,901
99.7%	Total Investments	1,167,019,201	1,179,669,358
0.3%	Other Assets and Liabilities, Net		3,127,885
100.0%	Net Assets		1,182,797,243

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets
Automobiles & Components 1.2%
BorgWarner, Inc.	15,255	519,128
Dana Holding Corp.	16,079	193,270
Delphi Automotive plc	11,188	760,336
Ford Motor Co.	339,926	4,585,602
General Motors Co.	120,228	3,760,732
Harley-Davidson, Inc.	13,015	603,766
Johnson Controls, Inc.	55,093	2,432,356
Lear Corp.	7,128	846,521
The Goodyear Tire & Rubber Co.	13,470	376,756
Visteon Corp.	3,934	294,971
		14,373,438
Banks 4.9%
Bank of America Corp.	562,571	8,320,425
BB&T Corp.	43,251	1,573,039
CIT Group, Inc.	17,356	594,617
Citigroup, Inc.	183,337	8,538,004
Citizens Financial Group, Inc.	12,792	301,252
Comerica, Inc.	9,605	452,396
Fifth Third Bancorp	54,450	1,027,471
Huntington Bancshares, Inc.	33,258	347,546
JPMorgan Chase & Co.	234,452	15,302,682
KeyCorp	43,492	557,567
M&T Bank Corp.	8,071	964,484
New York Community Bancorp, Inc.	32,970	518,948
People's United Financial, Inc.	20,583	326,858
PHH Corp. *	24,854	354,915
Popular, Inc.	8,199	256,957
Regions Financial Corp.	81,693	803,042
SunTrust Banks, Inc.	29,589	1,296,590
The PNC Financial Services Group, Inc.	26,673	2,393,635
U.S. Bancorp	76,462	3,274,103
Wells Fargo & Co.	225,815	11,453,337
		58,657,868
Security	Number of Shares	Value ($)
Capital Goods 7.9%
3M Co.	33,336	5,611,115
AECOM *	15,300	491,283
AGCO Corp.	11,329	588,315
AMETEK, Inc.	7,092	339,139
Armstrong World Industries, Inc. *	8,927	369,131
Carlisle Cos., Inc.	3,170	329,109
Caterpillar, Inc.	54,664	3,963,687
Chicago Bridge & Iron Co. N.V.	6,819	260,759
Cummins, Inc.	16,842	1,927,904
Danaher Corp.	18,116	1,781,890
Deere & Co.	36,423	2,997,249
Dover Corp.	12,869	859,006
Eaton Corp. plc	27,038	1,666,352
EMCOR Group, Inc.	7,074	336,369
Emerson Electric Co.	68,080	3,541,522
Fastenal Co.	14,933	687,366
Flowserve Corp.	15,339	738,266
Fluor Corp.	32,934	1,738,256
Fortune Brands Home & Security, Inc.	7,221	423,656
General Dynamics Corp.	19,983	2,834,988
General Electric Co.	522,341	15,790,368
Honeywell International, Inc.	31,579	3,594,638
Hubbell, Inc.	3,644	387,248
Illinois Tool Works, Inc.	23,788	2,522,242
Ingersoll-Rand plc	19,070	1,274,067
Jacobs Engineering Group, Inc. *	18,690	947,396
Joy Global, Inc.	26,935	458,703
KBR, Inc.	42,727	621,678
Kennametal, Inc.	10,679	261,422
L-3 Communications Holdings, Inc.	14,920	2,047,173
Lincoln Electric Holdings, Inc.	4,722	284,170
Lockheed Martin Corp.	16,009	3,781,806
Northrop Grumman Corp.	19,398	4,125,373
NOW, Inc. *	17,461	302,774
Oshkosh Corp.	10,306	473,148
Owens Corning	10,760	549,513
PACCAR, Inc.	24,337	1,356,788
Parker-Hannifin Corp.	11,783	1,353,160
Pentair plc	10,659	642,098
Quanta Services, Inc. *	19,177	460,823
Raytheon Co.	26,835	3,479,694
Rockwell Automation, Inc.	5,552	644,310
Rockwell Collins, Inc.	8,173	722,493
Roper Technologies, Inc.	2,358	403,407
Snap-on, Inc.	2,358	381,572
SPX Corp.	19,741	327,108
Stanley Black & Decker, Inc.	8,661	980,252
Textron, Inc.	16,870	642,072
The Boeing Co.	27,188	3,429,766
The Timken Co.	8,998	299,183
TransDigm Group, Inc. *	2,198	579,261
Trinity Industries, Inc.	13,480	243,449
United Rentals, Inc. *	5,648	393,496
United Technologies Corp.	62,539	6,290,173

    1

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
W.W. Grainger, Inc.	4,941	1,128,277
WESCO International, Inc. *	5,819	339,422
Xylem, Inc.	9,432	421,233
		93,425,118
Commercial & Professional Services 0.7%
Cintas Corp.	5,499	521,305
Equifax, Inc.	2,926	367,886
ManpowerGroup, Inc.	10,448	833,228
Nielsen Holdings plc	9,794	522,902
Pitney Bowes, Inc.	26,700	497,421
R.R. Donnelley & Sons Co.	29,320	477,623
Republic Services, Inc.	21,998	1,062,063
Robert Half International, Inc.	9,460	393,441
The Dun & Bradstreet Corp.	3,147	399,354
Tyco International plc	22,055	939,984
Verisk Analytics, Inc. *	3,945	313,194
Waste Management, Inc.	32,611	1,987,641
		8,316,042
Consumer Durables & Apparel 1.1%
Coach, Inc.	36,193	1,426,728
Fossil Group, Inc. *	7,434	207,186
Garmin Ltd.	10,217	434,427
Hasbro, Inc.	6,939	605,705
Leggett & Platt, Inc.	9,685	486,768
Mattel, Inc.	38,175	1,217,019
Mohawk Industries, Inc. *	2,522	496,052
Newell Brands, Inc.	17,044	812,828
NIKE, Inc., Class B	52,058	2,874,643
NVR, Inc. *	321	556,293
Polaris Industries, Inc.	3,298	280,396
PVH Corp.	4,094	384,017
Ralph Lauren Corp.	6,902	651,066
Tupperware Brands Corp.	5,977	338,179
VF Corp.	13,391	834,527
Whirlpool Corp.	6,289	1,098,185
		12,704,019
Consumer Services 1.7%
Apollo Education Group, Inc. *	63,800	586,322
Aramark	9,874	328,705
Brinker International, Inc.	6,331	284,705
Carnival Corp.	26,282	1,254,703
Chipotle Mexican Grill, Inc. *	631	278,877
Darden Restaurants, Inc.	9,288	630,005
DeVry Education Group, Inc.	12,067	218,413
Graham Holdings Co., Class B	475	236,526
H&R Block, Inc.	13,365	285,476
Las Vegas Sands Corp.	16,699	772,162
Marriott International, Inc., Class A (b)	7,224	477,073
McDonald's Corp.	69,510	8,484,391
MGM Resorts International *	18,603	425,078
Royal Caribbean Cruises Ltd.	7,212	558,137
Starbucks Corp.	25,413	1,394,920
Starwood Hotels & Resorts Worldwide, Inc.	7,866	577,600
Wyndham Worldwide Corp.	8,657	583,395
Security	Number of Shares	Value ($)
Wynn Resorts Ltd.	9,617	924,963
Yum! Brands, Inc.	20,821	1,709,196
		20,010,647
Diversified Financials 3.5%
Ally Financial, Inc. *	56,203	1,008,282
American Express Co.	58,146	3,823,681
Ameriprise Financial, Inc.	11,256	1,144,398
Berkshire Hathaway, Inc., Class B *	76,010	10,682,445
BlackRock, Inc.	3,543	1,289,121
Capital One Financial Corp.	36,982	2,708,562
CME Group, Inc.	11,087	1,085,306
Discover Financial Services	26,719	1,517,906
Franklin Resources, Inc.	29,567	1,104,327
Invesco Ltd.	17,608	552,891
Legg Mason, Inc.	11,073	382,018
Leucadia National Corp.	14,172	256,513
Moody's Corp.	4,741	467,652
Morgan Stanley	43,194	1,182,220
Nasdaq, Inc.	8,061	532,107
Northern Trust Corp.	8,750	648,375
S&P Global, Inc.	10,747	1,201,622
SLM Corp. *	101,696	698,652
State Street Corp.	20,162	1,271,416
T. Rowe Price Group, Inc.	12,661	975,657
The Bank of New York Mellon Corp.	35,377	1,487,957
The Charles Schwab Corp. (a)	20,648	631,416
The Goldman Sachs Group, Inc.	37,936	6,050,033
Voya Financial, Inc.	10,776	354,099
		41,056,656
Energy 14.6%
Anadarko Petroleum Corp.	32,800	1,701,008
Apache Corp.	58,379	3,335,776
Baker Hughes, Inc.	39,847	1,848,104
California Resources Corp.	227,742	346,168
Chesapeake Energy Corp.	124,832	535,529
Chevron Corp.	336,369	33,973,269
Cimarex Energy Co.	2,758	320,700
ConocoPhillips	250,618	10,974,562
CONSOL Energy, Inc.	43,231	664,028
Delek US Holdings, Inc.	15,296	210,779
Denbury Resources, Inc.	135,869	544,835
Devon Energy Corp.	53,161	1,918,580
Diamond Offshore Drilling, Inc.	23,069	595,642
Energen Corp.	5,718	272,291
Ensco plc, Class A	50,667	501,097
EOG Resources, Inc.	19,349	1,574,235
EQT Corp.	4,880	357,460
Exxon Mobil Corp.	645,741	57,483,864
FMC Technologies, Inc. *	13,502	367,659
Halliburton Co.	82,499	3,479,808
Helmerich & Payne, Inc.	6,627	405,241
Hess Corp.	56,203	3,368,246
HollyFrontier Corp.	34,572	925,147
Kinder Morgan, Inc.	68,734	1,242,711
Marathon Oil Corp.	183,720	2,401,220
Marathon Petroleum Corp.	97,148	3,383,665
Murphy Oil Corp.	56,653	1,751,144
Nabors Industries Ltd.	59,096	555,502

2

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
National Oilwell Varco, Inc.	52,196	1,719,858
Newfield Exploration Co. *	11,082	451,813
Noble Corp. plc	52,280	436,015
Noble Energy, Inc.	22,607	808,200
Occidental Petroleum Corp.	74,723	5,637,103
Oceaneering International, Inc.	9,045	299,028
ONEOK, Inc.	19,163	828,800
Patterson-UTI Energy, Inc.	23,861	444,053
Phillips 66	93,557	7,518,241
Pioneer Natural Resources Co.	3,337	534,988
QEP Resources, Inc.	30,640	570,823
Schlumberger Ltd.	86,542	6,603,155
Seadrill Ltd. *(b)	175,093	541,037
Southwestern Energy Co. *	37,532	513,062
Spectra Energy Corp.	46,464	1,480,343
Superior Energy Services, Inc.	19,373	333,991
Tesoro Corp.	14,143	1,104,285
The Williams Cos., Inc.	36,187	801,904
Valero Energy Corp.	87,213	4,770,551
Weatherford International plc *	103,165	578,756
Whiting Petroleum Corp. *	24,503	302,612
World Fuel Services Corp.	25,978	1,194,209
		172,511,097
Food & Staples Retailing 4.0%
Casey's General Stores, Inc.	3,501	420,855
Costco Wholesale Corp.	36,491	5,428,766
CVS Health Corp.	109,400	10,551,630
Sysco Corp.	69,275	3,332,820
The Kroger Co.	88,574	3,167,406
United Natural Foods, Inc. *	7,689	286,492
Wal-Mart Stores, Inc.	270,461	19,143,230
Walgreens Boots Alliance, Inc.	55,354	4,284,400
Whole Foods Market, Inc.	34,911	1,129,371
		47,744,970
Food, Beverage & Tobacco 5.4%
Altria Group, Inc.	86,009	5,473,613
Archer-Daniels-Midland Co.	112,576	4,814,875
Brown-Forman Corp., Class B	6,280	615,880
Bunge Ltd.	36,930	2,476,895
Campbell Soup Co.	8,517	515,875
ConAgra Foods, Inc.	28,308	1,293,676
Constellation Brands, Inc., Class A	2,589	396,505
Dr. Pepper Snapple Group, Inc.	12,042	1,100,639
General Mills, Inc.	42,739	2,683,154
Hormel Foods Corp.	11,812	406,451
Ingredion, Inc.	5,518	647,868
Kellogg Co.	15,461	1,149,834
McCormick & Co., Inc. Non-Voting Shares	6,362	617,559
Mead Johnson Nutrition Co.	4,990	410,577
Molson Coors Brewing Co., Class B	5,821	577,327
Mondelez International, Inc., Class A	87,194	3,879,261
Monster Beverage Corp. *	2,652	397,800
PepsiCo, Inc.	85,853	8,685,748
Philip Morris International, Inc.	117,679	11,612,564
Reynolds American, Inc.	32,351	1,607,845
The Coca-Cola Co.	209,431	9,340,623
The Hershey Co.	5,495	510,211
Security	Number of Shares	Value ($)
The J.M. Smucker Co.	7,987	1,031,521
The Kraft Heinz Co.	20,026	1,665,963
Tyson Foods, Inc., Class A	36,011	2,296,781
		64,209,045
Health Care Equipment & Services 5.3%
Abbott Laboratories	68,088	2,698,327
Aetna, Inc.	27,513	3,115,297
AmerisourceBergen Corp.	15,782	1,183,334
Anthem, Inc.	43,755	5,782,661
Baxter International, Inc.	61,893	2,671,302
Becton Dickinson & Co.	12,150	2,022,367
Boston Scientific Corp. *	33,644	764,055
C.R. Bard, Inc.	4,111	900,473
Cardinal Health, Inc.	37,481	2,959,125
Centene Corp. *	12,351	770,085
Cerner Corp. *	4,939	274,658
Cigna Corp.	8,023	1,027,827
Community Health Systems, Inc. *	22,389	300,908
DaVita HealthCare Partners, Inc. *	7,153	553,070
DENTSPLY SIRONA, Inc.	7,580	471,173
Express Scripts Holding Co. *	52,627	3,975,970
HCA Holdings, Inc. *	30,089	2,347,544
Henry Schein, Inc. *	5,007	869,866
Humana, Inc.	13,804	2,381,328
Intuitive Surgical, Inc. *	922	585,203
Laboratory Corp. of America Holdings *	3,933	503,227
LifePoint Health, Inc. *	4,311	285,776
Magellan Health, Inc. *	6,280	416,050
McKesson Corp.	19,151	3,507,314
Medtronic plc	51,520	4,146,330
Owens & Minor, Inc.	13,539	504,869
Patterson Cos., Inc.	7,860	383,647
Quest Diagnostics, Inc.	17,270	1,332,726
ResMed, Inc.	4,232	249,942
St. Jude Medical, Inc.	18,312	1,434,928
Stryker Corp.	13,630	1,515,111
Tenet Healthcare Corp. *	11,568	334,778
UnitedHealth Group, Inc.	73,772	9,861,103
Universal Health Services, Inc., Class B	4,008	540,519
Varian Medical Systems, Inc. *	5,511	456,256
WellCare Health Plans, Inc. *	4,716	478,297
Zimmer Biomet Holdings, Inc.	11,010	1,344,431
		62,949,877
Household & Personal Products 2.2%
Avon Products, Inc.	155,242	605,444
Church & Dwight Co., Inc.	5,571	548,632
Colgate-Palmolive Co.	47,524	3,346,165
Edgewell Personal Care Co. *	4,036	320,579
Herbalife Ltd. *	7,179	415,592
Kimberly-Clark Corp.	19,271	2,448,188
The Clorox Co.	5,255	675,478
The Estee Lauder Cos., Inc., Class A	7,078	649,619
The Procter & Gamble Co.	211,214	17,116,782
		26,126,479

    3

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 3.6%
Aflac, Inc.	30,914	2,147,286
Alleghany Corp. *	476	259,339
American Financial Group, Inc.	5,532	405,385
American International Group, Inc.	109,179	6,319,280
Aon plc	10,669	1,165,802
Arch Capital Group Ltd. *	7,372	535,650
Arthur J. Gallagher & Co.	6,321	305,494
Assurant, Inc.	9,469	827,496
Axis Capital Holdings Ltd.	10,607	584,976
Chubb Ltd.	30,458	3,856,287
Cincinnati Financial Corp.	7,915	546,926
Everest Re Group Ltd.	3,720	666,289
First American Financial Corp.	9,766	373,452
FNF Group	17,288	604,216
Genworth Financial, Inc., Class A *	109,667	405,768
Lincoln National Corp.	10,242	469,596
Loews Corp.	31,319	1,267,793
Marsh & McLennan Cos., Inc.	23,558	1,556,477
MetLife, Inc.	40,174	1,829,926
Old Republic International Corp.	18,354	351,663
Principal Financial Group, Inc.	11,004	490,338
Prudential Financial, Inc.	19,881	1,575,569
Reinsurance Group of America, Inc.	4,919	487,670
RenaissanceRe Holdings Ltd.	5,120	591,411
The Allstate Corp.	30,710	2,073,232
The Hartford Financial Services Group, Inc.	30,855	1,393,720
The Progressive Corp.	54,256	1,806,725
The Travelers Cos., Inc.	52,747	6,020,543
Torchmark Corp.	9,432	581,294
Unum Group	26,837	990,822
Validus Holdings Ltd.	7,183	349,740
W.R. Berkley Corp.	8,039	458,464
White Mountains Insurance Group Ltd.	516	415,576
XL Group plc	16,531	567,840
		42,282,045
Materials 3.8%
Air Products & Chemicals, Inc.	9,847	1,404,576
Albemarle Corp.	8,091	635,144
Alcoa, Inc.	122,812	1,138,467
Allegheny Technologies, Inc. (b)	16,703	206,783
AptarGroup, Inc.	4,928	380,737
Ashland, Inc.	4,481	507,966
Avery Dennison Corp.	6,854	509,801
Ball Corp.	10,517	760,379
Bemis Co., Inc.	9,459	476,166
Celanese Corp., Series A	6,723	473,837
CF Industries Holdings, Inc.	19,421	537,185
Cliffs Natural Resources, Inc. *(b)	197,952	847,235
Commercial Metals Co.	24,581	422,056
Domtar Corp.	16,160	624,422
E.I. du Pont de Nemours & Co.	52,089	3,407,142
Eastman Chemical Co.	9,422	691,198
Ecolab, Inc.	6,514	763,701
FMC Corp.	9,484	450,395
Freeport-McMoRan, Inc.	353,837	3,920,514
Graphic Packaging Holding Co.	19,893	266,566
Security	Number of Shares	Value ($)
Huntsman Corp.	33,151	494,944
International Flavors & Fragrances, Inc.	3,176	409,704
International Paper Co.	39,393	1,660,809
LyondellBasell Industries N.V., Class A	37,204	3,026,917
Monsanto Co.	25,972	2,921,071
Newmont Mining Corp.	68,756	2,228,382
Nucor Corp.	36,456	1,768,481
Owens-Illinois, Inc. *	23,709	448,100
Packaging Corp. of America	3,970	270,873
PPG Industries, Inc.	13,877	1,494,275
Praxair, Inc.	17,581	1,931,449
Reliance Steel & Aluminum Co.	10,376	771,456
RPM International, Inc.	7,860	394,493
Sonoco Products Co.	9,432	449,623
Southern Copper Corp.	12,625	328,881
Steel Dynamics, Inc.	29,106	718,627
The Dow Chemical Co.	78,754	4,044,806
The Mosaic Co.	46,642	1,176,778
The Sherwin-Williams Co.	1,908	555,400
The Valspar Corp.	5,007	542,358
United States Steel Corp.	37,411	541,337
Vulcan Materials Co.	3,285	383,524
WestRock Co.	12,575	498,096
		45,484,654
Media 3.3%
Cablevision Systems Corp., Class A	17,488	606,484
CBS Corp., Class B Non-Voting Shares	39,062	2,156,222
Charter Communications, Inc., Class A *	16,856	3,690,437
Comcast Corp., Class A	111,133	7,034,719
Discovery Communications, Inc., Class A *	11,398	317,434
Discovery Communications, Inc., Class C *	27,637	739,843
DISH Network Corp., Class A *	8,733	435,777
Liberty Media Group, Class A *	1,217	23,707
Liberty Media Group, Class C *	2,854	54,083
News Corp., Class A	36,606	437,808
News Corp., Class B	7,306	90,156
Omnicom Group, Inc.	18,840	1,569,937
Scripps Networks Interactive, Inc., Class A	5,886	378,705
TEGNA, Inc.	19,853	455,825
The Interpublic Group of Cos., Inc.	23,905	571,330
The Walt Disney Co.	64,596	6,409,215
Thomson Reuters Corp.	26,097	1,097,379
Time Warner, Inc.	94,447	7,145,860
Time, Inc.	24,721	392,322
Twenty-First Century Fox, Inc., Class A	65,356	1,887,481
Twenty-First Century Fox, Inc., Class B	20,527	600,209
Viacom, Inc., Class B	59,469	2,638,640
		38,733,573

4

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 5.4%
AbbVie, Inc.	38,594	2,428,720
Agilent Technologies, Inc.	14,463	663,707
Allergan plc *	1,207	284,550
Amgen, Inc.	36,671	5,792,184
Biogen, Inc. *	3,322	962,483
Bristol-Myers Squibb Co.	61,554	4,413,422
Celgene Corp. *	13,821	1,458,392
Eli Lilly & Co.	50,566	3,793,967
Gilead Sciences, Inc.	24,547	2,137,062
Johnson & Johnson	136,343	15,364,493
Merck & Co., Inc.	160,454	9,027,142
Mettler-Toledo International, Inc. *	1,068	400,842
Mylan N.V. *	13,146	569,748
Perrigo Co., plc	1,670	160,053
Pfizer, Inc.	393,822	13,665,623
Thermo Fisher Scientific, Inc.	9,643	1,463,518
Waters Corp. *	2,702	371,660
Zoetis, Inc.	9,887	468,842
		63,426,408
Real Estate 1.3%
American Capital Agency Corp.	22,781	430,333
American Tower Corp.	6,487	686,195
Annaly Capital Management, Inc.	104,856	1,109,376
AvalonBay Communities, Inc.	2,454	441,426
Boston Properties, Inc.	4,000	502,520
Corrections Corp. of America	13,941	468,418
Crown Castle International Corp.	4,347	394,751
Digital Realty Trust, Inc.	4,363	416,448
Equity Residential	9,532	659,710
General Growth Properties, Inc.	14,250	382,897
HCP, Inc.	19,637	645,468
Hospitality Properties Trust	10,218	261,581
Host Hotels & Resorts, Inc.	33,591	517,301
Iron Mountain, Inc.	24,616	904,392
Kimco Realty Corp.	13,382	377,105
Prologis, Inc.	10,298	489,464
Public Storage	2,905	737,028
Simon Property Group, Inc.	7,086	1,400,477
The Macerich Co.	3,937	300,472
Ventas, Inc.	12,698	842,258
Vornado Realty Trust	7,074	675,708
Welltower, Inc.	8,326	573,745
Weyerhaeuser Co.	56,338	1,774,647
		14,991,720
Retailing 4.7%
Aaron's, Inc.	11,080	278,108
Abercrombie & Fitch Co., Class A	20,291	403,588
Advance Auto Parts, Inc.	2,504	385,215
Amazon.com, Inc. *	3,017	2,180,657
American Eagle Outfitters, Inc.	31,142	487,061
AutoNation, Inc. *	7,181	362,210
AutoZone, Inc. *	798	608,236
Bed Bath & Beyond, Inc. *	27,872	1,247,272
Best Buy Co., Inc.	54,887	1,765,715
Big Lots, Inc.	11,016	576,137
CarMax, Inc. *	8,951	480,311
Chico's FAS, Inc.	24,749	268,527
Security	Number of Shares	Value ($)
Core-Mark Holding Co., Inc.	6,387	546,855
CST Brands, Inc.	18,922	717,711
Dick's Sporting Goods, Inc.	8,506	364,907
Dillard's, Inc., Class A	4,740	280,181
Dollar General Corp.	18,852	1,694,795
Dollar Tree, Inc. *	13,449	1,217,672
Expedia, Inc.	3,184	354,188
Foot Locker, Inc.	11,122	621,942
GameStop Corp., Class A	25,615	745,397
Genuine Parts Co.	12,577	1,218,963
Guess?, Inc.	15,763	248,583
J.C. Penney Co., Inc. *	68,319	532,205
Kohl's Corp.	45,934	1,655,461
L Brands, Inc.	11,510	789,010
Liberty Interactive Corp. QVC Group, Class A *	32,204	868,864
LKQ Corp. *	9,054	299,416
Lowe's Cos., Inc.	82,524	6,612,648
Macy's, Inc.	35,742	1,186,992
Murphy USA, Inc. *	15,383	1,045,890
Nordstrom, Inc. (b)	11,273	428,149
O'Reilly Automotive, Inc. *	3,579	946,395
Office Depot, Inc. *	44,842	160,534
Rent-A-Center, Inc.	22,423	295,311
Ross Stores, Inc.	16,802	897,227
Signet Jewelers Ltd.	3,979	393,802
Staples, Inc.	173,124	1,523,491
Target Corp.	77,287	5,315,800
The Gap, Inc.	39,846	716,830
The Home Depot, Inc.	74,068	9,785,864
The Priceline Group, Inc. *	679	858,480
The TJX Cos., Inc.	40,585	3,089,330
Tiffany & Co.	5,118	317,111
Tractor Supply Co.	5,599	538,064
Urban Outfitters, Inc. *	9,431	269,066
Williams-Sonoma, Inc.	7,400	392,496
		55,972,667
Semiconductors & Semiconductor Equipment 2.6%
Analog Devices, Inc.	12,045	704,632
Applied Materials, Inc.	75,959	1,854,919
Broadcom Ltd.	6,482	1,000,562
Intel Corp.	430,439	13,597,568
KLA-Tencor Corp.	10,231	746,147
Lam Research Corp.	6,555	542,820
Linear Technology Corp.	9,441	446,748
Marvell Technology Group Ltd.	70,321	719,384
Maxim Integrated Products, Inc.	19,883	754,759
Microchip Technology, Inc.	9,432	487,446
Micron Technology, Inc. *	57,484	731,196
NVIDIA Corp.	18,849	880,625
QUALCOMM, Inc.	71,327	3,917,279
Texas Instruments, Inc.	60,219	3,649,271
Xilinx, Inc.	10,552	500,059
		30,533,415
Software & Services 7.3%
Accenture plc, Class A	30,336	3,609,074
Activision Blizzard, Inc.	38,794	1,523,052
Adobe Systems, Inc. *	7,868	782,630

    5

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Akamai Technologies, Inc. *	4,264	232,729
Alliance Data Systems Corp. *	1,666	370,169
Alphabet, Inc., Class A *	4,492	3,363,834
Alphabet, Inc., Class C *	4,594	3,379,898
Amdocs Ltd.	11,821	685,500
Autodesk, Inc. *	5,575	324,855
Automatic Data Processing, Inc.	16,191	1,422,217
Booz Allen Hamilton Holding Corp.	11,819	345,942
Broadridge Financial Solutions, Inc.	5,805	372,623
CA, Inc.	27,814	898,948
CACI International, Inc., Class A *	3,592	361,966
Citrix Systems, Inc. *	5,595	475,127
Cognizant Technology Solutions Corp., Class A *	13,541	831,959
Computer Sciences Corp.	19,278	948,478
CoreLogic, Inc. *	10,255	382,204
DST Systems, Inc.	2,430	293,836
eBay, Inc. *	60,581	1,481,811
Electronic Arts, Inc. *	4,299	329,948
Facebook, Inc., Class A *	6,527	775,473
Fidelity National Information Services, Inc.	18,192	1,351,120
Fiserv, Inc. *	9,473	997,791
Global Payments, Inc.	6,008	466,762
IAC/InterActiveCorp	7,440	415,747
International Business Machines Corp.	114,969	17,675,334
Intuit, Inc.	9,617	1,025,749
Leidos Holdings, Inc.	13,388	661,367
MasterCard, Inc., Class A	19,944	1,912,630
Microsoft Corp.	418,550	22,183,150
Oracle Corp.	189,185	7,605,237
Paychex, Inc.	11,903	645,381
Symantec Corp.	61,333	1,064,741
Teradata Corp. *	12,834	363,716
The Western Union Co.	53,516	1,040,886
Total System Services, Inc.	5,896	316,615
Visa, Inc., Class A	39,050	3,082,607
Xerox Corp.	158,753	1,582,767
Yahoo! Inc. *	23,054	874,669
		86,458,542
Technology Hardware & Equipment 4.4%
Amphenol Corp., Class A	11,010	646,507
Anixter International, Inc. *	5,292	318,578
Apple, Inc.	180,019	17,976,697
Arrow Electronics, Inc. *	17,433	1,126,520
Avnet, Inc.	25,916	1,063,334
Cisco Systems, Inc.	313,425	9,104,996
Corning, Inc.	96,622	2,018,434
EMC Corp.	118,401	3,309,308
FLIR Systems, Inc.	10,830	337,355
Harris Corp.	9,847	775,648
HP, Inc.	568,853	7,611,253
Ingram Micro, Inc., Class A	43,740	1,514,716
Jabil Circuit, Inc.	30,782	587,321
Juniper Networks, Inc.	26,254	614,606
Keysight Technologies, Inc. *	13,105	401,406
Lexmark International, Inc., Class A	11,943	452,162
Motorola Solutions, Inc.	19,978	1,383,876
NetApp, Inc.	22,075	563,575
Security	Number of Shares	Value ($)
SYNNEX Corp.	3,783	344,631
Tech Data Corp. *	13,050	986,189
Vishay Intertechnology, Inc.	22,765	295,034
Western Digital Corp.	21,496	1,000,424
		52,432,570
Telecommunication Services 4.2%
AT&T, Inc.	759,368	29,729,257
CenturyLink, Inc.	98,472	2,670,561
Frontier Communications Corp.	186,073	961,997
Telephone & Data Systems, Inc.	20,711	596,270
Verizon Communications, Inc.	306,056	15,578,250
Windstream Holdings, Inc. (b)	35,685	299,397
		49,835,732
Transportation 1.8%
Alaska Air Group, Inc.	4,365	289,836
Avis Budget Group, Inc. *	16,043	481,290
C.H. Robinson Worldwide, Inc.	15,191	1,139,021
CSX Corp.	83,808	2,215,045
Delta Air Lines, Inc.	6,479	281,577
Expeditors International of Washington, Inc.	16,521	802,094
FedEx Corp.	26,029	4,294,004
Hertz Global Holdings, Inc. *	63,024	610,703
J.B. Hunt Transport Services, Inc.	3,930	325,090
JetBlue Airways Corp. *	13,711	245,838
Kansas City Southern	3,517	327,433
Norfolk Southern Corp.	21,580	1,814,015
Ryder System, Inc.	7,366	512,821
Union Pacific Corp.	50,503	4,251,848
United Parcel Service, Inc., Class B	32,397	3,339,807
		20,930,422
Utilities 4.6%
AES Corp.	126,950	1,407,875
AGL Resources, Inc.	7,353	483,827
Alliant Energy Corp.	17,292	640,669
Ameren Corp.	23,205	1,149,808
American Electric Power Co., Inc.	39,465	2,554,569
American Water Works Co., Inc.	8,673	642,669
Atmos Energy Corp.	7,876	574,160
Calpine Corp. *	44,436	657,653
CenterPoint Energy, Inc.	53,013	1,194,383
CMS Energy Corp.	19,677	822,892
Consolidated Edison, Inc.	25,971	1,902,635
Dominion Resources, Inc.	36,725	2,653,381
DTE Energy Co.	14,020	1,271,334
Duke Energy Corp.	45,276	3,541,941
Edison International	23,914	1,712,960
Entergy Corp.	26,720	2,028,582
Eversource Energy	15,919	879,366
Exelon Corp.	116,791	4,002,428
FirstEnergy Corp.	59,008	1,936,052
Great Plains Energy, Inc.	14,552	424,627
MDU Resources Group, Inc.	22,342	510,962
National Fuel Gas Co.	6,176	339,680
NextEra Energy, Inc.	24,105	2,895,493
NiSource, Inc.	32,410	773,303
NRG Energy, Inc.	69,140	1,132,513

6

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
OGE Energy Corp.	17,004	513,351
PG&E Corp.	37,161	2,232,633
Pinnacle West Capital Corp.	10,205	750,986
PPL Corp.	50,350	1,940,489
Public Service Enterprise Group, Inc.	48,113	2,153,057
SCANA Corp.	10,607	741,535
Sempra Energy	14,206	1,521,747
TECO Energy, Inc.	21,557	593,680
The Southern Co.	72,726	3,595,573
UGI Corp.	14,148	607,232
Vectren Corp.	7,114	353,424
WEC Energy Group, Inc.	17,550	1,055,457
Westar Energy, Inc.	8,678	488,832
Xcel Energy, Inc.	40,916	1,692,695
		54,374,453
Total Common Stock
(Cost $1,164,891,300)		1,177,541,457

Other Investment Companies 0.2% of net assets
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (c)	143,951	143,951
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.23% (c)	1,983,950	1,983,950
Total Other Investment Companies
(Cost $2,127,901)		2,127,901

End of Investments.

At 05/31/16, the tax basis cost of the fund's investments was $1,167,260,298 and the unrealized appreciation and depreciation were $60,431,321 and ($48,022,261), respectively, with a net unrealized appreciation of $12,409,060.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $2,030,331.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 05/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 06/17/16	40	4,189,800	78,660

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,177,541,457	$—	$—	$1,177,541,457
Other Investment Companies[1]	2,127,901	—	—	2,127,901
Total	$1,179,669,358	$—	$—	$1,179,669,358
Other Financial Instruments
Futures Contracts[2]	$78,660	$—	$—	$78,660
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2016.
    7

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.9%	Common Stock	792,676,444	802,444,015
0.0%	Rights	14,969	14,969
1.8%	Other Investment Companies	14,968,872	14,968,872
101.7%	Total Investments	807,660,285	817,427,856
(1.7%)	Other Assets and Liabilities, Net		(13,991,768)
100.0%	Net Assets		803,436,088

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets
Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	26,721	445,439
Cooper Tire & Rubber Co.	40,980	1,316,687
Cooper-Standard Holding, Inc. *	10,381	892,247
Dorman Products, Inc. *	8,027	443,171
Drew Industries, Inc.	10,486	811,197
Gentex Corp.	84,278	1,397,329
Modine Manufacturing Co. *	56,354	563,540
Standard Motor Products, Inc.	12,775	493,626
Tenneco, Inc. *	28,539	1,533,115
Thor Industries, Inc.	29,681	1,929,265
Tower International, Inc.	14,848	321,756
		10,147,372
Banks 5.0%
Associated Banc-Corp.	49,332	922,015
Astoria Financial Corp.	34,243	547,203
BancorpSouth, Inc.	24,075	575,152
Bank of Hawaii Corp.	18,106	1,300,916
Bank of the Ozarks, Inc.	7,772	302,409
BankUnited, Inc.	27,369	905,914
BOK Financial Corp.	10,171	648,300
Capitol Federal Financial, Inc.	69,335	941,569
Cathay General Bancorp	14,306	440,911
Commerce Bancshares, Inc.	28,890	1,413,588
Community Bank System, Inc.	13,159	542,677
Cullen/Frost Bankers, Inc.	16,915	1,131,613
CVB Financial Corp.	29,068	510,143
East West Bancorp, Inc.	32,214	1,243,460
EverBank Financial Corp.	34,537	529,107
F.N.B. Corp.	60,427	809,118
First Citizens BancShares, Inc., Class A	2,846	737,285
First Financial Bancorp	34,803	688,055
Security	Number of Shares	Value ($)
First Financial Bankshares, Inc. (c)	12,233	409,928
First Horizon National Corp.	113,145	1,647,391
First Niagara Financial Group, Inc.	148,950	1,626,534
First Republic Bank	20,626	1,493,529
FirstMerit Corp.	48,261	1,094,559
Fulton Financial Corp.	68,787	980,215
Glacier Bancorp, Inc.	18,711	511,559
Great Western Bancorp, Inc.	18,446	627,533
Hancock Holding Co.	28,499	783,437
IBERIABANK Corp.	8,328	516,336
International Bancshares Corp.	22,704	636,620
MB Financial, Inc.	15,132	547,022
NBT Bancorp, Inc.	14,609	425,998
Northwest Bancshares, Inc.	58,146	861,142
Ocwen Financial Corp. *	109,740	217,285
Old National Bancorp	31,286	411,724
PacWest Bancorp	7,936	330,772
PrivateBancorp, Inc.	12,479	553,444
Prosperity Bancshares, Inc.	14,954	805,273
Signature Bank *	4,528	611,280
SVB Financial Group *	6,736	742,307
Synovus Financial Corp.	30,124	969,089
TCF Financial Corp.	68,286	981,270
Trustmark Corp.	31,635	783,915
UMB Financial Corp.	10,372	596,909
Umpqua Holdings Corp.	29,637	473,896
United Bankshares, Inc.	15,444	614,826
Valley National Bancorp	116,225	1,107,624
Walter Investment Management Corp. *(c)	61,624	306,271
Washington Federal, Inc.	43,206	1,079,718
Webster Financial Corp.	20,808	814,841
Westamerica Bancorp (c)	11,243	546,972
Wintrust Financial Corp.	11,914	634,659
Zions Bancorp	55,481	1,554,578
		40,487,891
Capital Goods 12.8%
A.O. Smith Corp.	14,582	1,200,099
AAR Corp.	39,997	976,327
Actuant Corp., Class A	40,531	1,106,091
Acuity Brands, Inc.	6,049	1,566,933
Aegion Corp. *	28,219	564,098
Air Lease Corp.	19,331	580,896
Aircastle Ltd.	31,338	662,485
Alamo Group, Inc.	7,429	457,924
Albany International Corp., Class A	12,245	481,596
Allegion plc	17,882	1,209,538
Allison Transmission Holdings, Inc.	55,514	1,559,388
Apogee Enterprises, Inc.	9,049	409,196
Applied Industrial Technologies, Inc.	39,643	1,791,864
Astec Industries, Inc.	13,271	707,875
AZZ, Inc.	8,006	472,514
B/E Aerospace, Inc.	25,973	1,237,354
Barnes Group, Inc.	21,676	723,762

    1

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Beacon Roofing Supply, Inc. *	27,400	1,182,310
Briggs & Stratton Corp.	48,268	1,077,342
BWX Technologies, Inc.	62,187	2,187,117
Chart Industries, Inc. *	22,986	596,717
CIRCOR International, Inc.	9,886	554,011
CLARCOR, Inc.	20,427	1,211,321
Colfax Corp. *	20,960	567,806
Comfort Systems USA, Inc.	19,624	627,968
Crane Co.	22,911	1,315,091
Cubic Corp.	15,805	644,844
Curtiss-Wright Corp.	17,603	1,464,922
DigitalGlobe, Inc. *	21,091	441,435
Donaldson Co., Inc.	57,046	1,911,611
Dycom Industries, Inc. *	9,382	796,438
Encore Wire Corp.	20,477	798,398
EnerSys	25,313	1,521,818
EnPro Industries, Inc.	9,832	497,204
ESCO Technologies, Inc.	12,285	494,717
Esterline Technologies Corp. *	14,052	947,245
Franklin Electric Co., Inc.	19,669	656,551
GATX Corp.	30,609	1,404,035
Generac Holdings, Inc. *	43,729	1,657,766
General Cable Corp.	131,159	1,791,632
Graco, Inc.	12,883	1,034,118
Granite Construction, Inc.	26,326	1,130,175
Griffon Corp.	30,103	507,235
H&E Equipment Services, Inc.	29,458	566,183
Harsco Corp.	168,002	1,105,453
HD Supply Holdings, Inc. *	22,220	784,366
HEICO Corp.	10,464	696,379
Hexcel Corp.	24,317	1,061,923
Hillenbrand, Inc.	28,799	899,105
Huntington Ingalls Industries, Inc.	14,843	2,277,065
Hyster-Yale Materials Handling, Inc.	7,467	457,802
IDEX Corp.	22,047	1,837,397
ITT, Inc.	21,684	769,999
Kaman Corp.	17,771	758,999
KLX, Inc. *	32,865	1,080,930
L.B. Foster Co., Class A	21,385	246,569
Lennox International, Inc.	12,756	1,752,037
Lindsay Corp. (c)	5,670	404,498
Masco Corp.	55,958	1,826,469
Masonite International Corp. *	11,087	774,205
MasTec, Inc. *	63,843	1,468,389
Moog, Inc., Class A *	21,998	1,186,352
MRC Global, Inc. *	118,906	1,687,276
MSC Industrial Direct Co., Inc., Class A	24,370	1,826,531
Mueller Industries, Inc.	54,144	1,683,337
MYR Group, Inc. *	16,679	403,465
Navistar International Corp. *	24,695	277,819
Nordson Corp.	16,935	1,473,006
Orbital ATK, Inc.	14,061	1,223,729
Primoris Services Corp.	22,971	494,336
Quanex Building Products Corp.	22,129	440,810
Raven Industries, Inc.	26,245	529,099
RBC Bearings, Inc. *	5,655	423,559
Regal Beloit Corp.	27,827	1,589,756
Rexnord Corp. *	38,963	808,093
Rush Enterprises, Inc., Class A *	29,679	653,532
Simpson Manufacturing Co., Inc.	17,192	680,287
Security	Number of Shares	Value ($)
Spirit AeroSystems Holdings, Inc., Class A *	33,406	1,562,733
Standex International Corp.	4,730	409,949
TAL International Group, Inc.	42,263	606,897
Teledyne Technologies, Inc. *	13,334	1,308,465
Tennant Co.	9,156	491,677
Terex Corp.	76,339	1,616,860
The Greenbrier Cos., Inc. (c)	14,781	424,215
The Manitowoc Co., Inc.	95,463	544,139
The Middleby Corp. *	7,118	884,056
The Toro Co.	20,228	1,806,563
Titan International, Inc.	77,497	491,331
Titan Machinery, Inc. *	28,453	303,593
TriMas Corp. *	26,747	457,106
Triumph Group, Inc.	43,183	1,629,295
Tutor Perini Corp. *	60,537	1,369,347
Universal Forest Products, Inc.	17,703	1,485,990
Valmont Industries, Inc.	15,976	2,209,800
Veritiv Corp. *	29,176	1,134,363
WABCO Holdings, Inc. *	16,063	1,733,198
Wabtec Corp.	18,699	1,446,929
Watsco, Inc.	11,056	1,484,047
Watts Water Technologies, Inc., Class A	15,554	895,133
Woodward, Inc.	26,078	1,484,881
		102,657,089
Commercial & Professional Services 5.1%
ABM Industries, Inc.	57,064	1,949,877
ACCO Brands Corp. *	83,769	832,664
Brady Corp., Class A	39,908	1,268,675
CEB, Inc.	6,029	384,409
Civeo Corp. *	717,278	1,441,729
Clean Harbors, Inc. *	25,084	1,291,575
Copart, Inc. *	50,339	2,492,284
Covanta Holding Corp.	70,023	1,167,283
Deluxe Corp.	23,132	1,506,587
Essendant, Inc.	53,772	1,655,640
FTI Consulting, Inc. *	39,147	1,638,302
G&K Services, Inc., Class A	8,868	664,745
Healthcare Services Group, Inc.	23,706	924,534
Herman Miller, Inc.	26,222	830,189
HNI Corp.	23,571	1,085,916
Huron Consulting Group, Inc. *	6,919	405,038
ICF International, Inc. *	15,935	649,829
IHS, Inc., Class A *	7,466	917,795
Insperity, Inc.	11,535	830,174
Interface, Inc.	23,744	402,698
KAR Auction Services, Inc.	36,568	1,500,751
Kelly Services, Inc., Class A	88,758	1,759,184
Kforce, Inc.	21,412	400,404
Knoll, Inc.	19,995	496,276
Korn/Ferry International	16,601	478,939
Matthews International Corp., Class A	13,362	733,173
McGrath RentCorp	17,535	500,274
Mobile Mini, Inc.	11,241	387,252
MSA Safety, Inc.	14,214	715,959
Navigant Consulting, Inc. *	34,765	553,807
On Assignment, Inc. *	12,154	457,841
Quad/Graphics, Inc.	94,371	1,812,867
Resources Connection, Inc.	36,247	564,728

2

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rollins, Inc.	19,316	548,961
Steelcase, Inc., Class A	54,087	863,229
Stericycle, Inc. *	13,204	1,293,860
Team, Inc. *	11,279	341,979
Tetra Tech, Inc.	38,316	1,172,470
The Brink's Co.	43,714	1,274,263
TrueBlue, Inc. *	24,841	492,100
UniFirst Corp.	7,142	826,115
Viad Corp.	17,567	558,806
West Corp.	29,579	624,117
		40,697,298
Consumer Durables & Apparel 3.2%
Arctic Cat, Inc.	18,769	296,175
Brunswick Corp.	17,185	822,646
Carter's, Inc.	18,096	1,819,372
Columbia Sportswear Co.	10,087	536,326
Crocs, Inc. *	59,674	587,192
D.R. Horton, Inc.	63,130	1,929,253
Deckers Outdoor Corp. *	22,701	1,193,846
G-III Apparel Group Ltd. *	11,312	442,525
Hanesbrands, Inc.	61,411	1,662,396
Harman International Industries, Inc.	17,867	1,397,914
Helen of Troy Ltd. *	7,939	816,367
Iconix Brand Group, Inc. *	72,337	557,718
La-Z-Boy, Inc.	29,582	783,331
Lennar Corp., Class A	26,448	1,205,235
lululemon athletica, Inc. *	17,165	1,116,240
M.D.C Holdings, Inc.	21,426	497,940
Meritage Homes Corp. *	11,057	403,470
Michael Kors Holdings Ltd. *	38,975	1,665,012
Oxford Industries, Inc.	5,131	325,152
PulteGroup, Inc.	91,528	1,717,065
Skechers U.S.A., Inc., Class A *	21,260	662,674
Smith & Wesson Holding Corp. *	22,932	558,853
Steven Madden Ltd. *	22,652	777,190
Sturm Ruger & Co., Inc.	8,984	595,010
Tempur Sealy International, Inc. *	18,882	1,099,310
Toll Brothers, Inc. *	22,362	651,852
Under Armour, Inc., Class A *	10,927	412,276
Under Armour, Inc., Class C *	11,777	411,842
Wolverine World Wide, Inc.	34,561	629,356
		25,573,538
Consumer Services 4.4%
Ascent Capital Group, Inc., Class A *	16,606	311,196
Bloomin' Brands, Inc.	46,281	881,653
Bob Evans Farms, Inc.	29,814	1,330,002
Boyd Gaming Corp. *	21,070	398,434
Buffalo Wild Wings, Inc. *	4,003	581,996
Caesars Entertainment Corp. *(c)	61,724	452,437
Capella Education Co.	12,382	649,684
Career Education Corp. *	238,011	1,399,505
Choice Hotels International, Inc.	15,688	711,921
Churchill Downs, Inc.	2,985	374,647
Cracker Barrel Old Country Store, Inc. (c)	6,643	1,006,282
DineEquity, Inc.	7,236	608,258
Domino's Pizza, Inc.	8,819	1,066,041
Dunkin' Brands Group, Inc.	21,863	946,449
Security	Number of Shares	Value ($)
Grand Canyon Education, Inc. *	10,046	419,521
Hilton Worldwide Holdings, Inc.	78,866	1,638,835
Houghton Mifflin Harcourt Co. *	28,168	484,490
Hyatt Hotels Corp., Class A *	11,340	520,619
International Speedway Corp., Class A	12,951	428,419
Jack in the Box, Inc.	16,494	1,405,289
K12, Inc. *	32,910	390,642
La Quinta Holdings, Inc. *	23,654	281,009
Marriott Vacations Worldwide Corp.	8,782	532,189
Norwegian Cruise Line Holdings Ltd. *	15,599	723,950
Panera Bread Co., Class A *	9,660	2,116,989
Papa John's International, Inc.	6,640	420,578
Penn National Gaming, Inc. *	73,411	1,150,350
Red Robin Gourmet Burgers, Inc. *	7,660	388,439
Regis Corp. *	66,213	863,417
Ruby Tuesday, Inc. *	98,770	383,228
SeaWorld Entertainment, Inc.	63,372	1,106,475
Service Corp. International	69,629	1,907,835
Six Flags Entertainment Corp.	18,410	1,062,073
Sotheby's	20,071	600,123
Strayer Education, Inc. *	20,363	980,886
Texas Roadhouse, Inc.	25,416	1,138,891
The Cheesecake Factory, Inc.	27,821	1,387,433
The Wendy's Co.	152,178	1,564,390
Vail Resorts, Inc.	6,923	908,644
Weight Watchers International, Inc. *(c)	144,863	2,196,123
		35,719,342
Diversified Financials 3.8%
Affiliated Managers Group, Inc. *	8,208	1,424,252
BGC Partners, Inc., Class A	60,291	560,103
Cash America International, Inc.	17,806	645,824
CBOE Holdings, Inc.	17,998	1,145,573
Credit Acceptance Corp. *(c)	2,343	438,938
E*TRADE Financial Corp. *	51,407	1,433,741
Eaton Vance Corp.	47,433	1,724,664
Evercore Partners, Inc., Class A	7,489	389,428
EZCORP, Inc., Class A *	135,849	921,056
FactSet Research Systems, Inc.	6,906	1,098,537
Federated Investors, Inc., Class B	50,340	1,626,989
First Cash Financial Services, Inc.	13,669	597,199
Greenhill & Co., Inc.	25,726	530,470
Intercontinental Exchange, Inc.	5,673	1,538,064
Janus Capital Group, Inc.	33,909	514,739
Lazard Ltd., Class A	23,469	825,639
LPL Financial Holdings, Inc. (c)	43,933	1,225,291
MarketAxess Holdings, Inc.	3,747	524,355
Morningstar, Inc.	6,036	509,620
MSCI, Inc.	14,626	1,167,009
Nelnet, Inc., Class A	15,109	554,198
OneMain Holdings, Inc. *	13,685	427,793
PRA Group, Inc. *	12,693	349,184
Raymond James Financial, Inc.	29,349	1,645,598
Santander Consumer USA Holdings, Inc. *	72,597	933,597
SEI Investments Co.	35,452	1,823,651
Stifel Financial Corp. *	12,839	485,057
Synchrony Financial *	53,178	1,659,154

    3

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
TD Ameritrade Holding Corp.	56,389	1,842,229
Waddell & Reed Financial, Inc., Class A	44,286	946,392
World Acceptance Corp. *(c)	22,098	965,241
		30,473,585
Energy 5.1%
Alon USA Energy, Inc.	49,022	370,116
Archrock, Inc.	114,458	873,315
Atwood Oceanics, Inc. (c)	72,119	769,510
Basic Energy Services, Inc. *(c)	117,750	230,790
Bill Barrett Corp. *	150,763	1,071,925
Bristow Group, Inc.	40,719	546,042
Cabot Oil & Gas Corp.	71,477	1,713,304
CARBO Ceramics, Inc. (c)	30,247	372,946
Cloud Peak Energy, Inc. *(c)	339,070	664,577
Concho Resources, Inc. *	17,112	2,076,370
Contango Oil & Gas Co. *	40,435	437,507
Continental Resources, Inc. *	15,300	643,518
CVR Energy, Inc.	22,278	437,540
Dril-Quip, Inc. *	11,771	718,384
Forum Energy Technologies, Inc. *	36,431	611,312
Frontline Ltd. (c)	48,699	432,447
Golar LNG Ltd. (c)	27,495	478,413
Green Plains, Inc.	43,212	802,015
Gulfmark Offshore, Inc., Class A *(c)	62,396	202,163
Helix Energy Solutions Group, Inc. *	126,341	1,011,991
Hornbeck Offshore Services, Inc. *	37,448	311,193
Key Energy Services, Inc. *	1,399,311	424,271
Matrix Service Co. *	19,785	327,837
McDermott International, Inc. *	326,186	1,549,384
Newpark Resources, Inc. *	98,391	451,615
Nordic American Tankers Ltd. (c)	27,272	419,171
North Atlantic Drilling Ltd. *(c)	105,223	383,012
Oasis Petroleum, Inc. *	52,986	531,979
Oil States International, Inc. *	40,666	1,336,285
Parker Drilling Co. *	205,896	452,971
PBF Energy, Inc., Class A	51,557	1,359,558
PDC Energy, Inc. *	8,456	490,871
Pioneer Energy Services Corp. *	167,362	597,482
Range Resources Corp.	45,992	1,958,799
Renewable Energy Group, Inc. *	57,693	531,353
Rowan Cos. plc, Class A	83,739	1,417,701
RPC, Inc. *	43,407	640,253
SEACOR Holdings, Inc. *	25,788	1,479,458
SemGroup Corp., Class A	16,460	523,263
Ship Finance International Ltd. (c)	34,048	545,789
SM Energy Co.	63,833	2,012,016
Stone Energy Corp. *	187,178	101,076
Targa Resources Corp.	29,262	1,253,292
Teekay Corp.	52,095	548,039
Tesco Corp.	46,579	340,958
TETRA Technologies, Inc. *	78,375	428,711
Tidewater, Inc. (c)	120,775	522,956
Unit Corp. *	84,178	1,175,967
US Silica Holdings, Inc.	16,655	475,167
W&T Offshore, Inc. *(c)	156,276	329,742
Western Refining, Inc.	48,674	1,033,836
WPX Energy, Inc. *	247,559	2,547,382
		40,965,572
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.8%
Ingles Markets, Inc., Class A	17,301	644,981
PriceSmart, Inc.	8,084	716,162
Rite Aid Corp. *	172,316	1,326,833
SpartanNash Co.	37,982	1,128,445
Sprouts Farmers Market, Inc. *	18,708	463,210
SUPERVALU, Inc. *	192,978	893,488
The Andersons, Inc.	34,565	1,236,736
		6,409,855
Food, Beverage & Tobacco 2.5%
B&G Foods, Inc.	17,706	761,181
Cal-Maine Foods, Inc. (c)	11,663	519,004
Darling Ingredients, Inc. *	83,108	1,275,708
Dean Foods Co.	47,004	859,233
Flowers Foods, Inc.	77,315	1,449,656
Fresh Del Monte Produce, Inc.	37,389	1,958,062
J&J Snack Foods Corp.	5,463	576,346
Lancaster Colony Corp.	9,076	1,100,283
Pilgrim's Pride Corp.	29,591	735,928
Pinnacle Foods, Inc.	25,771	1,085,732
Post Holdings, Inc. *	7,780	591,358
Sanderson Farms, Inc.	18,184	1,631,287
Seaboard Corp. *	240	724,800
Snyder's-Lance, Inc.	23,007	711,146
The Boston Beer Co., Inc., Class A *	1,872	290,909
The Hain Celestial Group, Inc. *	15,289	755,888
The WhiteWave Foods Co. *	22,484	1,003,911
TreeHouse Foods, Inc. *	14,328	1,356,862
Universal Corp.	32,526	1,779,172
Vector Group Ltd.	28,005	601,267
		19,767,733
Health Care Equipment & Services 4.4%
Air Methods Corp. *	13,849	469,066
Alere, Inc. *	17,802	764,596
Align Technology, Inc. *	6,584	519,017
Allscripts Healthcare Solutions, Inc. *	136,262	1,838,174
Amedisys, Inc. *	13,449	684,151
Amsurg Corp. *	10,424	779,611
Analogic Corp.	5,688	466,416
Brookdale Senior Living, Inc. *	44,601	800,142
Chemed Corp.	9,432	1,230,027
CONMED Corp.	11,330	451,161
Edwards Lifesciences Corp. *	20,724	2,041,314
Envision Healthcare Holdings, Inc. *	41,624	1,032,691
Greatbatch, Inc. *	8,502	268,323
Haemonetics Corp. *	16,598	464,744
Halyard Health, Inc. *	46,562	1,447,613
HealthSouth Corp.	28,591	1,152,789
Hill-Rom Holdings, Inc.	23,591	1,159,026
IDEXX Laboratories, Inc. *	24,826	2,174,013
IMS Health Holdings, Inc. *	20,498	535,203
Integra LifeSciences Holdings Corp. *	6,066	453,191
Invacare Corp.	46,589	498,502
Kindred Healthcare, Inc.	91,174	1,082,235
LivaNova plc *	16,048	783,303
Masimo Corp. *	15,288	760,425
MEDNAX, Inc. *	22,429	1,535,265
Meridian Bioscience, Inc.	20,405	397,489

4

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Molina Healthcare, Inc. *	15,374	744,563
Orthofix International N.V. *	10,619	469,678
PharMerica Corp. *	28,008	744,173
Quality Systems, Inc.	31,380	398,840
Select Medical Holdings Corp. *	93,864	1,189,257
STERIS plc	23,815	1,653,475
Team Health Holdings, Inc. *	8,932	428,468
Teleflex, Inc.	9,493	1,529,322
The Cooper Cos., Inc.	9,154	1,490,363
Triple-S Management Corp., Class B *	32,779	753,261
VCA, Inc. *	20,375	1,322,949
West Pharmaceutical Services, Inc.	15,486	1,162,689
		35,675,525
Household & Personal Products 0.4%
Elizabeth Arden, Inc. *(c)	53,004	486,577
Nu Skin Enterprises, Inc., Class A	48,774	1,924,134
Spectrum Brands Holdings, Inc.	5,282	615,723
WD-40 Co.	4,467	497,490
		3,523,924
Insurance 3.8%
Allied World Assurance Co. Holdings AG	47,554	1,763,302
Ambac Financial Group, Inc. *	66,257	1,092,578
American Equity Investment Life Holding Co.	45,606	739,273
AmTrust Financial Services, Inc.	11,644	308,799
Argo Group International Holdings Ltd.	15,968	840,726
Aspen Insurance Holdings Ltd.	40,555	1,940,557
Assured Guaranty Ltd.	67,176	1,806,363
Brown & Brown, Inc.	35,094	1,265,490
CNA Financial Corp.	12,679	416,632
CNO Financial Group, Inc.	101,744	2,064,386
Employers Holdings, Inc.	22,390	668,341
Endurance Specialty Holdings Ltd.	31,455	2,136,424
Horace Mann Educators Corp.	13,650	464,919
Infinity Property & Casualty Corp.	7,901	615,725
Kemper Corp.	45,567	1,472,270
Maiden Holdings Ltd.	24,995	327,934
Markel Corp. *	1,835	1,748,755
MBIA, Inc. *	141,601	1,019,527
Mercury General Corp.	20,240	1,064,017
Primerica, Inc.	41,425	2,324,357
ProAssurance Corp.	23,897	1,254,353
RLI Corp.	18,611	1,230,373
Safety Insurance Group, Inc.	10,632	631,647
Selective Insurance Group, Inc.	18,213	676,613
Stewart Information Services Corp.	18,048	671,747
The Hanover Insurance Group, Inc.	19,783	1,714,790
		30,259,898
Materials 6.1%
A. Schulman, Inc.	26,281	665,172
Axalta Coating Systems Ltd. *	16,976	477,874
Axiall Corp.	67,971	1,583,045
Berry Plastics Group, Inc. *	30,518	1,195,390
Boise Cascade Co. *	31,926	733,021
Cabot Corp.	44,857	2,050,414
Security	Number of Shares	Value ($)
Calgon Carbon Corp.	26,279	391,032
Carpenter Technology Corp.	32,246	1,033,162
Century Aluminum Co. *	54,560	352,458
Chemtura Corp. *	41,093	1,096,361
Clearwater Paper Corp. *	19,131	1,197,792
Coeur Mining, Inc. *	164,594	1,239,393
Compass Minerals International, Inc.	13,682	1,066,512
Crown Holdings, Inc. *	38,046	1,984,860
Eagle Materials, Inc.	8,604	673,865
Ferro Corp. *	29,519	408,248
Ferroglobe plc	29,727	271,110
Greif, Inc., Class A	41,038	1,471,623
H.B. Fuller Co.	23,535	1,074,608
Hecla Mining Co.	171,236	695,218
Innophos Holdings, Inc.	19,866	761,662
Innospec, Inc.	10,929	530,712
Intrepid Potash, Inc. *	129,492	164,455
Kaiser Aluminum Corp.	12,046	1,032,463
KapStone Paper & Packaging Corp.	32,820	500,505
Koppers Holdings, Inc. *	27,614	698,910
Kraton Performance Polymers, Inc. *	29,895	812,845
Louisiana-Pacific Corp. *	39,408	720,378
LSB Industries, Inc. *	29,133	383,099
Martin Marietta Materials, Inc.	10,884	2,057,511
Materion Corp.	20,336	491,928
Minerals Technologies, Inc.	16,057	924,883
Myers Industries, Inc.	25,089	358,522
Neenah Paper, Inc.	6,889	478,028
NewMarket Corp.	3,492	1,414,260
Olin Corp.	71,472	1,644,571
P.H. Glatfelter Co.	48,684	998,022
PolyOne Corp.	37,719	1,413,331
Quaker Chemical Corp.	5,459	471,712
Royal Gold, Inc.	8,928	501,129
Schnitzer Steel Industries, Inc., Class A	83,413	1,342,115
Schweitzer-Mauduit International, Inc.	18,454	634,818
Sealed Air Corp.	36,802	1,709,085
Sensient Technologies Corp.	20,565	1,402,944
Silgan Holdings, Inc.	28,338	1,449,205
Stepan Co.	16,396	945,885
Stillwater Mining Co. *	41,262	417,571
SunCoke Energy, Inc.	105,042	635,504
The Scotts Miracle-Gro Co., Class A	20,192	1,403,344
Tronox Ltd., Class A	116,087	537,483
W.R. Grace & Co.	9,905	769,024
Westlake Chemical Corp.	16,180	714,023
Worthington Industries, Inc.	39,889	1,490,253
		49,471,338
Media 2.0%
AMC Networks, Inc., Class A *	9,745	623,095
Cinemark Holdings, Inc.	52,751	1,908,531
DreamWorks Animation SKG, Inc., Class A *	29,133	1,172,312
John Wiley & Sons, Inc., Class A	22,413	1,207,612
Liberty Broadband Corp., Class A *	3,204	185,191
Liberty Broadband Corp., Class C *	5,500	318,065
Lions Gate Entertainment Corp.	11,659	259,996
Live Nation Entertainment, Inc. *	45,971	1,110,200
Loral Space & Communications, Inc. *	14,983	574,898

    5

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Meredith Corp.	18,091	895,505
MSG Networks, Inc., Class A *	22,739	393,612
National CineMedia, Inc.	40,194	586,832
Regal Entertainment Group, Class A (c)	52,422	1,102,435
Scholastic Corp.	26,720	1,043,416
Sinclair Broadcast Group, Inc., Class A	18,397	581,897
Sirius XM Holdings, Inc. *	497,272	1,999,033
Starz, Class A *	18,773	506,871
The New York Times Co., Class A	55,842	675,130
Tribune Media Co., Class A	18,569	747,402
		15,892,033
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Alexion Pharmaceuticals, Inc. *	6,194	934,675
Bio-Rad Laboratories, Inc., Class A *	8,246	1,227,417
Bio-Techne Corp.	8,362	918,816
Bruker Corp.	24,808	654,931
Charles River Laboratories International, Inc. *	18,793	1,614,882
Endo International plc *	14,081	222,621
Illumina, Inc. *	6,300	912,429
Impax Laboratories, Inc. *	15,607	532,979
Jazz Pharmaceuticals plc *	3,378	511,970
Mallinckrodt plc *	16,499	1,045,377
Myriad Genetics, Inc. *	23,003	779,572
PAREXEL International Corp. *	10,836	681,476
PDL BioPharma, Inc.	211,767	760,243
PerkinElmer, Inc.	30,818	1,687,285
Prestige Brands Holdings, Inc. *	8,004	432,536
QIAGEN N.V. *	44,991	970,906
Quintiles Transnational Holdings, Inc. *	23,013	1,562,353
Regeneron Pharmaceuticals, Inc. *	1,284	512,226
United Therapeutics Corp. *	5,342	636,072
		16,598,766
Real Estate 10.7%
Alexandria Real Estate Equities, Inc.	14,863	1,440,225
Altisource Portfolio Solutions S.A. *	13,856	386,998
American Campus Communities, Inc.	25,087	1,179,591
Anworth Mortgage Asset Corp.	118,596	549,099
Apartment Investment & Management Co., Class A	25,642	1,093,631
Brandywine Realty Trust	69,285	1,094,010
Brixmor Property Group, Inc.	35,308	891,527
Camden Property Trust	19,980	1,702,496
Capstead Mortgage Corp.	63,229	610,792
CBL & Associates Properties, Inc.	80,813	777,421
CBRE Group, Inc., Class A *	52,924	1,579,781
Chimera Investment Corp.	92,329	1,384,012
Columbia Property Trust, Inc.	64,771	1,335,578
Corporate Office Properties Trust	39,901	1,078,524
CubeSmart	16,757	533,543
DCT Industrial Trust, Inc.	17,213	742,397
DDR Corp.	52,500	903,525
DiamondRock Hospitality Co.	62,323	557,168
Douglas Emmett, Inc.	30,880	1,046,523
Duke Realty Corp.	79,606	1,884,274
Security	Number of Shares	Value ($)
DuPont Fabros Technology, Inc.	12,696	537,168
EastGroup Properties, Inc.	9,134	584,850
EPR Properties	14,947	1,065,422
Equinix, Inc.	6,244	2,260,328
Equity Commonwealth *	58,888	1,701,274
Equity LifeStyle Properties, Inc.	11,481	841,557
Equity One, Inc.	15,602	459,635
Essex Property Trust, Inc.	5,691	1,293,166
Extra Space Storage, Inc.	9,478	881,170
Federal Realty Investment Trust	11,030	1,689,686
Forest City Realty Trust, Inc., Class A	17,886	407,980
Franklin Street Properties Corp.	37,131	423,665
Government Properties Income Trust	28,982	568,047
Gramercy Property Trust	53,502	477,773
Hatteras Financial Corp.	62,570	1,006,751
Healthcare Realty Trust, Inc.	29,678	943,464
Healthcare Trust of America, Inc., Class A	27,717	836,499
Hersha Hospitality Trust	18,050	319,846
Highwoods Properties, Inc.	28,169	1,370,704
Invesco Mortgage Capital, Inc.	67,850	975,683
Investors Real Estate Trust	55,235	343,562
Jones Lang LaSalle, Inc.	12,815	1,510,376
Kilroy Realty Corp.	13,416	847,220
Lamar Advertising Co., Class A	16,264	1,057,973
LaSalle Hotel Properties	26,473	611,791
Lexington Realty Trust	86,444	816,896
Liberty Property Trust	53,512	1,997,068
Mack-Cali Realty Corp.	68,517	1,797,886
Medical Properties Trust, Inc.	38,804	570,419
MFA Financial, Inc.	179,018	1,290,720
Mid-America Apartment Communities, Inc.	11,735	1,208,588
National Retail Properties, Inc.	24,273	1,100,295
New Residential Investment Corp.	65,125	884,397
NorthStar Realty Finance Corp.	34,728	468,828
Omega Healthcare Investors, Inc.	24,966	796,915
Outfront Media, Inc.	64,194	1,427,675
Pennsylvania Real Estate Investment Trust	20,998	443,058
PennyMac Mortgage Investment Trust	43,670	672,081
Piedmont Office Realty Trust, Inc., Class A	84,876	1,701,764
Post Properties, Inc.	9,432	571,296
Potlatch Corp.	20,598	704,040
PS Business Parks, Inc.	5,453	538,375
Rayonier, Inc.	77,069	1,998,399
Realogy Holdings Corp. *	43,275	1,419,420
Realty Income Corp.	26,879	1,615,159
Redwood Trust, Inc.	49,401	703,964
Regency Centers Corp.	18,995	1,455,017
Retail Properties of America, Inc., Class A	85,903	1,361,563
RLJ Lodging Trust	32,394	663,753
Ryman Hospitality Properties, Inc.	15,024	737,077
Sabra Health Care REIT, Inc.	26,727	559,663
Senior Housing Properties Trust	91,433	1,707,968
SL Green Realty Corp.	13,537	1,372,110
Sovran Self Storage, Inc.	5,119	554,234
Spirit Realty Capital, Inc.	46,000	526,700
Starwood Property Trust, Inc.	41,823	862,390

6

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sun Communities, Inc.	7,195	502,427
Sunstone Hotel Investors, Inc.	29,225	351,869
Tanger Factory Outlet Centers, Inc.	23,009	810,377
Taubman Centers, Inc.	13,293	911,501
The Geo Group, Inc.	35,113	1,167,858
Two Harbors Investment Corp.	84,037	712,634
UDR, Inc.	46,949	1,691,572
Washington Real Estate Investment Trust	27,124	803,684
Weingarten Realty Investors	34,353	1,292,703
Western Asset Mortgage Capital Corp. (c)	28,443	263,667
WP Carey, Inc.	14,244	913,183
		85,735,898
Retailing 4.9%
Asbury Automotive Group, Inc. *	15,987	896,871
Ascena Retail Group, Inc. *	136,606	986,295
Barnes & Noble, Inc.	81,039	942,484
Burlington Stores, Inc. *	30,089	1,816,172
Cabela's, Inc. *	16,072	780,456
Caleres, Inc.	33,414	817,307
Citi Trends, Inc.	16,165	251,366
Conn's, Inc. *(c)	13,464	149,585
DSW, Inc., Class A	50,243	1,063,142
Express, Inc. *	68,130	990,610
Five Below, Inc. *	14,746	617,268
Fred's, Inc., Class A	76,417	1,121,802
Genesco, Inc. *	21,300	1,375,980
GNC Holdings, Inc., Class A	52,901	1,378,071
Group 1 Automotive, Inc.	24,966	1,552,386
Haverty Furniture Cos., Inc.	16,812	312,535
Hibbett Sports, Inc. *	19,670	679,402
HSN, Inc.	20,847	1,091,757
Lands' End, Inc. *(c)	21,133	354,400
Liberty TripAdvisor Holdings, Inc., Class A *	16,899	388,170
Lithia Motors, Inc., Class A	6,794	559,418
Lumber Liquidators Holdings, Inc. *(c)	35,106	459,889
Monro Muffler Brake, Inc.	7,883	496,235
Netflix, Inc. *	12,585	1,290,844
Nutrisystem, Inc.	19,352	525,213
Outerwall, Inc. (c)	26,521	1,093,991
Penske Automotive Group, Inc.	29,577	1,168,883
Pier 1 Imports, Inc.	162,595	910,532
Pool Corp.	14,414	1,319,890
Restoration Hardware Holdings, Inc. *	5,263	175,047
Sally Beauty Holdings, Inc. *	54,307	1,559,697
Sears Holdings Corp. *(c)	27,124	359,664
Select Comfort Corp. *	21,688	486,245
Shutterfly, Inc. *	9,001	434,748
Sonic Automotive, Inc., Class A	45,252	808,201
Stage Stores, Inc.	94,472	522,430
Stein Mart, Inc.	51,694	359,273
Tailored Brands, Inc.	62,395	860,427
The Buckle, Inc. (c)	29,067	718,827
The Cato Corp., Class A	21,484	813,169
The Children's Place, Inc.	21,457	1,512,289
The Finish Line, Inc., Class A	59,209	1,073,459
The Michaels Cos., Inc. *	14,183	415,704
TripAdvisor, Inc. *	8,318	563,461
Security	Number of Shares	Value ($)
Tuesday Morning Corp. *	50,480	343,264
Ulta Salon, Cosmetics & Fragrance, Inc. *	8,457	1,970,566
Vitamin Shoppe, Inc. *	20,620	623,549
Zumiez, Inc. *	18,751	279,015
		39,269,989
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *	647,333	2,958,312
Amkor Technology, Inc. *	123,612	779,992
Brooks Automation, Inc.	37,319	409,763
Cabot Microelectronics Corp.	17,095	737,478
Cirrus Logic, Inc. *	21,388	769,968
Cree, Inc. *	38,702	931,944
Cypress Semiconductor Corp.	91,387	971,444
Diodes, Inc. *	18,738	360,894
Entegris, Inc. *	47,027	670,605
Fairchild Semiconductor International, Inc. *	69,138	1,373,772
First Solar, Inc. *	30,132	1,496,054
Integrated Device Technology, Inc. *	26,521	619,265
Intersil Corp., Class A	69,925	945,386
Microsemi Corp. *	19,293	652,682
MKS Instruments, Inc.	18,855	772,678
ON Semiconductor Corp. *	142,279	1,390,066
Photronics, Inc. *	45,974	441,350
Silicon Laboratories, Inc. *	14,918	742,170
Skyworks Solutions, Inc.	17,996	1,201,413
Synaptics, Inc. *	6,260	424,616
Teradyne, Inc.	66,706	1,321,446
Veeco Instruments, Inc. *	26,440	470,368
		20,441,666
Software & Services 5.2%
ACI Worldwide, Inc. *	20,382	421,092
Acxiom Corp. *	43,282	916,713
ANSYS, Inc. *	11,066	985,981
AVG Technologies N.V. *	22,223	427,126
Cadence Design Systems, Inc. *	32,782	810,371
Cardtronics, Inc. *	11,183	439,380
Cimpress N.V. *	9,512	952,817
Convergys Corp.	72,157	2,034,106
CSG Systems International, Inc.	15,676	666,387
EarthLink Holdings Corp.	112,606	738,695
Euronet Worldwide, Inc. *	8,604	686,685
Everi Holdings, Inc. *	88,563	126,645
Fair Isaac Corp.	10,165	1,132,686
FleetCor Technologies, Inc. *	4,798	714,374
Gartner, Inc. *	12,793	1,300,025
Genpact Ltd. *	48,776	1,374,996
j2 Global, Inc.	7,457	499,395
Jack Henry & Associates, Inc.	17,203	1,452,449
LinkedIn Corp., Class A *	2,543	347,120
Manhattan Associates, Inc. *	9,202	606,688
ManTech International Corp., Class A	37,031	1,330,524
MAXIMUS, Inc.	15,477	892,249
Mentor Graphics Corp.	32,030	686,723
Monster Worldwide, Inc. *	147,821	391,726
NeuStar, Inc., Class A *	52,631	1,239,460
Nuance Communications, Inc. *	38,196	638,637

    7

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Progress Software Corp. *	36,313	956,121
PTC, Inc. *	23,991	857,438
Rackspace Hosting, Inc. *	32,449	811,225
Red Hat, Inc. *	18,437	1,428,130
Rovi Corp. *	45,099	758,114
salesforce.com, Inc. *	15,131	1,266,616
Science Applications International Corp.	37,116	2,025,420
SS&C Technologies Holdings, Inc.	6,611	407,172
Sykes Enterprises, Inc. *	23,850	711,207
Synopsys, Inc. *	28,044	1,449,034
Take-Two Interactive Software, Inc. *	36,682	1,427,297
Travelport Worldwide Ltd.	50,964	674,763
Unisys Corp. *(c)	69,102	583,221
United Online, Inc. *	49,609	542,226
Vantiv, Inc., Class A *	15,026	807,948
Verint Systems, Inc. *	8,503	280,514
VeriSign, Inc. *	23,482	2,006,772
VMware, Inc., Class A *	10,013	606,387
WebMD Health Corp. *	18,021	1,184,881
WEX, Inc. *	6,305	581,699
Zynga, Inc., Class A *	142,892	367,232
		41,546,467
Technology Hardware & Equipment 5.4%
ADTRAN, Inc.	50,340	979,113
ARRIS International plc *	48,778	1,175,550
AVX Corp.	33,055	456,490
Belden, Inc.	15,176	981,432
Benchmark Electronics, Inc. *	67,107	1,391,128
Brocade Communications Systems, Inc.	173,948	1,575,969
CDW Corp.	29,608	1,260,116
Cognex Corp.	10,475	451,158
Coherent, Inc. *	9,265	876,654
CommScope Holding Co., Inc. *	40,119	1,249,707
Comtech Telecommunications Corp.	35,278	812,805
Diebold, Inc.	43,377	1,121,295
Dolby Laboratories, Inc., Class A	26,475	1,256,239
EchoStar Corp., Class A *	19,085	764,163
Electronics For Imaging, Inc. *	8,637	378,560
F5 Networks, Inc. *	16,895	1,861,829
Fabrinet *	17,693	628,101
FEI Co.	8,611	925,252
Finisar Corp. *	46,517	782,416
Harmonic, Inc. *	83,160	237,838
II-VI, Inc. *	21,621	440,636
Insight Enterprises, Inc. *	63,265	1,717,012
InterDigital, Inc.	14,247	830,600
IPG Photonics Corp. *	4,678	404,086
Itron, Inc. *	24,704	1,088,211
Knowles Corp. *	61,713	902,244
Littelfuse, Inc.	5,866	671,833
Methode Electronics, Inc.	11,284	332,991
MTS Systems Corp.	7,905	377,859
National Instruments Corp.	34,438	983,894
NCR Corp. *	65,011	2,007,540
NETGEAR, Inc. *	21,664	974,880
OSI Systems, Inc. *	5,209	277,536
Plantronics, Inc.	16,122	717,751
Plexus Corp. *	29,741	1,306,225
Security	Number of Shares	Value ($)
Polycom, Inc. *	118,941	1,427,292
QLogic Corp. *	87,946	1,218,932
Rofin-Sinar Technologies, Inc. *	15,845	506,248
Sanmina Corp. *	90,493	2,424,307
ScanSource, Inc. *	31,872	1,223,247
Super Micro Computer, Inc. *	11,642	305,486
Trimble Navigation Ltd. *	55,679	1,424,269
TTM Technologies, Inc. *	50,224	393,254
VeriFone Systems, Inc. *	21,126	557,726
ViaSat, Inc. *	8,301	573,018
Viavi Solutions, Inc. *	101,809	695,355
Zebra Technologies Corp., Class A *	16,181	859,373
		43,807,620
Telecommunication Services 1.2%
Cincinnati Bell, Inc. *	226,814	902,720
Consolidated Communications Holdings, Inc.	29,337	721,104
General Communication, Inc., Class A *	20,971	326,938
Inteliquent, Inc.	22,806	381,316
Intelsat S.A. *(c)	141,453	456,893
Iridium Communications, Inc. *	48,840	426,373
Level 3 Communications, Inc. *	36,668	1,978,239
SBA Communications Corp., Class A *	12,473	1,239,816
T-Mobile US, Inc. *	47,205	2,018,486
Vonage Holdings Corp. *	107,735	496,658
Zayo Group Holdings, Inc. *	16,330	453,647
		9,402,190
Transportation 3.0%
Allegiant Travel Co.	3,906	543,012
AMERCO	1,851	697,198
American Airlines Group, Inc.	44,018	1,404,614
ArcBest Corp.	28,404	489,401
Atlas Air Worldwide Holdings, Inc. *	20,259	888,155
Copa Holdings S.A., Class A (c)	24,273	1,251,759
Forward Air Corp.	12,099	550,384
Genesee & Wyoming, Inc., Class A *	11,153	669,961
Hawaiian Holdings, Inc. *	14,751	596,825
Heartland Express, Inc.	24,550	453,684
Hub Group, Inc., Class A *	30,413	1,217,128
Kirby Corp. *	21,917	1,535,943
Knight Transportation, Inc.	29,043	758,603
Landstar System, Inc.	24,384	1,654,454
Macquarie Infrastructure Corp.	9,390	672,418
Marten Transport Ltd.	18,648	369,603
Matson, Inc.	14,324	477,419
Navios Maritime Holdings, Inc.	292,939	325,162
Old Dominion Freight Line, Inc. *	17,168	1,104,761
Saia, Inc. *	16,513	430,494
SkyWest, Inc.	92,316	2,178,658
Southwest Airlines Co.	43,665	1,854,889
Spirit Airlines, Inc. *	16,173	703,040
Swift Transportation Co. *	41,558	647,474
United Continental Holdings, Inc. *	21,562	972,231
Werner Enterprises, Inc.	40,351	1,004,336
Wesco Aircraft Holdings, Inc. *	26,448	372,652
		23,824,258

8

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 4.2%
ALLETE, Inc.	20,067	1,158,669
American States Water Co.	12,728	497,156
Aqua America, Inc.	45,789	1,479,443
Avista Corp.	37,988	1,527,877
Black Hills Corp.	27,630	1,672,720
California Water Service Group	19,673	573,468
Dynegy, Inc. *	47,699	898,649
El Paso Electric Co.	26,308	1,174,915
Hawaiian Electric Industries, Inc.	61,478	2,018,323
IDACORP, Inc.	19,325	1,414,783
ITC Holdings Corp.	33,358	1,485,098
MGE Energy, Inc.	14,291	724,697
New Jersey Resources Corp.	40,376	1,419,216
Northwest Natural Gas Co.	17,212	944,939
NorthWestern Corp.	18,361	1,064,204
ONE Gas, Inc.	22,419	1,314,874
Otter Tail Corp.	27,031	799,577
Piedmont Natural Gas Co., Inc.	26,580	1,596,395
PNM Resources, Inc.	58,461	1,919,859
Portland General Electric Co.	48,725	2,006,495
Questar Corp.	77,184	1,945,809
South Jersey Industries, Inc.	28,385	820,043
Southwest Gas Corp.	27,959	1,941,193
Spire, Inc.	14,749	937,741
The Empire District Electric Co.	29,215	978,703
WGL Holdings, Inc.	27,293	1,780,322
		34,095,168
Total Common Stock
(Cost $792,676,444)		802,444,015

Rights 0.0% of net assets
Telecommunication Services 0.0%
Leap Wireless CVR *(a)(d)	5,940	14,969
Total Rights
(Cost $14,969)		14,969

Other Investment Companies 1.8% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (b)	758,444	758,444
Security	Number of Shares	Value ($)
Securities Lending Collateral 1.7%
Wells Fargo Government Money Market Fund, Select Class 0.23% (b)	14,210,428	14,210,428
Total Other Investment Companies
(Cost $14,968,872)		14,968,872

End of Investments.

At 05/31/16, the tax basis cost of the fund's investments was $808,292,680 and the unrealized appreciation and depreciation were $60,786,981 and ($51,651,805), respectively, with a net unrealized appreciation of $9,135,176.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $14,969 or 0.0% of net assets.
(b)	The rate shown is the 7-day yield.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $13,876,529.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 05/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 06/17/16	5	576,700	16,770

    9

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$802,444,015	$—	$—	$802,444,015
Rights [1]	—	—	14,969	14,969
Other Investment Companies[1]	14,968,872	—	—	14,968,872
Total	$817,412,887	$—	$14,969	$817,427,856
Other Financial Instruments
Futures Contracts[2]	$16,770	$—	$—	$16,770
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of February 29, 2016	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of May 31, 2016
Rights	$12,723	$—	$2,246	$—	$—	$—	$—	$14,969
Total	$12,723	$—	$2,246	$—	$—	$—	$—	$14,969
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2016.
10

Schwab Strategic Trust
Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.5%	Common Stock	1,143,323,425	1,075,174,383
0.5%	Preferred Stock	6,401,803	5,649,757
0.0%	Rights	90,462	170,845
0.7%	Other Investment Companies	7,569,572	7,569,572
99.7%	Total Investments	1,157,385,262	1,088,564,557
0.3%	Other Assets and Liabilities, Net		3,106,422
100.0%	Net Assets		1,091,670,979

Security	Number of Shares	Value ($)
Common Stock 98.5% of net assets
Australia 5.9%
Banks 1.8%
Australia & New Zealand Banking Group Ltd.	222,633	4,109,578
Bendigo & Adelaide Bank Ltd.	39,364	292,016
Commonwealth Bank of Australia	103,648	5,814,046
National Australia Bank Ltd.	212,296	4,175,610
Westpac Banking Corp.	240,592	5,350,912
		19,742,162
Capital Goods 0.1%
CIMIC Group Ltd.	15,513	420,316
UGL Ltd. *	164,817	409,547
		829,863
Commercial & Professional Services 0.1%
Brambles Ltd.	83,246	774,952
Downer EDI Ltd.	132,901	376,455
		1,151,407
Consumer Services 0.1%
Tabcorp Holdings Ltd.	104,211	333,691
Tatts Group Ltd.	184,003	525,205
		858,896
Diversified Financials 0.2%
AMP Ltd.	266,177	1,087,572
Macquarie Group Ltd.	15,583	845,215
		1,932,787
Energy 0.4%
Caltex Australia Ltd.	22,654	536,990
Origin Energy Ltd.	219,940	909,806
Santos Ltd.	186,401	611,723
Woodside Petroleum Ltd.	64,532	1,280,955
WorleyParsons Ltd.	91,417	439,085
		3,778,559
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.8%
Metcash Ltd. *	651,896	968,145
Wesfarmers Ltd.	166,800	4,909,657
Woolworths Ltd.	204,328	3,274,321
		9,152,123
Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	60,131	386,830
Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	31,640	490,522
Insurance 0.4%
Insurance Australia Group Ltd.	165,815	706,333
Medibank Pvt Ltd.	199,466	462,410
QBE Insurance Group Ltd.	146,756	1,322,588
Suncorp Group Ltd.	186,805	1,756,594
		4,247,925
Materials 1.2%
Amcor Ltd.	73,299	864,492
Arrium Ltd. *(c)(d)	11,076,407	37,072
BHP Billiton Ltd.	500,172	6,913,628
BlueScope Steel Ltd.	155,352	704,530
Boral Ltd.	94,016	463,147
Fortescue Metals Group Ltd.	242,958	524,512
Incitec Pivot Ltd.	156,611	391,426
Newcrest Mining Ltd. *	74,884	1,034,542
Orica Ltd.	63,395	624,600
Rio Tinto Ltd.	54,922	1,778,136
		13,336,085
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	17,966	1,506,670
Real Estate 0.2%
LendLease Group	49,341	480,056
Mirvac Group	234,588	330,547
Scentre Group	126,602	427,400
Stockland	188,484	618,559
Westfield Corp.	84,208	653,968
		2,510,530
Telecommunication Services 0.2%
Telstra Corp., Ltd.	453,487	1,836,475
Transportation 0.2%
Asciano Ltd.	70,336	452,989
Aurizon Holdings Ltd.	153,264	500,754
Qantas Airways Ltd. *	134,972	301,164
Transurban Group	44,172	385,605
		1,640,512
Utilities 0.1%
AGL Energy Ltd.	58,420	786,773
APA Group	38,014	241,519
DUET Group	130,304	221,837
		1,250,129
		64,651,475

    1

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Austria 0.3%
Banks 0.1%
Erste Group Bank AG *	35,472	949,715
Raiffeisen Bank International AG *	33,251	445,126
		1,394,841
Energy 0.1%
OMV AG	51,159	1,426,666
Materials 0.1%
voestalpine AG	19,658	673,707
		3,495,214
Belgium 1.0%
Banks 0.1%
KBC Groep N.V. *	14,053	832,444
Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	3,728	317,117
Food & Staples Retailing 0.2%
Colruyt S.A.	6,096	362,392
Delhaize Group	19,236	2,017,886
		2,380,278
Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	26,288	3,331,833
Insurance 0.1%
Ageas	25,918	1,048,958
Materials 0.2%
Solvay S.A.	6,383	648,056
Umicore S.A.	18,080	911,778
		1,559,834
Media 0.0%
Telenet Group Holding N.V. *	4,977	237,084
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	5,004	361,817
Telecommunication Services 0.1%
Proximus	18,829	612,072
		10,681,437
Canada 7.4%
Automobiles & Components 0.2%
Magna International, Inc.	46,422	1,889,742
Banks 1.8%
Bank of Montreal	44,347	2,790,121
Canadian Imperial Bank of Commerce	31,562	2,455,037
National Bank of Canada	24,052	800,201
Royal Bank of Canada	86,163	5,192,439
The Bank of Nova Scotia	79,410	3,893,706
The Toronto-Dominion Bank	95,626	4,174,911
		19,306,415
Capital Goods 0.1%
Bombardier, Inc., B Shares *	416,513	627,269
Finning International, Inc.	20,340	343,483
SNC-Lavalin Group, Inc.	11,423	461,164
		1,431,916
Security	Number of Shares	Value ($)
Diversified Financials 0.1%
CI Financial Corp.	17,105	375,287
IGM Financial, Inc.	9,615	282,254
Onex Corp.	7,552	459,667
		1,117,208
Energy 2.2%
ARC Resources Ltd.	30,076	495,940
Baytex Energy Corp.	68,956	336,846
Bonavista Energy Corp.	109,068	274,317
Cameco Corp.	30,760	359,310
Canadian Natural Resources Ltd.	101,471	3,022,953
Cenovus Energy, Inc.	127,666	1,929,483
Crescent Point Energy Corp.	48,483	822,814
Enbridge, Inc.	37,841	1,512,367
Encana Corp.	225,026	1,790,781
Enerplus Corp.	78,207	427,475
Gibson Energy, Inc.	22,770	267,370
Husky Energy, Inc.	61,362	710,206
Imperial Oil Ltd.	23,504	750,885
Inter Pipeline Ltd.	18,309	373,010
Pacific Exploration & Production Corp. *(c)(d)	239,703	—
Pembina Pipeline Corp.	18,850	554,361
Pengrowth Energy Corp. (b)	349,606	606,686
Penn West Petroleum Ltd.	869,273	571,497
Suncor Energy, Inc.	224,167	6,206,963
TransCanada Corp.	56,324	2,339,765
Vermilion Energy, Inc.	9,142	303,242
		23,656,271
Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., B Shares	19,600	864,552
Empire Co., Ltd., A Shares	31,793	546,127
George Weston Ltd.	6,471	560,826
Loblaw Cos. Ltd.	17,217	935,412
Metro, Inc.	30,031	1,020,012
		3,926,929
Food, Beverage & Tobacco 0.0%
Saputo, Inc.	17,230	526,212
Insurance 0.5%
Fairfax Financial Holdings Ltd.	700	360,606
Great-West Lifeco, Inc.	17,004	459,385
Intact Financial Corp.	6,328	443,604
Manulife Financial Corp.	92,558	1,381,188
Power Corp. of Canada	42,940	971,000
Power Financial Corp.	21,116	512,363
Sun Life Financial, Inc.	34,352	1,192,774
		5,320,920
Materials 0.9%
Agrium, Inc.	13,474	1,219,057
Barrick Gold Corp.	126,152	2,113,945
First Quantum Minerals Ltd.	83,117	546,446
Goldcorp, Inc.	57,420	967,901
Kinross Gold Corp. *	143,165	615,081
Potash Corp. of Saskatchewan, Inc.	74,974	1,226,545
Teck Resources Ltd., Class B	200,861	1,936,287
Yamana Gold, Inc.	173,688	734,267
		9,359,529

2

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 0.1%
Quebecor, Inc., Class B	9,944	284,310
Shaw Communications, Inc., B Shares	31,336	600,800
Yellow Pages Ltd. *	32,586	489,998
		1,375,108
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	3,291	94,144
Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	46,854	1,648,361
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	6,789	743,204
Software & Services 0.0%
CGI Group, Inc., Class A *	9,125	427,824
Technology Hardware & Equipment 0.1%
BlackBerry Ltd. *	156,064	1,138,178
Celestica, Inc. *	29,498	314,351
		1,452,529
Telecommunication Services 0.3%
BCE, Inc.	37,579	1,736,603
Rogers Communications, Inc., B Shares	31,739	1,213,172
TELUS Corp.	25,470	809,409
		3,759,184
Transportation 0.3%
Canadian National Railway Co.	37,085	2,204,234
Canadian Pacific Railway Ltd.	4,468	579,703
		2,783,937
Utilities 0.2%
Atco Ltd., Class I	11,095	366,073
Canadian Utilities Ltd., Class A	14,611	404,899
Emera, Inc.	8,136	287,413
Fortis, Inc.	19,888	623,657
TransAlta Corp.	90,886	437,720
		2,119,762
		80,939,195
Denmark 0.8%
Banks 0.1%
Danske Bank A/S	28,253	815,655
Capital Goods 0.1%
FLSmidth & Co. A/S (b)	6,328	228,146
Vestas Wind Systems A/S	6,217	445,683
		673,829
Commercial & Professional Services 0.0%
ISS A/S	7,389	298,026
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	9,582	924,966
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, B Shares	42,044	2,339,501
Telecommunication Services 0.1%
TDC A/S	201,791	1,010,503
Security	Number of Shares	Value ($)
Transportation 0.2%
AP Moller - Maersk A/S, A Shares	670	835,777
AP Moller - Maersk A/S, B Shares	928	1,195,806
DSV A/S	7,926	361,677
		2,393,260
		8,455,740
Finland 1.0%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	9,500	335,572
Capital Goods 0.1%
Kone Oyj, B Shares	12,788	604,755
Metso Oyj	15,464	363,415
Wartsila Oyj Abp	11,300	468,595
		1,436,765
Energy 0.1%
Neste Oyj	18,356	618,971
Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	20,715	830,887
Insurance 0.1%
Sampo Oyj, A Shares	22,714	1,013,224
Materials 0.2%
Stora Enso Oyj, R Shares	88,873	762,316
UPM-Kymmene Oyj	71,287	1,372,139
		2,134,455
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	9,054	325,059
Technology Hardware & Equipment 0.3%
Nokia Oyj	463,509	2,652,247
Telecommunication Services 0.0%
Elisa Oyj	8,848	337,265
Utilities 0.1%
Fortum Oyj	57,215	858,603
		10,543,048
France 10.5%
Automobiles & Components 0.4%
Faurecia	7,232	287,824
Peugeot S.A. *	65,576	1,032,620
Renault S.A.	20,613	1,935,385
Valeo S.A.	4,997	754,609
		4,010,438
Banks 1.0%
BNP Paribas S.A.	119,092	6,597,801
Credit Agricole S.A.	98,613	990,773
Societe Generale S.A.	81,201	3,343,785
		10,932,359
Capital Goods 1.7%
Airbus Group SE	22,224	1,385,983
Alstom S.A. *	29,832	749,560
Bouygues S.A.	41,771	1,357,846
Compagnie de Saint-Gobain	78,394	3,501,357
Eiffage S.A.	5,999	442,777
Legrand S.A.	13,358	735,138
Nexans S.A. *	9,040	465,450
Rexel S.A.	67,536	1,033,410

    3

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Safran S.A.	14,804	1,038,275
Schneider Electric SE	46,406	3,002,048
Thales S.A.	5,086	440,842
Vinci S.A.	52,595	3,957,487
Zodiac Aerospace	11,131	260,099
		18,370,272
Commercial & Professional Services 0.1%
Bureau Veritas S.A.	12,216	262,741
Teleperformance	4,077	355,745
		618,486
Consumer Durables & Apparel 0.3%
Christian Dior SE	3,237	528,106
Kering	5,514	890,998
LVMH Moet Hennessy Louis Vuitton SE	13,935	2,234,667
		3,653,771
Consumer Services 0.1%
Accor S.A.	13,783	600,024
Sodexo S.A.	6,421	675,717
		1,275,741
Diversified Financials 0.0%
Wendel S.A.	2,899	334,834
Energy 2.2%
CGG S.A. *(b)	212,350	165,479
Technip S.A.	15,084	828,446
Total S.A.	460,556	22,392,778
Vallourec S.A.	61,485	239,158
		23,625,861
Food & Staples Retailing 0.4%
Carrefour S.A.	110,748	3,002,116
Casino Guichard Perrachon S.A. (b)	16,543	984,730
Rallye S.A. (b)	22,243	398,916
		4,385,762
Food, Beverage & Tobacco 0.3%
Danone S.A.	39,544	2,776,930
Pernod-Ricard S.A.	10,874	1,185,247
		3,962,177
Health Care Equipment & Services 0.1%
Essilor International S.A.	6,062	791,939
Household & Personal Products 0.2%
L'Oreal S.A.	10,485	1,971,472
Insurance 0.4%
AXA S.A.	163,311	4,105,178
CNP Assurances	17,176	291,598
SCOR SE	15,883	531,336
		4,928,112
Materials 0.3%
Air Liquide S.A.	21,744	2,336,654
Arkema S.A.	8,955	735,125
		3,071,779
Media 0.4%
Eutelsat Communications S.A.	10,106	201,609
Publicis Groupe S.A.	9,802	709,939
Vivendi S.A.	175,922	3,491,919
		4,403,467
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Sanofi	91,915	7,540,282
Real Estate 0.1%
Klepierre	7,342	336,012
Unibail-Rodamco SE	3,232	870,362
		1,206,374
Software & Services 0.1%
Atos SE	6,539	604,639
Cap Gemini S.A.	11,004	1,049,842
		1,654,481
Telecommunication Services 0.7%
Orange S.A.	421,756	7,331,551
Transportation 0.1%
Air France-KLM *	95,177	767,120
Utilities 0.9%
Electricite de France S.A.	76,664	1,022,020
Engie S.A.	417,936	6,441,624
Suez	48,881	821,965
Veolia Environnement S.A.	75,871	1,704,471
		9,990,080
		114,826,358
Germany 8.5%
Automobiles & Components 1.1%
Bayerische Motoren Werke AG	38,055	3,215,059
Continental AG	6,216	1,334,168
Daimler AG - Reg'd	94,592	6,464,645
Leoni AG	5,753	191,879
Volkswagen AG	5,239	809,234
		12,014,985
Banks 0.1%
Commerzbank AG	138,580	1,187,911
Capital Goods 1.0%
Brenntag AG	12,675	678,853
GEA Group AG	10,196	472,927
HOCHTIEF AG	3,171	401,374
Kloeckner & Co. SE *	36,214	446,693
MAN SE	2,408	255,337
MTU Aero Engines AG	2,426	229,266
OSRAM Licht AG	7,965	424,110
Rheinmetall AG	4,647	319,243
Siemens AG - Reg'd	72,436	7,805,084
		11,032,887
Commercial & Professional Services 0.0%
Bilfinger SE *	9,626	408,982
Consumer Durables & Apparel 0.2%
adidas AG	15,171	1,944,781
HUGO BOSS AG	4,564	280,617
		2,225,398
Consumer Services 0.0%
TUI AG	31,427	477,210
Diversified Financials 0.3%
Deutsche Bank AG - Reg'd *	149,197	2,666,632
Deutsche Boerse AG	8,181	717,215
		3,383,847

4

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.1%
METRO AG	48,149	1,582,863
Food, Beverage & Tobacco 0.0%
Suedzucker AG	21,196	415,651
Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	10,226	887,959
Fresenius SE & Co. KGaA	18,248	1,377,938
		2,265,897
Household & Personal Products 0.1%
Beiersdorf AG	4,181	380,180
Henkel AG & Co. KGaA	4,760	499,437
		879,617
Insurance 0.9%
Allianz SE - Reg'd	36,792	6,008,639
Hannover Rueck SE	3,822	431,228
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	15,406	2,895,900
		9,335,767
Materials 1.4%
Aurubis AG	10,102	528,058
BASF SE	112,265	8,677,291
HeidelbergCement AG	14,224	1,217,543
K+S AG - Reg'd	22,659	559,494
LANXESS AG	12,733	608,675
Linde AG	12,952	1,939,330
Salzgitter AG	12,703	405,723
Symrise AG	3,850	241,688
ThyssenKrupp AG	50,423	1,110,599
		15,288,401
Media 0.1%
ProSiebenSat.1 Media SE	13,024	655,136
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg'd	47,234	4,502,703
Merck KGaA	4,933	493,975
		4,996,678
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	48,445	726,995
Software & Services 0.3%
SAP SE	35,418	2,876,746
Telecommunication Services 0.7%
Deutsche Telekom AG - Reg'd	411,565	7,271,232
Freenet AG	13,560	373,995
		7,645,227
Transportation 0.4%
Deutsche Lufthansa AG - Reg'd	51,477	721,778
Deutsche Post AG - Reg'd	107,220	3,129,092
		3,850,870
Utilities 1.0%
E.ON SE	784,269	7,713,726
RWE AG *	280,084	3,668,368
		11,382,094
		92,633,162
Security	Number of Shares	Value ($)
Hong Kong 1.0%
Banks 0.1%
Hang Seng Bank Ltd.	34,075	604,898
Capital Goods 0.2%
Jardine Matheson Holdings Ltd.	17,095	974,415
Jardine Strategic Holdings Ltd.	11,325	336,353
Noble Group Ltd. *	4,195,608	899,004
		2,209,772
Consumer Durables & Apparel 0.0%
Li & Fung Ltd.	962,681	490,750
Consumer Services 0.1%
Galaxy Entertainment Group Ltd.	85,134	286,039
Sands China Ltd.	112,037	429,794
SJM Holdings Ltd.	387,373	248,337
		964,170
Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	11,464	274,493
Insurance 0.1%
AIA Group Ltd.	228,066	1,334,372
Real Estate 0.3%
Hongkong Land Holdings Ltd.	36,796	222,248
Link REIT	46,190	283,925
New World Development Co., Ltd.	331,572	313,297
Sun Hung Kai Properties Ltd.	46,883	551,625
Swire Pacific Ltd., Class A	68,465	738,576
The Wharf Holdings Ltd.	64,759	350,549
Wheelock & Co., Ltd.	53,488	240,994
		2,701,214
Retailing 0.0%
Esprit Holdings Ltd. *	507,812	409,876
Transportation 0.0%
MTR Corp. Ltd.	49,760	236,048
Utilities 0.2%
CLP Holdings Ltd.	136,145	1,284,660
Hong Kong & China Gas Co., Ltd.	189,032	363,067
Power Assets Holdings Ltd.	41,640	403,902
		2,051,629
		11,277,222
Ireland 0.5%
Banks 0.0%
Bank of Ireland *	1,041,470	317,680
Commercial & Professional Services 0.1%
Experian plc	48,201	916,245
Food, Beverage & Tobacco 0.0%
Kerry Group plc, A Shares	5,348	482,842
Materials 0.2%
CRH plc	70,375	2,133,725
Smurfit Kappa Group plc	20,638	563,353
		2,697,078
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	10,082	625,127

    5

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.1%
Seagate Technology plc (b)	38,800	875,328
		5,914,300
Israel 0.4%
Banks 0.1%
Bank Hapoalim B.M.	54,274	280,471
Bank Leumi Le-Israel *	98,988	363,476
		643,947
Materials 0.0%
Israel Chemicals Ltd.	99,839	410,935
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	48,397	2,514,832
Software & Services 0.0%
Check Point Software Technologies Ltd. *	3,233	274,708
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	289,414	559,911
		4,404,333
Italy 3.3%
Banks 0.7%
Banca Monte dei Paschi di Siena S.p.A. *	752,972	522,227
Banca Popolare dell'Emilia Romagna SC	46,104	233,428
Banco Popolare SC (b)	30,793	152,479
Intesa Sanpaolo S.p.A.	1,332,801	3,424,473
UniCredit S.p.A.	972,157	3,112,561
Unione di Banche Italiane S.p.A.	95,600	355,465
		7,800,633
Capital Goods 0.1%
Leonardo-Finmeccanica S.p.A. *	38,002	450,133
Prysmian S.p.A.	15,133	370,461
		820,594
Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	5,504	298,339
Diversified Financials 0.1%
EXOR S.p.A.	34,386	1,304,972
Mediobanca S.p.A.	31,466	244,156
		1,549,128
Energy 1.0%
Eni S.p.A.	674,985	10,317,091
Saipem S.p.A. *	69,436	28,439
		10,345,530
Insurance 0.1%
Assicurazioni Generali S.p.A.	97,180	1,409,659
Media 0.1%
Mediaset S.p.A.	107,735	480,943
Telecommunication Services 0.3%
Telecom Italia S.p.A. *	2,323,068	2,200,818
Telecom Italia S.p.A. - RSP	1,367,875	1,056,052
		3,256,870
Transportation 0.1%
Atlantia S.p.A.	22,859	616,854
Security	Number of Shares	Value ($)
Utilities 0.8%
A2A S.p.A.	246,418	351,410
Enel S.p.A.	1,565,111	7,098,373
Snam S.p.A.	169,989	973,641
Terna Rete Elettrica Nazionale S.p.A.	80,150	444,707
		8,868,131
		35,446,681
Japan 21.3%
Automobiles & Components 2.9%
Aisin Seiki Co., Ltd.	28,980	1,195,469
Bridgestone Corp.	68,799	2,373,427
Daihatsu Motor Co., Ltd.	38,483	526,732
Denso Corp.	42,795	1,685,869
Fuji Heavy Industries Ltd.	25,320	947,460
Honda Motor Co., Ltd.	200,811	5,705,383
Isuzu Motors Ltd.	62,950	758,317
Mazda Motor Corp.	46,737	805,324
Mitsubishi Motors Corp.	56,103	292,896
NGK Spark Plug Co., Ltd.	11,166	216,363
NHK Spring Co., Ltd.	38,605	332,079
Nissan Motor Co., Ltd.	321,636	3,262,617
Stanley Electric Co., Ltd.	12,660	268,371
Sumitomo Electric Industries Ltd.	106,531	1,507,600
Sumitomo Rubber Industries Ltd.	22,205	326,353
Suzuki Motor Corp.	37,222	956,183
The Yokohama Rubber Co., Ltd.	14,229	218,493
Toyoda Gosei Co., Ltd.	9,536	187,014
Toyota Industries Corp.	14,095	610,671
Toyota Motor Corp.	180,104	9,391,294
Yamaha Motor Co., Ltd.	21,869	386,880
		31,954,795
Banks 1.1%
Concordia Financial Group Ltd. *	63,207	294,250
Mitsubishi UFJ Financial Group, Inc.	814,115	4,065,253
Mizuho Financial Group, Inc.	1,679,425	2,640,924
North Pacific Bank Ltd.	96,289	272,618
Resona Holdings, Inc.	180,800	686,977
Sumitomo Mitsui Financial Group, Inc.	106,804	3,483,252
Sumitomo Mitsui Trust Holdings, Inc.	196,952	684,950
		12,128,224
Capital Goods 3.2%
Asahi Glass Co., Ltd.	219,827	1,331,985
Daikin Industries Ltd.	13,169	1,127,567
Ebara Corp.	55,352	283,485
FANUC Corp.	5,458	835,642
Furukawa Electric Co., Ltd.	212,470	511,514
Hanwa Co., Ltd.	88,620	463,456
Hino Motors Ltd.	27,965	286,446
Hitachi Construction Machinery Co., Ltd.	16,971	261,975
IHI Corp.	182,358	470,262
ITOCHU Corp.	158,201	1,984,912
JGC Corp.	28,691	443,151
JTEKT Corp.	21,760	301,173
Kajima Corp.	80,482	547,892
Kawasaki Heavy Industries Ltd.	130,705	406,593

6

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kinden Corp.	23,994	280,386
Komatsu Ltd.	101,391	1,748,436
Kubota Corp.	58,850	865,199
LIXIL Group Corp.	34,488	622,560
Makita Corp.	6,965	450,915
Marubeni Corp.	264,932	1,273,002
Mitsubishi Corp.	169,204	3,000,985
Mitsubishi Electric Corp.	199,943	2,414,892
Mitsubishi Heavy Industries Ltd.	339,969	1,378,514
Mitsui & Co., Ltd.	251,566	3,028,183
Mitsui Engineering & Shipbuilding Co., Ltd.	174,490	280,052
Nagase & Co., Ltd.	25,765	293,415
Nidec Corp.	7,264	560,462
NSK Ltd.	33,560	298,062
Obayashi Corp.	51,680	543,804
Shimizu Corp.	50,535	452,015
SMC Corp.	2,080	529,823
Sojitz Corp.	377,933	845,114
Sumitomo Corp.	162,748	1,669,229
Sumitomo Heavy Industries Ltd.	85,628	416,153
Taisei Corp.	77,028	570,912
Toshiba Corp. *	927,171	2,287,309
TOTO Ltd.	10,191	386,855
Toyota Tsusho Corp.	47,080	1,112,210
		34,564,540
Commercial & Professional Services 0.3%
Dai Nippon Printing Co., Ltd.	110,390	1,130,725
Recruit Holdings Co., Ltd.	21,983	748,260
Secom Co., Ltd.	13,589	1,064,158
Toppan Printing Co., Ltd.	94,637	855,023
		3,798,166
Consumer Durables & Apparel 1.0%
Bandai Namco Holdings, Inc.	23,291	576,683
Iida Group Holdings Co., Ltd.	14,033	293,807
Nikon Corp.	52,099	731,420
Panasonic Corp.	290,342	2,700,399
Sega Sammy Holdings, Inc.	29,507	359,708
Sekisui Chemical Co., Ltd.	46,615	607,775
Sekisui House Ltd.	63,085	1,129,677
Sharp Corp. *(b)	543,954	735,703
Shimano, Inc.	2,341	364,960
Sony Corp.	95,751	2,676,418
Sumitomo Forestry Co., Ltd.	25,865	352,625
Yamaha Corp.	13,209	400,182
		10,929,357
Consumer Services 0.1%
Benesse Holdings, Inc.	9,100	201,028
Oriental Land Co., Ltd.	6,398	420,668
		621,696
Diversified Financials 0.2%
Daiwa Securities Group, Inc.	65,809	383,443
Nomura Holdings, Inc.	171,052	740,935
ORIX Corp.	59,740	829,535
		1,953,913
Energy 0.7%
Cosmo Energy Holdings Co., Ltd.	30,421	424,613
Idemitsu Kosan Co., Ltd.	61,259	1,225,125
Inpex Corp.	161,987	1,332,937
JX Holdings, Inc.	855,074	3,338,416
Security	Number of Shares	Value ($)
Showa Shell Sekiyu K.K.	45,745	463,616
TonenGeneral Sekiyu K.K.	55,178	524,889
		7,309,596
Food & Staples Retailing 0.6%
Aeon Co., Ltd.	109,024	1,654,947
Lawson, Inc.	5,465	432,154
Seven & i Holdings Co., Ltd.	80,553	3,445,683
UNY Group Holdings Co., Ltd.	77,840	566,402
		6,099,186
Food, Beverage & Tobacco 1.0%
Ajinomoto Co., Inc.	43,541	1,050,394
Asahi Group Holdings Ltd.	31,409	1,068,821
Coca-Cola West Co., Ltd.	17,703	492,437
Japan Tobacco, Inc.	58,848	2,335,773
Kewpie Corp.	15,450	414,443
Kirin Holdings Co., Ltd.	115,527	1,941,683
MEIJI Holdings Co., Ltd.	8,246	744,263
NH Foods Ltd.	27,376	638,827
Nisshin Seifun Group, Inc.	22,693	386,111
Nissin Foods Holdings Co., Ltd.	5,730	287,262
Suntory Beverage & Food Ltd.	9,131	430,595
Toyo Suisan Kaisha Ltd.	9,060	350,865
Yamazaki Baking Co., Ltd.	18,380	450,944
		10,592,418
Health Care Equipment & Services 0.4%
Alfresa Holdings Corp.	34,390	724,669
Hoya Corp.	27,857	981,356
Medipal Holdings Corp.	37,970	659,053
Olympus Corp.	9,545	404,073
Suzuken Co., Ltd.	16,838	543,529
Terumo Corp.	14,830	623,126
		3,935,806
Household & Personal Products 0.2%
Kao Corp.	29,472	1,621,286
Shiseido Co., Ltd.	28,301	746,281
Unicharm Corp.	15,875	310,400
		2,677,967
Insurance 0.3%
MS&AD Insurance Group Holdings, Inc.	26,470	754,683
Sompo Japan Nipponkoa Holdings, Inc.	26,774	754,660
T&D Holdings, Inc.	40,271	401,784
The Dai-ichi Life Insurance Co., Ltd.	50,640	666,875
Tokio Marine Holdings, Inc.	37,116	1,284,778
		3,862,780
Materials 1.7%
Air Water, Inc.	17,655	276,195
Asahi Kasei Corp.	166,132	1,112,839
Daicel Corp.	22,201	277,050
Denka Co., Ltd.	80,065	350,855
DIC Corp.	130,705	309,954
Hitachi Chemical Co., Ltd.	16,953	317,186
JFE Holdings, Inc.	100,739	1,354,783
JSR Corp.	18,545	272,561
Kaneka Corp.	36,200	287,890
Kobe Steel Ltd.	680,331	613,436
Kuraray Co., Ltd.	38,505	511,062
Mitsubishi Chemical Holdings Corp.	233,316	1,187,355

    7

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Mitsubishi Materials Corp.	152,521	440,077
Mitsui Chemicals, Inc.	154,469	580,800
Mitsui Mining & Smelting Co., Ltd.	143,974	253,144
Nippon Paper Industries Co., Ltd.	24,061	420,235
Nippon Steel & Sumitomo Metal Corp.	99,937	2,063,529
Nitto Denko Corp.	11,775	773,887
Oji Holdings Corp.	140,280	576,779
Shin-Etsu Chemical Co., Ltd.	28,088	1,638,097
Showa Denko K.K.	350,375	360,153
Sumitomo Chemical Co., Ltd.	170,210	779,646
Sumitomo Metal Mining Co., Ltd.	58,338	601,238
Taiheiyo Cement Corp.	133,252	350,837
Taiyo Nippon Sanso Corp.	24,184	217,406
Teijin Ltd.	150,316	528,590
Toray Industries, Inc.	118,658	1,026,147
Tosoh Corp.	65,356	321,756
Toyo Seikan Group Holdings Ltd.	30,295	639,472
Ube Industries Ltd.	240,540	451,128
		18,894,087
Media 0.1%
Dentsu, Inc.	14,692	743,178
Hakuhodo DY Holdings, Inc.	35,775	449,022
		1,192,200
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Astellas Pharma, Inc.	115,848	1,584,612
Chugai Pharmaceutical Co., Ltd.	8,314	291,989
Daiichi Sankyo Co., Ltd.	54,410	1,264,031
Eisai Co., Ltd.	13,594	843,060
Kyowa Hakko Kirin Co., Ltd.	19,455	354,349
Mitsubishi Tanabe Pharma Corp.	14,783	248,327
Ono Pharmaceutical Co., Ltd.	12,058	535,355
Otsuka Holdings Co., Ltd.	35,815	1,462,891
Shionogi & Co., Ltd.	10,682	600,727
Takeda Pharmaceutical Co., Ltd.	59,453	2,571,535
		9,756,876
Real Estate 0.4%
Daito Trust Construction Co., Ltd.	6,875	997,729
Daiwa House Industry Co., Ltd.	39,703	1,151,657
Mitsubishi Estate Co., Ltd.	41,195	794,705
Mitsui Fudosan Co., Ltd.	35,348	867,405
Sumitomo Realty & Development Co., Ltd.	18,823	525,798
Tokyu Fudosan Holdings Corp.	36,164	238,691
		4,575,985
Retailing 0.4%
EDION Corp. (b)	46,807	355,785
Fast Retailing Co., Ltd.	1,685	454,048
Isetan Mitsukoshi Holdings Ltd.	37,075	362,042
J Front Retailing Co., Ltd.	34,052	407,746
K's Holdings Corp.	21,042	333,356
Marui Group Co., Ltd.	20,500	300,739
Nitori Holdings Co., Ltd.	3,877	393,625
Shimamura Co., Ltd.	4,335	562,860
Takashimaya Co., Ltd.	46,190	326,522
Yamada Denki Co., Ltd.	205,890	969,069
		4,465,792
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	9,917	423,398
Tokyo Electron Ltd.	10,459	775,384
		1,198,782
Software & Services 0.4%
Fujitsu Ltd.	404,679	1,634,698
Konami Holdings Corp.	11,900	450,656
Nintendo Co., Ltd.	6,930	1,027,893
Nomura Research Institute Ltd.	6,587	248,560
NTT Data Corp.	14,287	736,862
		4,098,669
Technology Hardware & Equipment 1.6%
Brother Industries Ltd.	34,576	414,332
Canon, Inc.	129,573	3,752,658
FUJIFILM Holdings Corp.	47,309	1,920,429
Hitachi Ltd.	869,962	4,016,235
Ibiden Co., Ltd.	21,315	270,990
Keyence Corp.	645	409,432
Konica Minolta, Inc.	64,350	554,696
Kyocera Corp.	29,970	1,497,081
Murata Manufacturing Co., Ltd.	6,376	744,504
NEC Corp.	463,603	1,091,027
Nippon Electric Glass Co., Ltd.	96,489	464,588
Omron Corp.	16,733	538,630
Ricoh Co., Ltd.	119,416	1,040,132
Seiko Epson Corp.	29,920	538,482
TDK Corp.	11,807	689,864
		17,943,080
Telecommunication Services 1.6%
KDDI Corp.	152,967	4,464,669
Nippon Telegraph & Telephone Corp.	130,124	5,696,335
NTT DOCOMO, Inc.	151,779	3,803,199
SoftBank Group Corp.	56,391	3,166,703
		17,130,906
Transportation 1.2%
ANA Holdings, Inc.	133,880	390,999
Central Japan Railway Co.	11,445	2,025,746
East Japan Railway Co.	26,982	2,465,737
Hankyu Hanshin Holdings, Inc.	86,411	592,929
Kamigumi Co., Ltd.	37,980	347,250
Kawasaki Kisen Kaisha Ltd. (b)	183,101	397,884
Keio Corp.	30,984	265,406
Kintetsu Group Holdings Co., Ltd.	99,817	401,410
Mitsui OSK Lines Ltd.	278,520	632,857
Nagoya Railroad Co., Ltd.	72,610	365,325
Nippon Express Co., Ltd.	158,578	683,470
Nippon Yusen K.K.	347,689	658,353
Odakyu Electric Railway Co., Ltd.	33,012	358,383
Seino Holdings Co., Ltd.	33,530	320,168
Tobu Railway Co., Ltd.	84,170	427,282
Tokyu Corp.	70,375	602,824
West Japan Railway Co.	17,010	1,063,499
Yamato Holdings Co., Ltd.	45,360	920,861
		12,920,383
Utilities 0.9%
Chubu Electric Power Co., Inc.	103,263	1,410,142
Electric Power Development Co., Ltd.	15,875	410,957

8

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Hokkaido Electric Power Co., Inc.	27,358	236,319
Hokuriku Electric Power Co.	26,903	335,969
Kyushu Electric Power Co., Inc. *	51,768	525,125
Osaka Gas Co., Ltd.	265,485	995,823
Shikoku Electric Power Co., Inc.	23,540	280,387
The Chugoku Electric Power Co., Inc.	45,388	568,450
The Kansai Electric Power Co., Inc. *	111,491	1,079,675
Toho Gas Co., Ltd.	58,850	436,182
Tohoku Electric Power Co., Inc.	66,108	852,391
Tokyo Electric Power Co. Holdings, Inc. *	358,207	1,682,754
Tokyo Gas Co., Ltd.	291,180	1,175,957
		9,990,131
		232,595,335
Luxembourg 0.4%
Energy 0.1%
Tenaris S.A.	50,396	668,191
Materials 0.2%
ArcelorMittal *	496,139	2,441,284
Media 0.1%
RTL Group S.A.	5,004	449,054
SES S.A.	18,532	415,297
		864,351
Telecommunication Services 0.0%
Millicom International Cellular S.A.	8,229	478,771
		4,452,597
Netherlands 5.8%
Banks 0.2%
ING Groep N.V. CVA	196,451	2,448,336
Capital Goods 0.3%
Boskalis Westminster	6,873	249,052
Koninklijke Philips N.V.	97,632	2,632,443
		2,881,495
Commercial & Professional Services 0.1%
Randstad Holding N.V.	12,455	673,102
Energy 3.6%
Fugro N.V. CVA *	15,861	282,781
Royal Dutch Shell plc, A Shares	921,666	22,531,937
Royal Dutch Shell plc, B Shares	686,036	16,580,517
		39,395,235
Food & Staples Retailing 0.3%
Koninklijke Ahold N.V.	139,971	3,102,430
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	9,134	749,819
Heineken N.V.	11,597	1,077,628
		1,827,447
Household & Personal Products 0.3%
Unilever N.V. CVA	81,139	3,646,089
Insurance 0.1%
Aegon N.V.	151,933	781,424
Delta Lloyd N.V.	50,029	252,074
		1,033,498
Security	Number of Shares	Value ($)
Materials 0.2%
Akzo Nobel N.V.	22,747	1,544,709
Koninklijke DSM N.V.	20,574	1,225,135
		2,769,844
Media 0.1%
RELX N.V.	42,510	737,548
Wolters Kluwer N.V.	16,783	669,343
		1,406,891
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	6,966	693,288
NXP Semiconductor N.V. *	3,360	317,486
		1,010,774
Software & Services 0.0%
Gemalto N.V.	3,349	204,794
Telecommunication Services 0.2%
Koninklijke KPN N.V. *	497,305	1,974,779
VimpelCom Ltd. ADR	70,185	266,703
		2,241,482
Transportation 0.1%
PostNL N.V. *	71,116	313,354
TNT Express N.V. *	63,366	563,350
		876,704
		63,518,121
New Zealand 0.2%
Materials 0.1%
Fletcher Building Ltd.	92,479	559,972
Telecommunication Services 0.1%
Spark New Zealand Ltd.	345,366	864,532
Utilities 0.0%
Meridian Energy Ltd.	207,024	375,367
		1,799,871
Norway 0.9%
Banks 0.1%
DNB A.S.A.	70,858	909,115
Energy 0.5%
Petroleum Geo-Services A.S.A. *(b)	84,665	243,371
Statoil A.S.A.	321,005	5,120,327
		5,363,698
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	26,343	440,039
Orkla A.S.A.	79,101	715,992
		1,156,031
Materials 0.1%
Norsk Hydro A.S.A.	181,125	722,278
Yara International A.S.A.	21,370	770,921
		1,493,199
Telecommunication Services 0.1%
Telenor A.S.A.	78,829	1,313,950
		10,235,993

    9

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Portugal 0.3%
Banks 0.0%
Banco Comercial Portugues S.A. - Reg'd *	4,592,885	156,459
Energy 0.1%
Galp Energia, SGPS, S.A.	56,973	747,148
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	18,438	298,860
Telecommunication Services 0.1%
Pharol SGPS S.A. *(b)	2,459,721	383,360
Utilities 0.1%
EDP - Energias de Portugal S.A.	420,190	1,400,990
		2,986,817
Singapore 0.9%
Banks 0.3%
DBS Group Holdings Ltd.	89,225	1,004,531
Oversea-Chinese Banking Corp., Ltd.	153,784	962,860
United Overseas Bank Ltd.	73,768	976,251
		2,943,642
Capital Goods 0.1%
Keppel Corp., Ltd.	152,683	596,648
Sembcorp Industries Ltd.	138,863	281,407
		878,055
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	891,868	252,645
Wilmar International Ltd.	222,436	536,399
		789,044
Media 0.0%
Singapore Press Holdings Ltd.	121,605	340,945
Real Estate 0.0%
CapitaLand Ltd.	119,840	260,266
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	13,483	331,015
Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	65,784	819,011
Venture Corp., Ltd.	39,415	238,193
		1,057,204
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	551,929	1,551,455
Transportation 0.1%
ComfortDelGro Corp., Ltd.	160,475	319,376
Hutchison Port Holdings Trust	620,685	266,895
Singapore Airlines Ltd.	77,455	600,849
		1,187,120
		9,338,746
Spain 4.1%
Banks 1.7%
Banco Bilbao Vizcaya Argentaria S.A.	632,209	4,195,391
Banco de Sabadell S.A.	328,470	561,668
Banco Popular Espanol S.A. (b)	245,797	404,977
Security	Number of Shares	Value ($)
Banco Santander S.A.	2,683,349	12,818,237
CaixaBank S.A.	205,241	561,386
		18,541,659
Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	30,767	1,015,553
Ferrovial S.A.	33,626	712,371
		1,727,924
Energy 0.4%
Repsol S.A.	332,481	4,284,306
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	50,388	301,508
Insurance 0.0%
Mapfre S.A.	146,534	371,608
Retailing 0.1%
Industria de Diseno Textil S.A.	37,353	1,262,466
Software & Services 0.1%
Amadeus IT Holding S.A., A Shares *	14,467	670,548
Telecommunication Services 0.8%
Telefonica S.A.	891,518	9,320,401
Transportation 0.1%
Abertis Infraestructuras S.A.	44,944	688,466
Utilities 0.7%
Acciona S.A.	4,378	333,222
Enagas S.A.	14,769	442,936
Endesa S.A.	69,025	1,420,041
Gas Natural SDG S.A.	40,274	797,615
Iberdrola S.A.	605,987	4,112,453
Red Electrica Corp. S.A.	5,898	525,539
		7,631,806
		44,800,692
Sweden 2.2%
Automobiles & Components 0.1%
Autoliv, Inc.	6,044	741,055
Banks 0.4%
Nordea Bank AB	191,442	1,855,234
Skandinaviska Enskilda Banken AB, A Shares	64,800	620,209
Svenska Handelsbanken AB, A Shares	72,419	925,909
Swedbank AB, A Shares	53,957	1,185,946
		4,587,298
Capital Goods 0.7%
Alfa Laval AB	22,157	334,480
Assa Abloy AB, B Shares	36,753	762,933
Atlas Copco AB, A Shares	29,017	748,590
Atlas Copco AB, B Shares	19,546	465,412
NCC AB, B Shares	7,869	289,297
Sandvik AB	98,538	961,994
Skanska AB, B Shares	39,453	865,267
SKF AB, B Shares	34,671	609,308
Trelleborg AB, B Shares	16,729	312,020

10

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Volvo AB, A Shares	27,205	302,070
Volvo AB, B Shares	149,561	1,662,435
		7,313,806
Commercial & Professional Services 0.0%
Securitas AB, B Shares	31,005	488,092
Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	23,735	635,907
Husqvarna AB, B Shares	37,364	296,112
		932,019
Food, Beverage & Tobacco 0.1%
Swedish Match AB	15,494	527,889
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	13,167	280,577
Household & Personal Products 0.1%
Svenska Cellulosa AB SCA, B Shares	44,082	1,409,020
Materials 0.1%
Boliden AB	30,940	546,703
SSAB AB, A Shares *(b)	50,440	130,912
SSAB AB, B Shares *(b)	28,982	62,729
		740,344
Retailing 0.2%
Hennes & Mauritz AB, B Shares	53,064	1,626,239
Technology Hardware & Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B Shares	310,978	2,393,785
Telecommunication Services 0.2%
Tele2 AB, B Shares	93,023	815,166
Telia Co. AB	369,147	1,727,466
		2,542,632
		23,582,756
Switzerland 5.9%
Capital Goods 0.5%
ABB Ltd. - Reg'd *	183,252	3,811,760
Geberit AG - Reg'd	1,384	528,988
Schindler Holding AG	1,818	336,646
Schindler Holding AG - Reg'd	452	83,290
Wolseley plc	23,078	1,360,732
		6,121,416
Commercial & Professional Services 0.1%
Adecco Group AG - Reg’d	14,673	889,206
SGS S.A. - Reg'd	268	571,744
		1,460,950
Consumer Durables & Apparel 0.2%
Cie Financiere Richemont S.A. - Reg'd	22,178	1,306,097
The Swatch Group AG	1,846	544,033
The Swatch Group AG - Reg'd	2,801	162,420
		2,012,550
Diversified Financials 0.3%
Credit Suisse Group AG - Reg'd *	119,670	1,639,414
UBS Group AG - Reg'd	83,291	1,286,813
		2,926,227
Energy 0.1%
Transocean Ltd.	105,815	1,035,929
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 1.2%
Aryzta AG *	6,482	257,924
Chocoladefabriken Lindt & Sprungli AG	27	166,340
Chocoladefabriken Lindt & Sprungli AG - Reg'd	2	147,858
Coca-Cola HBC AG CDI *	18,096	353,729
Nestle S.A. - Reg'd	166,503	12,292,617
		13,218,468
Insurance 0.6%
Baloise Holding AG - Reg'd	3,616	446,635
Swiss Life Holding AG - Reg'd *	1,808	468,640
Swiss Re AG	28,814	2,588,101
Zurich Insurance Group AG *	14,725	3,562,022
		7,065,398
Materials 0.9%
Clariant AG - Reg'd *	18,680	333,692
Givaudan S.A. - Reg'd	294	563,337
Glencore plc *	2,820,866	5,382,666
LafargeHolcim Ltd. - Reg'd *	30,846	1,386,860
Sika AG	100	432,509
Syngenta AG - Reg'd	4,490	1,763,574
		9,862,638
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Actelion Ltd. - Reg'd *	1,961	321,705
Lonza Group AG - Reg'd *	1,755	302,915
Novartis AG - Reg'd	113,946	9,042,787
Roche Holding AG	29,453	7,729,117
Roche Holding AG, Bearer Shares	1,178	310,733
		17,707,257
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	97,056	579,135
Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	19,893	1,193,580
Telecommunication Services 0.1%
Swisscom AG - Reg'd	1,808	861,264
Transportation 0.1%
Kuehne & Nagel International AG - Reg'd	4,068	572,024
		64,616,836
United Kingdom 15.9%
Automobiles & Components 0.1%
Fiat Chrysler Automobiles N.V.	56,167	401,117
GKN plc	122,345	489,523
		890,640
Banks 2.0%
Barclays plc	1,658,299	4,402,506
HSBC Holdings plc	1,698,540	11,002,639
Lloyds Banking Group plc	3,401,929	3,566,077
Royal Bank of Scotland Group plc *	210,225	754,247
Standard Chartered plc	282,968	2,179,975
		21,905,444
Capital Goods 0.8%
BAE Systems plc	290,302	2,043,377
Balfour Beatty plc *	123,653	445,983
Bunzl plc	19,082	567,698

    11

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Carillion plc	64,636	260,878
CNH Industrial N.V.	91,470	645,596
Cobham plc	98,880	234,589
DCC plc	6,003	549,580
IMI plc	20,818	304,521
Meggitt plc	50,347	284,327
Rolls-Royce Holdings plc *	168,630	1,519,280
Rolls-Royce Holdings plc C Shares *(c)(d)	11,628,451	16,925
Smiths Group plc	34,400	561,777
The Weir Group plc	20,200	352,519
Travis Perkins plc	18,080	506,046
		8,293,096
Commercial & Professional Services 0.2%
Aggreko plc	22,819	373,315
Babcock International Group plc	19,941	300,980
Capita plc	28,024	433,994
G4S plc	154,426	420,090
Intertek Group plc	7,697	351,438
Serco Group plc *	251,134	390,381
		2,270,198
Consumer Durables & Apparel 0.1%
Barratt Developments plc	36,688	316,124
Burberry Group plc	23,090	360,945
Persimmon plc	9,721	297,410
Taylor Wimpey plc	111,882	334,482
		1,308,961
Consumer Services 0.3%
AA plc	56,662	237,518
Carnival plc	9,049	448,993
Compass Group plc	97,560	1,827,522
InterContinental Hotels Group plc	9,477	367,053
Thomas Cook Group plc *	177,337	197,199
Whitbread plc	6,405	392,663
William Hill plc	47,460	214,902
		3,685,850
Diversified Financials 0.1%
3i Group plc	31,901	260,715
ICAP plc	39,939	251,127
Man Group plc	244,313	469,033
		980,875
Energy 2.3%
Amec Foster Wheeler plc	50,845	323,253
BP plc	4,556,626	23,693,429
John Wood Group plc	46,154	413,811
Petrofac Ltd.	26,282	297,612
Subsea 7 S.A. *	45,375	403,121
Tullow Oil plc *	110,368	370,277
		25,501,503
Food & Staples Retailing 0.9%
Booker Group plc	131,121	347,341
J Sainsbury plc	427,329	1,670,009
Tesco plc *	2,151,410	5,169,905
Wm Morrison Supermarkets plc	853,734	2,462,853
		9,650,108
Food, Beverage & Tobacco 1.5%
Associated British Foods plc	17,224	738,047
British American Tobacco plc	114,083	6,970,688
Diageo plc	101,400	2,760,628
Security	Number of Shares	Value ($)
Imperial Brands plc	59,274	3,244,740
SABMiller plc	32,754	2,047,337
Tate & Lyle plc	51,980	475,504
		16,236,944
Health Care Equipment & Services 0.1%
Smith & Nephew plc	40,511	691,055
Household & Personal Products 0.5%
Reckitt Benckiser Group plc	24,323	2,433,896
Unilever plc	67,190	3,076,633
		5,510,529
Insurance 0.7%
Admiral Group plc	12,426	355,933
Aviva plc	230,521	1,509,184
Direct Line Insurance Group plc	100,882	551,067
Legal & General Group plc	251,624	876,776
Old Mutual plc	331,866	860,278
Phoenix Group Holdings	20,548	263,187
Prudential plc	81,876	1,644,554
RSA Insurance Group plc	96,035	684,917
Standard Life plc	121,851	601,408
Willis Towers Watson plc	4,600	588,892
		7,936,196
Materials 1.4%
Anglo American plc	427,968	3,738,068
Antofagasta plc	60,194	375,857
BHP Billiton plc	332,681	3,985,108
DS Smith plc	55,150	312,013
Johnson Matthey plc	21,769	913,789
KAZ Minerals plc *(b)	124,442	261,545
Mondi plc	29,498	577,896
Rexam plc	65,313	597,472
Rio Tinto plc	158,577	4,483,462
Vedanta Resources plc (b)	50,825	278,519
		15,523,729
Media 0.6%
Informa plc	36,764	363,868
ITV plc	110,359	345,028
Liberty Global plc, Class A *	11,517	430,160
Liberty Global plc, Series C *	26,523	958,276
Pearson plc	75,493	921,345
RELX plc	42,963	781,658
Sky plc	63,293	887,605
WPP plc	64,188	1,487,336
		6,175,276
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
AstraZeneca plc	114,726	6,726,105
GlaxoSmithKline plc	392,891	8,263,275
		14,989,380
Real Estate 0.0%
Land Securities Group plc	29,417	499,240
Retailing 0.4%
Home Retail Group plc	377,640	908,580
Inchcape plc	49,375	489,403
Kingfisher plc	315,189	1,684,558
Marks & Spencer Group plc	171,543	948,038
Next plc	7,716	610,947
		4,641,526

12

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Software & Services 0.0%
The Sage Group plc	56,780	506,603
Telecommunication Services 1.3%
BT Group plc	444,613	2,865,511
Inmarsat plc	18,549	194,251
Vodafone Group plc	3,213,427	10,797,187
		13,856,949
Transportation 0.2%
easyJet plc	13,579	302,986
Firstgroup plc *	366,248	576,253
International Consolidated Airlines Group S.A.	34,917	272,150
Royal Mail plc	81,997	645,665
		1,797,054
Utilities 1.0%
Centrica plc	883,010	2,619,281
Drax Group plc (b)	88,794	399,351
National Grid plc	274,799	4,027,698
Pennon Group plc	24,478	307,467
Severn Trent plc	14,991	500,101
SSE plc	118,444	2,641,096
United Utilities Group plc	44,785	632,304
		11,127,298
		173,978,454
Total Common Stock
(Cost $1,143,323,425)		1,075,174,383

Preferred Stock 0.5% of net assets
Germany 0.5%
Automobiles & Components 0.4%
Bayerische Motoren Werke AG	6,399	470,875
Volkswagen AG	25,064	3,748,700
		4,219,575
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	8,588	1,001,472
Utilities 0.0%
RWE AG	17,462	166,539
		5,387,586
Italy 0.0%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	108,028	262,171
Total Preferred Stock
(Cost $6,401,803)		5,649,757

Rights 0.0% of net assets
Spain 0.0%
Banks 0.0%
Banco Popular Espanol S.A. *	245,797	61,294
Capital Goods 0.0%
Ferrovial S.A. *	33,626	12,016
Security	Number of Shares	Value ($)
Transportation 0.0%
Abertis Infraestructuras S.A. *	44,944	34,474
		107,784
Sweden 0.0%
Materials 0.0%
SSAB AB, A Shares *(c)	79,422	63,061
Total Rights
(Cost $90,462)		170,845

Other Investment Companies 0.7% of net assets
United States 0.7%
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (a)	3,059,365	3,059,365
Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.23% (a)	4,510,207	4,510,207
Total Other Investment Companies
(Cost $7,569,572)		7,569,572

End of Investments.

At 05/31/16, the tax basis cost of the fund's investments was $1,157,760,248 and the unrealized appreciation and depreciation were $40,035,842 and ($109,231,533), respectively, with a net unrealized depreciation of ($69,195,691).
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $4,272,760.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $53,997 or 0.0% of net assets.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 05/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 06/17/16	50	4,151,250	36,150

    13

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$836,544,454	$—	$— *	$836,544,454
Australia [1]	51,315,390	—	—	51,315,390
Materials	13,299,013	—	37,072	13,336,085
United Kingdom[1]	165,685,358	—	—	165,685,358
Capital Goods	8,276,171	—	16,925	8,293,096
Preferred Stock[1]	5,649,757	—	—	5,649,757
Rights [1]	107,784	—	—	107,784
Sweden [1]	—	—	63,061	63,061
Other Investment Companies[1]	7,569,572	—	—	7,569,572
Total	$1,088,447,499	$—	$117,058	$1,088,564,557
Other Financial Instruments
Futures Contracts[2]	$36,150	$—	$—	$36,150
*	Level 3 amount shown includes securities determined to have no value at May 31, 2016.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of February 29, 2016	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of May 31, 2016
Common Stock
Australia	$—	$—	($138,796)	$103,229	$—	$72,639	$—	$37,072
Canada	—	—	(195,049)	44,035	—	151,014	—	—
United Kingdom	—	—	21	16,904	—	—	—	16,925
Rights
Sweden	—	—	(15,760)	78,821	—	—	—	63,061
Total	$—	$—	($349,584)	$242,989	$—	$223,653	$—	$117,058
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between any Level 1 and Level 2 for the period ended May 31, 2016.
14

Schwab Strategic Trust
Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.1%	Common Stock	466,343,839	471,977,654
0.4%	Preferred Stock	1,970,868	1,945,269
0.0%	Rights	160,739	124,556
1.0%	Other Investment Companies	4,777,305	4,789,586
100.5%	Total Investments	473,252,751	478,837,065
(0.5%)	Other Assets and Liabilities, Net		(2,329,537)
100.0%	Net Assets		476,507,528

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets
Australia 6.2%
Banks 0.1%
Bank of Queensland Ltd.	56,197	473,480
Capital Goods 0.2%
Cardno Ltd. (b)	198,189	134,963
GWA Group Ltd.	150,534	253,006
Monadelphous Group Ltd. (b)	86,456	447,826
Seven Group Holdings Ltd.	47,875	190,757
		1,026,552
Commercial & Professional Services 0.4%
ALS Ltd.	178,972	525,108
Cabcharge Australia Ltd.	63,436	150,736
Cleanaway Waste Management Ltd.	596,889	348,095
Mineral Resources Ltd.	59,774	355,953
SAI Global Ltd.	50,408	127,083
SEEK Ltd.	23,127	273,096
Spotless Group Holdings Ltd.	245,647	206,432
		1,986,503
Consumer Durables & Apparel 0.1%
Billabong International Ltd. *	96,750	101,631
G.U.D. Holdings Ltd.	44,289	280,745
		382,376
Consumer Services 0.5%
Ardent Leisure Group	129,093	210,423
Aristocrat Leisure Ltd.	32,485	302,644
Crown Resorts Ltd.	74,648	651,108
Flight Centre Travel Group Ltd.	9,298	212,923
InvoCare Ltd.	15,081	140,282
Navitas Ltd.	58,492	229,670
The Star Entertainment Grp Ltd.	149,913	613,615
		2,360,665
Security	Number of Shares	Value ($)
Diversified Financials 0.3%
ASX Ltd.	20,185	650,871
Challenger Ltd.	68,474	474,729
IOOF Holdings Ltd.	33,226	198,582
Perpetual Ltd.	8,131	256,531
		1,580,713
Energy 0.2%
AWE Ltd. *	312,048	196,675
Beach Energy Ltd.	565,855	278,755
Whitehaven Coal Ltd. *	471,563	288,672
		764,102
Food, Beverage & Tobacco 0.4%
Bega Cheese Ltd.	38,714	173,607
GrainCorp Ltd., Class A	102,066	658,081
Treasury Wine Estates Ltd.	125,464	939,827
		1,771,515
Health Care Equipment & Services 0.8%
Ansell Ltd.	29,256	405,027
Australian Pharmaceutical Industries Ltd.	248,297	335,474
Cochlear Ltd.	7,089	619,716
Healthscope Ltd.	118,083	256,635
Primary Health Care Ltd.	205,541	577,748
Ramsay Health Care Ltd.	11,186	589,544
Sigma Pharmaceuticals Ltd.	1,140,028	1,015,848
		3,799,992
Insurance 0.1%
nib Holdings Ltd.	106,671	356,251
Materials 0.9%
Adelaide Brighton Ltd.	118,917	489,329
CSR Ltd.	280,672	729,965
DuluxGroup Ltd.	48,941	228,332
Iluka Resources Ltd.	143,686	671,402
Nufarm Ltd.	60,393	343,013
OceanaGold Corp.	86,331	262,669
Orora Ltd.	249,837	499,544
OZ Minerals Ltd.	221,679	876,850
Western Areas Ltd.	66,566	98,376
		4,199,480
Media 0.5%
APN News & Media Ltd. *	427,923	213,906
Event Hospitality & Entertainment Ltd.	16,587	180,127
Fairfax Media Ltd.	1,092,322	728,026
Nine Entertainment Co. Holdings Ltd.	218,411	192,247
Seven West Media Ltd.	627,851	482,137
Southern Cross Media Group Ltd.	264,053	239,116
Ten Network Holdings Ltd. *	100,388	75,271
Village Roadshow Ltd.	30,321	115,322
		2,226,152
Real Estate 0.7%
Charter Hall Retail REIT	47,694	165,849
Dexus Property Group	132,498	831,258
Goodman Group	150,752	776,499

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Investa Office Fund	79,140	243,665
The GPT Group	194,307	757,319
Vicinity Centres	346,297	817,852
		3,592,442
Retailing 0.6%
Automotive Holdings Group Ltd.	106,386	300,578
Burson Group Ltd.	55,989	215,380
Harvey Norman Holdings Ltd.	169,523	560,018
JB Hi-Fi Ltd.	36,210	611,738
Myer Holdings Ltd.	798,995	648,292
Premier Investments Ltd.	28,231	318,232
Super Retail Group Ltd.	36,190	241,728
		2,895,966
Software & Services 0.2%
carsales.com Ltd.	18,163	167,372
Computershare Ltd.	80,504	626,368
IRESS Ltd.	14,154	127,866
		921,606
Transportation 0.1%
Qube Holdings Ltd.	94,846	162,158
Sydney Airport	105,666	541,972
		704,130
Utilities 0.1%
AusNet Services	494,663	564,415
		29,606,340
Austria 0.8%
Capital Goods 0.2%
ANDRITZ AG	11,274	574,512
Zumtobel Group AG	7,643	110,228
		684,740
Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	2,118	129,187
Insurance 0.1%
UNIQA Insurance Group AG	20,060	144,375
Vienna Insurance Group AG Wiener Versicherung Gruppe	13,385	296,453
		440,828
Materials 0.2%
Lenzing AG	3,325	305,193
RHI AG	10,436	205,346
Wienerberger AG	33,370	600,516
		1,111,055
Real Estate 0.1%
IMMOFINANZ AG *	135,404	314,139
Semiconductors & Semiconductor Equipment 0.0%
ams AG	4,258	117,136
Telecommunication Services 0.1%
Telekom Austria AG	49,487	306,529
Transportation 0.1%
Oesterreichische Post AG *	11,714	419,842
Utilities 0.0%
Verbund AG (b)	13,081	178,681
		3,702,137
Security	Number of Shares	Value ($)
Belgium 1.0%
Diversified Financials 0.1%
Ackermans & van Haaren N.V.	1,744	226,380
Gimv N.V.	5,740	330,621
		557,001
Health Care Equipment & Services 0.0%
Fagron *	7,605	67,502
Household & Personal Products 0.1%
Ontex Group N.V.	6,306	205,304
Materials 0.3%
Bekaert N.V.	19,034	847,584
Nyrstar N.V. *	260,543	200,134
Tessenderlo Chemie N.V. *	9,691	344,531
		1,392,249
Real Estate 0.1%
Befimmo S.A.	2,455	163,080
Cofinimmo S.A.	2,800	341,322
		504,402
Technology Hardware & Equipment 0.1%
Barco N.V.	4,559	313,248
EVS Broadcast Equipment S.A.	5,572	191,363
		504,611
Telecommunication Services 0.1%
Orange Belgium *	21,815	523,839
Transportation 0.1%
bpost S.A.	13,663	360,333
Utilities 0.1%
Elia System Operator S.A. N.V.	9,363	472,960
		4,588,201
Canada 9.1%
Automobiles & Components 0.1%
Linamar Corp.	7,603	318,743
Martinrea International, Inc.	27,867	198,974
		517,717
Banks 0.3%
Canadian Western Bank	13,151	259,481
Genworth MI Canada, Inc.	15,869	408,583
Home Capital Group, Inc. (b)	10,231	272,493
Laurentian Bank of Canada	8,161	315,123
		1,255,680
Capital Goods 0.8%
Aecon Group, Inc.	37,195	501,867
Ag Growth International, Inc.	4,866	143,067
ATS Automation Tooling Systems, Inc. *	15,240	124,777
Bird Construction, Inc.	20,219	206,193
CAE, Inc.	45,760	573,356
MacDonald, Dettwiler & Associates Ltd.	5,537	365,888
New Flyer Industries, Inc.	11,447	363,248
Russel Metals, Inc.	39,271	695,896
Toromont Industries Ltd.	16,001	450,514
Wajax Corp.	19,999	244,923
WSP Global, Inc.	8,799	286,887
		3,956,616

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.6%
Horizon North Logistics, Inc.	121,107	153,687
Morneau Shepell, Inc.	12,438	161,453
Progressive Waste Solutions Ltd.	45,494	1,439,838
Ritchie Bros. Auctioneers, Inc.	9,908	324,561
Stantec, Inc.	13,625	358,202
Transcontinental, Inc., Class A	35,007	522,656
		2,960,397
Consumer Durables & Apparel 0.3%
Dorel Industries, Inc., Class B	21,641	561,829
Gildan Activewear, Inc.	21,231	634,122
		1,195,951
Consumer Services 0.1%
EnerCare, Inc.	12,991	163,170
Great Canadian Gaming Corp. *	12,486	168,853
		332,023
Diversified Financials 0.2%
AGF Management Ltd., Class B	91,772	368,323
Canaccord Genuity Group, Inc.	41,079	132,523
Dundee Corp., Class A *	39,057	199,151
		699,997
Energy 1.9%
AltaGas Ltd.	24,291	562,847
Bankers Petroleum Ltd. *	124,218	194,669
Bonterra Energy Corp.	9,216	185,081
Calfrac Well Services Ltd. (b)	159,564	275,678
Canadian Energy Services & Technology Corp.	29,835	81,652
Canyon Services Group, Inc.	44,306	179,514
Crew Energy, Inc. *	46,058	194,006
Enbridge Income Fund Holdings, Inc.	7,625	180,818
Enerflex Ltd.	37,513	311,724
Ensign Energy Services, Inc.	101,935	559,509
Gran Tierra Energy, Inc. *	102,194	301,559
Keyera Corp.	22,056	659,606
MEG Energy Corp. *	32,031	148,389
Mullen Group Ltd.	43,270	475,669
Newalta Corp.	61,014	75,096
NuVista Energy Ltd. *	36,213	185,204
Parkland Fuel Corp.	34,545	612,414
Pason Systems, Inc.	11,017	151,598
Peyto Exploration & Development Corp.	20,504	538,894
Precision Drilling Corp.	147,520	695,817
Secure Energy Services, Inc.	24,674	175,232
ShawCor Ltd.	25,667	617,491
Tourmaline Oil Corp. *	7,448	178,670
Trican Well Service Ltd. *	536,886	718,256
Trinidad Drilling Ltd.	155,049	279,731
Veresen, Inc. (b)	48,026	376,689
		8,915,813
Food & Staples Retailing 0.2%
Liquor Stores N.A. Ltd.	24,567	161,514
The Jean Coutu Group PJC, Inc., A Shares	29,786	472,031
The North West Co., Inc.	18,939	432,465
		1,066,010
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.2%
Cott Corp.	34,366	497,323
Maple Leaf Foods, Inc.	27,154	611,334
		1,108,657
Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	20,072	653,518
Materials 2.2%
Agnico Eagle Mines Ltd.	22,406	1,008,193
Alamos Gold, Inc., Class A	35,635	228,559
Canfor Corp. *	21,417	257,050
Cascades, Inc.	54,441	413,271
CCL Industries, Inc., Class B	2,089	372,765
Centerra Gold, Inc.	60,001	314,660
Chemtrade Logistics Income Fund	17,429	234,101
Dominion Diamond Corp.	13,126	138,073
Eldorado Gold Corp.	155,776	664,498
Franco-Nevada Corp.	6,929	439,333
HudBay Minerals, Inc.	62,320	242,019
IAMGOLD Corp. *	348,044	1,136,112
Interfor Corp. *	11,652	117,580
Labrador Iron Ore Royalty Corp.	14,964	134,986
Lundin Mining Corp. *	139,608	464,257
Major Drilling Group International, Inc.	46,978	224,457
Methanex Corp.	14,489	477,835
Nevsun Resources Ltd.	54,453	181,080
New Gold, Inc. *	82,281	315,764
Pan American Silver Corp.	53,823	762,434
Resolute Forest Products, Inc. *	81,635	497,157
SEMAFO, Inc. *	58,547	224,682
Sherritt International Corp. (b)	629,725	361,053
Silver Wheaton Corp.	31,786	594,120
West Fraser Timber Co., Ltd.	17,435	597,116
		10,401,155
Media 0.4%
Aimia, Inc.	60,307	389,107
Cineplex, Inc.	12,404	489,010
Cogeco Communications, Inc.	4,991	261,855
Cogeco, Inc.	3,697	159,004
Corus Entertainment, Inc., B Shares	38,581	371,034
Entertainment One Ltd.	64,860	174,741
		1,844,751
Real Estate 0.6%
Artis Real Estate Investment Trust	18,670	189,255
Boardwalk Real Estate Investment Trust	4,783	194,194
Canadian Apartment Properties REIT	5,431	126,091
Canadian Real Estate Investment Trust	5,182	180,960
Colliers International Group, Inc.	3,332	130,570
Cominar Real Estate Investment Trust	14,967	195,082
Dream Office Real Estate Investment Trust	12,708	183,416
First Capital Realty, Inc.	15,360	246,822
Granite Real Estate Investment Trust	8,659	259,485
H&R Real Estate Investment Trust	18,256	296,149
RioCan Real Estate Investment Trust	24,858	521,256
Smart Real Estate Investment Trust	10,227	269,728
		2,793,008

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Retailing 0.3%
Dollarama, Inc.	10,229	706,122
Hudson's Bay Co.	27,440	310,879
Uni-Select, Inc.	12,750	340,364
		1,357,365
Software & Services 0.2%
Constellation Software, Inc.	527	214,732
DH Corp.	13,629	356,640
Open Text Corp.	7,658	449,727
		1,021,099
Telecommunication Services 0.0%
Manitoba Telecom Services, Inc.	7,303	211,034
Transportation 0.2%
Air Canada *	14,886	109,588
Exchange Income Corp.	6,094	146,282
TransForce, Inc.	32,076	596,598
Westshore Terminals Investment Corp.	14,752	205,813
		1,058,281
Utilities 0.4%
Capital Power Corp.	42,688	629,502
Just Energy Group, Inc.	49,859	311,023
Northland Power, Inc.	16,441	278,144
Superior Plus Corp.	69,034	579,461
		1,798,130
		43,147,202
Denmark 1.5%
Banks 0.2%
Jyske Bank A/S - Reg’d	7,660	307,810
Sydbank A/S	12,642	360,619
		668,429
Capital Goods 0.2%
NKT Holding A/S	8,728	479,653
Per Aarsleff Holding A/S, Class B	4,000	98,477
Rockwool International A/S, B Shares	2,120	405,487
		983,617
Consumer Durables & Apparel 0.2%
Pandora A/S	6,059	900,904
Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S	2,871	132,685
Schouw & Co.	4,246	258,633
		391,318
Health Care Equipment & Services 0.3%
Coloplast A/S, B Shares	10,103	765,087
GN Store Nord A/S	18,461	377,412
William Demant Holding A/S *	10,225	215,770
		1,358,269
Insurance 0.1%
Topdanmark A/S *	8,835	242,899
Tryg A/S	16,911	333,576
		576,475
Materials 0.2%
Chr Hansen Holding A/S	6,033	382,562
Novozymes A/S, B Shares	15,379	731,922
		1,114,484
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S *	11,794	464,223
Retailing 0.0%
Matas A/S	6,958	122,358
Software & Services 0.0%
SimCorp A/S	3,369	178,490
Transportation 0.1%
D/S Norden A/S *	19,340	298,707
Dfds A/S	6,648	329,527
		628,234
		7,386,801
Finland 1.7%
Capital Goods 0.7%
Cargotec Oyj, B Shares	11,944	462,857
Cramo Oyj	13,292	287,068
Konecranes Oyj	14,854	411,090
Outotec Oyj *	105,276	410,429
PKC Group Oyj	8,334	162,826
Ramirent Oyj	27,724	202,157
Uponor Oyj	13,184	216,487
Valmet Oyj	35,121	433,993
YIT Oyj	102,267	706,431
		3,293,338
Commercial & Professional Services 0.1%
Caverion Corp.	41,300	283,219
Lassila & Tikanoja Oyj	10,243	184,159
		467,378
Consumer Durables & Apparel 0.2%
Amer Sports Oyj	20,091	598,970
Fiskars Oyj Abp	5,940	111,887
		710,857
Health Care Equipment & Services 0.0%
Oriola-KD Oyj, B Shares	27,551	127,592
Materials 0.4%
Huhtamaki Oyj	18,480	772,922
Kemira Oyj	35,987	434,278
Metsa Board Oyj	35,450	198,113
Outokumpu Oyj *	96,148	402,458
Tikkurila Oyj	11,896	207,521
		2,015,292
Media 0.1%
Sanoma Oyj	98,749	552,410
Real Estate 0.0%
Sponda Oyj	45,411	192,408
Retailing 0.1%
Stockmann Oyj Abp, B Shares *	36,665	233,883
Software & Services 0.1%
Tieto Oyj	24,966	685,107
		8,278,265
France 4.3%
Automobiles & Components 0.1%
Plastic Omnium S.A.	11,424	381,151
Banks 0.1%
Natixis S.A.	103,785	501,207

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Goods 0.1%
Saft Groupe S.A.	7,427	303,026
Tarkett S.A.	5,581	187,665
		490,691
Commercial & Professional Services 0.3%
Derichebourg S.A.	72,031	206,886
Edenred	34,772	644,520
Elior Group (c)	9,503	213,330
Societe BIC S.A.	4,001	534,271
		1,599,007
Consumer Durables & Apparel 0.2%
SEB S.A.	6,274	772,140
Diversified Financials 0.1%
Eurazeo S.A.	9,422	613,714
Energy 0.1%
Bourbon S.A. (b)	13,142	177,027
Etablissements Maurel et Prom *	53,883	200,351
		377,378
Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	4,157	345,417
Vilmorin & Cie S.A.	2,106	141,843
		487,260
Health Care Equipment & Services 0.1%
BioMerieux	2,802	366,053
Orpea	4,391	367,012
		733,065
Insurance 0.1%
Coface S.A. *	23,140	176,280
Euler Hermes Group	3,987	342,876
		519,156
Materials 0.3%
Eramet *(b)	4,910	167,261
Imerys S.A.	10,162	716,895
Vicat S.A.	5,875	385,488
		1,269,644
Media 0.6%
Havas S.A.	34,329	289,377
IPSOS	11,890	373,932
JCDecaux S.A.	11,799	487,252
Metropole Television S.A.	28,560	524,449
Solocal Group *(b)	85,865	310,952
Technicolor S.A. - Reg'd	80,180	532,795
Television Francaise 1 S.A.	40,439	510,962
		3,029,719
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	5,681	358,529
Real Estate 0.6%
Fonciere Des Regions	8,280	740,366
Gecina S.A.	4,340	613,359
ICADE	7,602	549,329
Mercialys S.A.	11,815	257,208
Nexity S.A.	12,116	653,365
		2,813,627
Retailing 0.1%
Groupe Fnac S.A. *	6,176	358,897
Security	Number of Shares	Value ($)
Software & Services 0.6%
Alten S.A.	6,561	424,729
Altran Technologies S.A. *	23,972	356,136
Dassault Systemes S.A.	7,159	570,316
Sopra Steria Group	2,456	321,535
UBISOFT Entertainment *	28,513	1,052,250
		2,724,966
Technology Hardware & Equipment 0.2%
Ingenico Group S.A.	3,347	408,002
Neopost S.A.	25,502	616,065
		1,024,067
Telecommunication Services 0.1%
Iliad S.A.	2,313	507,136
Transportation 0.4%
Aeroports de Paris	5,511	656,764
Bollore S.A.	121,460	439,315
Groupe Eurotunnel SE - Reg'd	46,829	604,475
Stef S.A.	2,965	214,716
XPO Logistics Europe S.A.	872	200,315
		2,115,585
		20,676,939
Germany 3.3%
Automobiles & Components 0.1%
ElringKlinger AG	7,104	161,334
Grammer AG	6,443	266,465
Hella KGaA Hueck & Co.	2,948	111,403
SAF-Holland S.A.	12,133	153,440
		692,642
Banks 0.0%
Aareal Bank AG	5,866	215,435
Capital Goods 0.8%
BayWa AG	11,921	404,767
Deutz AG	44,221	214,540
DMG Mori AG	5,968	274,691
Duerr AG	2,824	219,407
Heidelberger Druckmaschinen AG *	107,013	310,816
Indus Holding AG	5,345	280,320
KION Group AG	8,358	462,761
Krones AG	2,447	291,754
KUKA AG	1,655	195,297
Norma Group SE	4,321	214,734
Pfeiffer Vacuum Technology AG	2,471	235,169
SGL Carbon SE *(b)	12,291	160,569
Vossloh AG *(b)	4,375	281,757
Wacker Neuson SE	7,321	128,731
		3,675,313
Consumer Durables & Apparel 0.1%
Gerry Weber International AG	10,193	133,842
Puma SE	880	204,749
		338,591
Diversified Financials 0.0%
Aurelius SE & Co. KGaA	3,695	222,127
Health Care Equipment & Services 0.2%
Carl Zeiss Meditec AG	4,266	165,032
Rhoen-Klinikum AG	18,278	561,197
		726,229

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 0.1%
Talanx AG	13,294	447,686
Materials 0.2%
Evonik Industries AG	21,060	621,294
Wacker Chemie AG	5,504	517,146
		1,138,440
Media 0.1%
Axel Springer SE	11,286	642,279
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Gerresheimer AG	5,565	443,207
STADA Arzneimittel AG	16,434	875,606
		1,318,813
Real Estate 0.3%
Deutsche Euroshop AG	6,385	292,711
Deutsche Wohnen AG	7,529	241,937
LEG Immobilien AG *	2,249	200,797
Vonovia SE	16,415	562,930
		1,298,375
Retailing 0.1%
Fielmann AG	4,034	294,106
Semiconductors & Semiconductor Equipment 0.2%
AIXTRON SE *	35,888	225,930
SMA Solar Technology AG *(b)	11,421	629,619
		855,549
Software & Services 0.3%
Bechtle AG	4,556	506,182
Software AG	12,393	481,498
United Internet AG - Reg'd	9,018	425,565
Wirecard AG	3,837	170,691
		1,583,936
Technology Hardware & Equipment 0.2%
Jenoptik AG	11,186	178,386
Wincor Nixdorf AG *	11,990	682,877
		861,263
Telecommunication Services 0.1%
Drillisch AG (b)	4,658	190,853
Telefonica Deutschland Holding AG	98,058	438,726
		629,579
Transportation 0.2%
Fraport AG Frankfurt Airport Services Worldwide	8,477	485,535
Hamburger Hafen und Logistik AG	8,302	141,175
Sixt SE	5,638	330,583
		957,293
		15,897,656
Hong Kong 2.5%
Automobiles & Components 0.1%
Xinyi Glass Holdings Ltd.	533,426	371,496
Banks 0.1%
The Bank of East Asia Ltd.	161,746	596,541
Capital Goods 0.1%
Hopewell Holdings Ltd.	48,272	155,042
Johnson Electric Holdings Ltd.	78,036	190,465
		345,507
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.2%
Global Brands Group Holding Ltd. *	2,243,461	222,378
Techtronic Industries Co., Ltd.	171,744	690,898
		913,276
Consumer Services 0.2%
Cafe de Coral Holdings Ltd.	58,520	163,096
MGM China Holdings Ltd.	201,185	289,548
Wynn Macau Ltd.	448,483	702,040
		1,154,684
Diversified Financials 0.2%
First Pacific Co., Ltd.	963,401	632,499
Sun Hung Kai & Co., Ltd.	237,583	143,134
		775,633
Energy 0.0%
Brightoil Petroleum Holdings Ltd.	310,854	94,039
Food & Staples Retailing 0.1%
Dairy Farm International Holdings Ltd.	63,018	418,439
Food, Beverage & Tobacco 0.1%
Vitasoy International Holdings Ltd.	63,873	125,310
WH Group Ltd. (c)	508,991	391,826
		517,136
Media 0.1%
Television Broadcasts Ltd.	68,228	231,872
Real Estate 0.5%
China South City Holdings Ltd.	569,873	107,839
Great Eagle Holdings Ltd.	52,221	213,438
Hang Lung Group Ltd.	116,994	327,571
Hang Lung Properties Ltd.	210,431	402,000
Henderson Land Development Co., Ltd.	72,149	437,920
Hysan Development Co., Ltd.	40,791	175,910
Sino Land Co., Ltd.	372,582	570,757
Swire Properties Ltd.	121,854	333,335
		2,568,770
Retailing 0.2%
Chow Sang Sang Holdings International Ltd.	160,335	274,100
Giordano International Ltd.	501,208	237,437
Luk Fook Holdings International Ltd.	155,373	350,023
Sa Sa International Holdings Ltd.	316,891	100,760
		962,320
Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	45,241	495,615
Telecommunication Services 0.2%
Hutchison Telecommunications Hong Kong Holdings Ltd.	603,239	199,574
PCCW Ltd.	1,081,234	705,684
SmarTone Telecommunications Holdings Ltd.	93,974	154,120
		1,059,378
Transportation 0.3%
Cathay Pacific Airways Ltd.	356,056	557,358
Orient Overseas International Ltd.	125,435	486,843
Pacific Basin Shipping Ltd. *(b)	1,425,972	174,388
		1,218,589
		11,723,295

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ireland 0.8%
Capital Goods 0.1%
Kingspan Group plc	14,681	412,758
Consumer Services 0.1%
Paddy Power Betfair plc	4,861	656,416
Food & Staples Retailing 0.1%
Fyffes plc	120,800	208,445
Total Produce plc	175,059	313,764
		522,209
Food, Beverage & Tobacco 0.2%
C&C Group plc	90,671	417,183
Glanbia plc	15,689	291,678
		708,861
Health Care Equipment & Services 0.1%
UDG Healthcare plc	52,369	451,241
Materials 0.1%
James Hardie Industries plc CDI	31,897	487,112
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	4,050	285,282
Transportation 0.0%
Irish Continental Group plc	29,010	174,395
		3,698,274
Israel 1.0%
Banks 0.2%
Israel Discount Bank Ltd., A Shares *	255,683	424,937
Mizrahi Tefahot Bank Ltd.	20,007	235,667
		660,604
Capital Goods 0.1%
Elbit Systems Ltd.	3,547	334,081
Shikun & Binui Ltd.	127,558	226,573
		560,654
Energy 0.2%
Delek Group Ltd.	1,481	277,713
Oil Refineries Ltd. *	458,097	162,737
Paz Oil Co., Ltd.	2,450	410,428
		850,878
Food & Staples Retailing 0.0%
Shufersal Ltd.	52,227	169,259
Insurance 0.0%
Harel Insurance Investments & Financial Services Ltd.	45,084	164,257
Materials 0.1%
The Israel Corp., Ltd.	1,420	246,767
Real Estate 0.0%
Gazit-Globe Ltd.	16,941	143,857
Software & Services 0.1%
NICE-Systems Ltd.	5,397	346,593
Telecommunication Services 0.3%
B Communications Ltd.	11,439	299,725
Cellcom Israel Ltd. *	77,848	648,118
Partner Communications Co., Ltd. *	88,196	471,573
		1,419,416
		4,562,285
Security	Number of Shares	Value ($)
Italy 2.4%
Automobiles & Components 0.1%
Brembo S.p.A.	3,515	202,893
Piaggio & C S.p.A.	81,593	159,594
		362,487
Banks 0.3%
Banca Carige S.p.A. *(b)	483,413	301,369
Banca Popolare di Milano Scarl	792,932	457,255
Banca Popolare di Sondrio Scarl	133,712	438,229
Credito Valtellinese Scarl	290,263	181,279
		1,378,132
Capital Goods 0.3%
Astaldi S.p.A. (b)	21,412	105,121
C.I.R. - Compagnie Industriali Riunite S.p.A	284,206	334,110
Danieli & C Officine Meccaniche S.p.A.	4,758	95,396
Danieli & C Officine Meccaniche S.p.A. - RSP	10,745	150,720
Interpump Group S.p.A.	9,076	144,687
Salini Impregilo S.p.A	82,443	283,599
Trevi Finanziaria Industriale S.p.A.	111,343	185,309
		1,298,942
Consumer Durables & Apparel 0.2%
Brunello Cucinelli S.p.A.	9,894	195,287
De'Longhi S.p.A.	9,535	255,924
Prada S.p.A.	102,063	335,036
Safilo Group S.p.A. *	15,211	117,689
Tod's S.p.A. (b)	2,277	137,136
		1,041,072
Consumer Services 0.1%
Autogrill S.p.A. *	32,366	277,622
Diversified Financials 0.1%
Banca Generali S.p.A.	4,567	119,682
Banca Mediolanum S.p.A.	30,556	256,314
		375,996
Energy 0.1%
Saras S.p.A.	155,033	271,657
Food & Staples Retailing 0.0%
MARR S.p.A.	7,615	150,728
Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	36,162	349,635
Parmalat S.p.A.	120,906	310,115
		659,750
Health Care Equipment & Services 0.0%
DiaSorin S.p.A.	2,314	140,138
Insurance 0.1%
Societa Cattolica di Assicurazioni Scarl	38,078	261,548
Unipol Gruppo Finanziario S.p.A.	66,583	246,090
UnipolSai S.p.A.	68,423	136,881
		644,519
Materials 0.3%
Buzzi Unicem S.p.A.	27,466	546,097
Italcementi S.p.A. *	80,518	939,392
		1,485,489
Media 0.0%
RCS MediaGroup S.p.A. *	255,897	217,077

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	9,690	286,297
Real Estate 0.0%
Beni Stabili S.p.A. *	229,379	169,556
Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	18,641	137,794
Transportation 0.2%
Ansaldo STS S.p.A.	21,931	250,495
ASTM S.p.A.	19,131	250,246
Societa Iniziative Autostradali e Servizi S.p.A.	25,512	249,363
		750,104
Utilities 0.4%
ACEA S.p.A.	15,380	225,151
ERG S.p.A.	32,773	399,871
Hera S.p.A.	233,108	674,719
Iren S.p.A.	272,470	500,490
		1,800,231
		11,447,591
Japan 39.2%
Automobiles & Components 2.6%
Aisan Industry Co., Ltd.	21,231	173,056
Akebono Brake Industry Co., Ltd. *	77,239	188,040
Calsonic Kansei Corp.	94,019	732,450
Exedy Corp.	18,606	430,150
FCC Co., Ltd.	22,901	435,492
Futaba Industrial Co., Ltd.	74,501	377,526
G-Tekt Corp.	18,982	239,618
HI-LEX Corp.	10,282	255,045
Kasai Kogyo Co., Ltd.	12,792	140,832
Keihin Corp.	28,074	461,466
Koito Manufacturing Co., Ltd.	18,411	868,216
KYB Corp.	139,533	489,413
Mitsuba Corp.	9,895	155,600
Musashi Seimitsu Industry Co., Ltd.	14,154	302,211
Nifco, Inc.	8,337	429,235
Nippon Seiki Co., Ltd.	17,731	345,811
Nissan Shatai Co., Ltd.	59,556	676,083
Nissin Kogyo Co., Ltd.	22,126	303,047
NOK Corp.	30,245	542,149
Pacific Industrial Co., Ltd.	18,137	184,632
Piolax, Inc.	2,319	119,395
Press Kogyo Co., Ltd.	74,501	282,137
Sanden Holdings Corp.	65,189	223,361
Showa Corp.	33,971	249,028
Sumitomo Riko Co., Ltd.	35,462	293,212
Tachi-S Co., Ltd.	26,331	432,578
Takata Corp. *(b)	49,060	200,389
Tokai Rika Co., Ltd.	22,377	396,473
Topre Corp.	11,203	251,223
Toyo Tire & Rubber Co., Ltd.	18,799	229,002
Toyota Boshoku Corp.	43,044	859,289
TS Tech Co., Ltd.	22,300	574,264
Unipres Corp.	26,556	516,969
Yorozu Corp.	9,702	153,353
		12,510,745
Security	Number of Shares	Value ($)
Banks 1.8%
Aozora Bank Ltd.	168,560	572,987
Ashikaga Holdings Co., Ltd.	32,884	104,667
Fukuoka Financial Group, Inc.	164,138	597,915
Hokuhoku Financial Group, Inc.	250,636	307,349
Kyushu Financial Group, Inc.	44,928	242,252
Senshu Ikeda Holdings, Inc.	26,685	101,297
Seven Bank Ltd.	69,833	256,903
Shinsei Bank Ltd.	261,104	419,066
Suruga Bank Ltd.	17,731	396,651
The 77 Bank Ltd.	41,827	147,463
The Awa Bank Ltd.	35,108	199,116
The Bank of Kyoto Ltd.	29,779	196,549
The Chiba Bank Ltd.	113,946	597,958
The Chugoku Bank Ltd.	24,512	278,262
The Daishi Bank Ltd.	44,289	150,552
The Gunma Bank Ltd.	56,691	226,958
The Hachijuni Bank Ltd.	53,193	235,017
The Hiroshima Bank Ltd.	53,193	200,484
The Hyakugo Bank Ltd.	35,462	131,418
The Hyakujushi Bank Ltd.	39,841	118,907
The Iyo Bank Ltd.	27,693	184,279
The Joyo Bank Ltd.	77,637	287,013
The Juroku Bank Ltd.	62,027	172,258
The Keiyo Bank Ltd.	35,462	132,377
The Kiyo Bank Ltd.	27,021	348,406
The Musashino Bank Ltd.	4,375	110,100
The Nanto Bank Ltd.	65,653	200,679
The Nishi-Nippon City Bank Ltd.	179,135	339,194
The Ogaki Kyoritsu Bank Ltd.	63,056	184,781
The San-In Godo Bank Ltd.	26,558	169,542
The Shiga Bank Ltd.	29,097	125,933
The Shizuoka Bank Ltd.	72,658	543,109
TOMONY Holdings, Inc.	32,688	103,453
Yamaguchi Financial Group, Inc.	35,462	345,971
		8,728,866
Capital Goods 7.1%
Aica Kogyo Co., Ltd.	14,154	318,164
Amada Holdings Co., Ltd.	65,424	720,280
Asahi Diamond Industrial Co., Ltd.	18,606	151,324
Bunka Shutter Co., Ltd.	16,805	135,616
Central Glass Co., Ltd.	99,900	492,722
Chiyoda Corp.	47,356	338,608
Chudenko Corp.	7,621	149,321
CKD Corp.	19,481	170,561
COMSYS Holdings Corp.	48,397	798,580
Daifuku Co., Ltd.	18,448	319,540
Daihen Corp.	35,462	165,951
DMG Mori Co., Ltd.	19,972	246,172
Fuji Electric Co., Ltd.	180,525	729,230
Fuji Machine Manufacturing Co., Ltd.	25,708	250,114
Fujikura Ltd.	138,001	719,215
Fujitec Co., Ltd.	19,481	186,545
Furukawa Co., Ltd.	87,645	139,088
Futaba Corp.	14,154	257,670
Glory Ltd.	16,615	483,147
GS Yuasa Corp.	114,608	483,626
Hazama Ando Corp.	29,942	168,467
Hitachi Koki Co., Ltd.	18,606	123,811
Hitachi Zosen Corp.	79,502	412,904
Hoshizaki Electric Co., Ltd.	6,586	630,066

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Inaba Denki Sangyo Co., Ltd.	13,279	452,591
Inabata & Co., Ltd.	45,064	453,870
Iseki & Co., Ltd.	89,186	220,341
Iwatani Corp.	104,986	598,270
Kanamoto Co., Ltd.	7,055	161,259
Kandenko Co., Ltd.	63,788	488,310
Kanematsu Corp.	354,851	569,528
Keihan Holdings Co., Ltd.	68,711	463,422
Kitz Corp.	46,116	210,403
Komori Corp.	20,356	246,684
Kumagai Gumi Co., Ltd.	54,700	152,897
Kurita Water Industries Ltd.	33,159	776,466
Kuroda Electric Co., Ltd.	21,237	362,487
Kyowa Exeo Corp.	55,818	674,416
Kyudenko Corp.	13,838	408,633
Mabuchi Motor Co., Ltd.	6,192	292,557
Maeda Corp.	42,539	321,042
Maeda Road Construction Co., Ltd.	26,558	477,496
Makino Milling Machine Co., Ltd.	26,558	168,584
Meidensha Corp.	53,193	214,873
Minebea Co., Ltd.	54,761	438,957
Mirait Holdings Corp.	46,639	475,621
MISUMI Group, Inc.	41,720	639,878
Miura Co., Ltd.	16,811	354,546
Nabtesco Corp.	26,162	664,990
Nachi-Fujikoshi Corp.	44,289	156,542
Namura Shipbuilding Co., Ltd.	31,355	200,165
NGK Insulators Ltd.	34,973	769,119
Nichias Corp.	49,616	390,557
Nichiha Corp.	13,991	193,771
Nippo Corp.	22,106	399,046
Nippon Densetsu Kogyo Co., Ltd.	11,551	197,889
Nippon Sheet Glass Co., Ltd. *	803,360	673,662
Nippon Steel & Sumikin Bussan Corp.	117,108	413,925
Nishimatsu Construction Co., Ltd.	86,144	361,183
Nishio Rent All Co., Ltd.	6,246	141,359
Nisshinbo Holdings, Inc.	53,547	550,896
Nitta Corp.	5,250	128,285
Nitto Kogyo Corp.	8,827	129,096
Noritz Corp.	18,606	362,876
NTN Corp.	139,337	482,444
Oiles Corp.	11,529	194,394
OKUMA Corp.	30,135	230,961
Okumura Corp.	53,193	292,572
OSG Corp.	16,174	293,861
Penta-Ocean Construction Co., Ltd.	85,891	438,342
Ryobi Ltd.	65,931	282,973
Sanki Engineering Co., Ltd.	22,064	182,035
Sankyo Tateyama, Inc.	17,731	247,647
Sanwa Holdings Corp.	49,477	431,845
Seibu Holdings, Inc.	20,182	380,147
Shinmaywa Industries Ltd.	28,415	201,381
SHO-BOND Holdings Co., Ltd.	2,988	139,829
Sintokogio Ltd.	24,605	199,449
Tadano Ltd.	15,753	143,461
Taihei Dengyo Kaisha Ltd.	14,908	153,106
Taikisha Ltd.	11,529	271,631
Takara Standard Co., Ltd.	38,634	353,926
Takasago Thermal Engineering Co., Ltd.	20,835	267,705
Takuma Co., Ltd.	12,647	114,719
The Japan Steel Works Ltd.	141,925	604,018
Security	Number of Shares	Value ($)
The Nippon Road Co., Ltd.	37,924	159,007
THK Co., Ltd.	27,112	512,636
Toa Corp.	72,181	109,991
Toda Corp.	68,380	309,515
TOKAI Holdings Corp.	38,912	240,689
Toshiba Machine Co., Ltd.	35,462	117,668
Toshiba Plant Systems & Services Corp.	15,753	224,282
Totetsu Kogyo Co., Ltd.	6,103	163,491
Toyo Engineering Corp. *	62,097	199,329
Trusco Nakayama Corp.	8,447	389,200
Tsubakimoto Chain Co.	31,885	235,174
Ushio, Inc.	30,809	373,636
Wakita & Co., Ltd.	8,640	56,948
Yamazen Corp.	32,079	269,000
Yuasa Trading Co., Ltd.	12,404	279,497
Yurtec Corp.	18,944	141,945
		33,635,668
Commercial & Professional Services 0.9%
Aeon Delight Co., Ltd.	6,898	199,343
Daiseki Co., Ltd.	8,827	168,414
Duskin Co., Ltd.	26,063	448,151
Itoki Corp.	14,188	84,305
Kokuyo Co., Ltd.	43,047	562,031
Meitec Corp.	5,726	203,421
Nissha Printing Co., Ltd. (b)	11,036	245,886
Nomura Co., Ltd.	10,950	164,884
Okamura Corp.	24,494	247,800
Park24 Co., Ltd.	18,606	531,816
Relia, Inc.	18,606	188,065
Sato Holdings Corp.	8,827	190,222
Sohgo Security Services Co., Ltd.	11,370	559,760
Temp Holdings Co., Ltd.	25,975	414,082
Toppan Forms Co., Ltd.	26,534	301,215
		4,509,395
Consumer Durables & Apparel 1.8%
Alpine Electronics, Inc.	20,356	232,551
Asics Corp.	19,826	450,668
Casio Computer Co., Ltd.	33,145	515,532
Foster Electric Co., Ltd.	10,641	203,600
Fujitsu General Ltd.	13,630	253,661
Funai Electric Co., Ltd.	31,549	256,875
Gunze Ltd.	102,819	300,377
Haseko Corp.	44,330	487,648
Heiwa Corp.	11,962	238,474
JVC Kenwood Corp.	152,432	369,724
Kurabo Industries Ltd.	123,437	228,165
Misawa Homes Co., Ltd.	24,835	180,712
Mizuno Corp.	64,559	312,594
Onward Holdings Co., Ltd.	77,420	532,631
PanaHome Corp.	40,354	320,562
Pioneer Corp. *	227,089	495,519
Rinnai Corp.	6,780	590,549
Sangetsu Co., Ltd.	20,951	389,531
Sankyo Co., Ltd.	17,004	633,980
Sanyo Shokai Ltd.	75,508	167,485
Seiko Holdings Corp.	37,566	144,296
Seiren Co., Ltd.	15,863	172,783
Tamron Co., Ltd.	7,952	116,299
Token Corp.	3,449	269,315
Tomy Co., Ltd.	44,289	331,853

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
TSI Holdings Co., Ltd.	36,871	213,769
Wacoal Holdings Corp.	40,014	422,130
		8,831,283
Consumer Services 1.0%
Accordia Golf Co., Ltd.	29,650	276,970
Doutor Nichires Holdings Co., Ltd.	14,507	242,514
Dynam Japan Holdings Co., Ltd.	190,488	291,808
HIS Co., Ltd.	12,444	339,418
McDonald's Holdings Co., Ltd. (b)	27,109	711,549
MOS Food Services, Inc.	5,787	156,539
Ohsho Food Service Corp.	5,014	169,085
Plenus Co., Ltd.	13,357	231,840
Resorttrust, Inc.	7,439	156,420
Round One Corp.	57,307	385,991
Royal Holdings Co., Ltd.	12,391	237,530
Saizeriya Co., Ltd.	11,103	202,027
Skylark Co., Ltd.	14,284	169,880
St Marc Holdings Co., Ltd.	4,317	127,480
Tokyo Dome Corp.	35,462	151,882
Yoshinoya Holdings Co., Ltd. (b)	33,484	435,363
Zensho Holdings Co., Ltd.	30,747	410,311
		4,696,607
Diversified Financials 0.7%
Acom Co., Ltd. *	38,950	214,584
AEON Financial Service Co., Ltd.	13,676	301,746
Century Tokyo Leasing Corp.	8,149	283,255
Credit Saison Co., Ltd.	41,634	792,850
Fuyo General Lease Co., Ltd.	3,820	162,920
Hitachi Capital Corp.	9,201	206,495
Jaccs Co., Ltd.	43,526	204,080
Japan Exchange Group, Inc.	14,722	200,444
Mitsubishi UFJ Lease & Finance Co., Ltd.	61,145	262,983
Okasan Securities Group, Inc.	25,172	132,096
Orient Corp. *	201,477	425,099
SBI Holdings, Inc.	27,097	282,685
Tokai Tokyo Financial Holdings, Inc.	25,053	124,695
		3,593,932
Energy 0.2%
Itochu Enex Co., Ltd.	54,737	457,026
Japan Petroleum Exploration Co., Ltd.	15,240	339,552
Nippon Gas Co., Ltd.	6,580	147,198
		943,776
Food & Staples Retailing 2.1%
Ain Holdings, Inc.	4,675	300,131
Arcs Co., Ltd.	26,900	649,064
Axial Retailing, Inc.	5,373	190,638
Belc Co., Ltd.	4,552	177,926
Cawachi Ltd.	20,356	442,342
Cocokara fine, Inc.	15,416	817,331
Cosmos Pharmaceutical Corp.	1,750	314,008
Create SD Holdings Co., Ltd.	10,146	247,098
FamilyMart Co., Ltd.	8,346	437,976
Heiwado Co., Ltd.	18,069	384,173
Kato Sangyo Co., Ltd.	25,683	634,057
Matsumotokiyoshi Holdings Co., Ltd.	15,441	843,717
Ministop Co., Ltd.	10,363	169,127
Mitsubishi Shokuhin Co., Ltd.	16,856	430,576
San-A Co., Ltd.	5,737	268,473
Sugi Holdings Co., Ltd.	9,430	493,161
Security	Number of Shares	Value ($)
Sundrug Co., Ltd.	8,877	733,980
Tsuruha Holdings, Inc.	8,093	841,371
Valor Holdings Co., Ltd.	25,415	688,626
Welcia Holdings Co., Ltd.	4,889	274,636
Yaoko Co., Ltd.	6,285	282,217
Yokohama Reito Co., Ltd.	27,739	263,871
		9,884,499
Food, Beverage & Tobacco 2.9%
Calbee, Inc.	9,702	357,794
Coca-Cola East Japan Co., Ltd.	22,197	427,508
Dydo Drinco, Inc.	5,769	295,459
Ezaki Glico Co., Ltd.	11,954	643,482
Fuji Oil Holdings, Inc.	27,272	474,103
Hokuto Corp.	10,577	194,078
House Foods Group, Inc.	21,636	428,018
Ito En Ltd.	24,033	808,287
Itoham Yonekyu Holdings, Inc. *	91,475	809,134
J-Oil Mills, Inc.	62,097	205,488
Kagome Co., Ltd.	26,558	639,375
Kikkoman Corp.	26,195	940,049
Marudai Food Co., Ltd.	52,469	233,711
Maruha Nichiro Corp.	11,661	271,482
Megmilk Snow Brand Co., Ltd.	28,440	896,243
Mitsui Sugar Co., Ltd.	35,462	168,829
Morinaga & Co., Ltd.	46,622	238,354
Morinaga Milk Industry Co., Ltd.	159,457	969,064
Nichirei Corp.	110,811	947,197
Nippon Flour Mills Co., Ltd.	63,547	487,611
Nippon Suisan Kaisha Ltd.	125,246	713,723
Prima Meat Packers Ltd.	77,643	212,126
Sapporo Holdings Ltd.	141,925	767,819
Takara Holdings, Inc.	55,818	494,236
The Nisshin Oillio Group Ltd.	106,386	476,749
Warabeya Nichiyo Co., Ltd.	12,070	231,485
Yakult Honsha Co., Ltd.	12,291	602,886
		13,934,290
Health Care Equipment & Services 1.0%
BML, Inc.	3,331	155,580
Hogy Medical Co., Ltd.	3,317	205,770
Miraca Holdings, Inc.	14,876	628,412
Nichii Gakkan Co. (b)	31,895	211,378
Nihon Kohden Corp.	15,799	455,857
Nikkiso Co., Ltd.	22,574	166,702
Nipro Corp.	40,262	453,789
Paramount Bed Holdings Co., Ltd.	8,197	328,900
Ship Healthcare Holdings, Inc.	13,556	386,860
Sysmex Corp.	11,384	831,436
Toho Holdings Co., Ltd.	29,670	728,474
		4,553,158
Household & Personal Products 0.6%
Earth Chemical Co., Ltd.	5,383	240,258
Fancl Corp.	17,831	234,092
Kobayashi Pharmaceutical Co., Ltd.	5,222	426,122
Kose Corp.	3,067	275,437
Lion Corp.	48,752	713,004
Mandom Corp.	6,242	286,478
Pigeon Corp.	10,577	288,017
Pola Orbis Holdings, Inc.	3,852	333,431
		2,796,839

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 0.1%
Sony Financial Holdings, Inc.	29,114	355,705
Materials 4.4%
ADEKA Corp.	33,111	453,203
Aichi Steel Corp.	64,160	295,620
Asahi Holdings, Inc.	18,606	261,881
Chugoku Marine Paints Ltd.	26,558	192,052
Daido Steel Co., Ltd.	131,633	461,704
Daio Paper Corp. (b)	42,398	447,663
Dowa Holdings Co., Ltd.	91,063	552,594
FP Corp.	7,136	309,813
Fuji Seal International, Inc.	8,096	314,992
Fujimori Kogyo Co., Ltd.	6,192	132,209
Godo Steel Ltd.	85,183	136,717
Hitachi Metals Ltd.	46,814	502,310
Hokuetsu Kishu Paper Co., Ltd.	60,325	418,285
Ishihara Sangyo Kaisha Ltd. *	168,093	116,705
Kansai Paint Co., Ltd.	33,261	672,688
Konishi Co., Ltd.	19,314	246,595
Kureha Corp.	75,731	282,015
Kyoei Steel Ltd.	13,279	200,912
Lintec Corp.	21,938	433,399
Maruichi Steel Tube Ltd.	14,201	473,772
Mitsubishi Gas Chemical Co., Inc.	141,925	804,931
Mitsubishi Steel Manufacturing Co., Ltd.	95,728	154,504
Nihon Parkerizing Co., Ltd.	24,163	247,066
Nippon Denko Co., Ltd.	88,655	139,891
Nippon Kayaku Co., Ltd.	44,289	436,081
Nippon Light Metal Holdings Co., Ltd.	311,610	615,325
Nippon Paint Holdings Co., Ltd.	13,622	388,130
Nippon Shokubai Co., Ltd.	8,801	526,925
Nippon Soda Co., Ltd.	46,279	218,657
Nissan Chemical Industries Ltd.	24,356	715,933
Nisshin Steel Co., Ltd.	43,366	550,946
Nittetsu Mining Co., Ltd.	53,193	189,453
NOF Corp.	53,193	462,840
Pacific Metals Co., Ltd. *	88,655	272,588
Rengo Co., Ltd.	141,778	857,789
Sakai Chemical Industry Co., Ltd.	60,441	169,489
Sakata INX Corp.	18,705	219,255
Sanyo Chemical Industries Ltd.	26,558	214,322
Sanyo Special Steel Co., Ltd.	58,705	265,722
Sumitomo Bakelite Co., Ltd.	97,559	472,379
Sumitomo Osaka Cement Co., Ltd.	137,167	557,796
The Nippon Synthetic Chemical Industry Co., Ltd.	26,230	153,494
Toagosei Co., Ltd.	66,422	640,234
Toho Zinc Co., Ltd.	75,514	241,716
Tokai Carbon Co., Ltd.	129,561	370,325
Tokuyama Corp. *	326,895	863,624
Tokyo Ohka Kogyo Co., Ltd.	8,616	225,062
Tokyo Steel Manufacturing Co., Ltd.	31,769	190,491
Topy Industries Ltd.	132,515	260,478
Toyo Ink SC Holdings Co., Ltd.	96,719	414,242
Toyobo Co., Ltd.	416,948	774,458
UACJ Corp.	112,514	273,917
Yamato Kogyo Co., Ltd.	13,830	328,463
Yodogawa Steel Works Ltd.	13,076	317,984
Zeon Corp.	62,331	469,850
		20,909,489
Security	Number of Shares	Value ($)
Media 0.7%
Asatsu-DK, Inc.	22,737	568,502
Avex Group Holdings, Inc.	21,231	264,562
CyberAgent, Inc.	6,506	310,326
Daiichikosho Co., Ltd.	11,029	420,654
SKY Perfect JSAT Holdings, Inc.	68,056	330,140
Toei Co., Ltd.	19,467	174,651
Toho Co., Ltd.	20,608	563,025
Tokyo Broadcasting System Holdings, Inc.	14,482	206,317
TV Asahi Holdings Corp.	9,632	157,978
Zenrin Co., Ltd.	11,906	279,118
		3,275,273
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Hisamitsu Pharmaceutical Co., Inc.	13,186	705,045
Kaken Pharmaceutical Co., Ltd.	4,083	231,568
Kissei Pharmaceutical Co., Ltd.	7,952	172,082
KYORIN Holdings, Inc.	14,693	284,176
Mochida Pharmaceutical Co., Ltd.	4,136	322,213
Nichi-iko Pharmaceutical Co., Ltd.	7,077	156,274
Nippon Shinyaku Co., Ltd.	5,556	294,069
Rohto Pharmaceutical Co., Ltd.	24,005	372,072
Santen Pharmaceutical Co., Ltd.	43,181	635,421
Sawai Pharmaceutical Co., Ltd.	4,944	352,172
Sumitomo Dainippon Pharma Co., Ltd.	38,574	564,150
Taisho Pharmaceutical Holdings Co., Ltd.	10,877	1,013,114
Tsumura & Co.	19,417	457,828
		5,560,184
Real Estate 1.6%
Advance Residence Investment Corp.	122	308,561
Aeon Mall Co., Ltd.	22,126	291,875
Daikyo, Inc.	121,293	185,923
Frontier Real Estate Investment Corp.	36	175,934
Fukuoka REIT Corp.	99	181,566
Japan Excellent, Inc.	175	235,742
Japan Logistics Fund, Inc.	55	121,203
Japan Prime Realty Investment Corp.	79	337,997
Japan Real Estate Investment Corp.	127	743,186
Japan Retail Fund Investment Corp.	266	618,080
Kenedix Office Investment Corp.	46	261,305
Leopalace21 Corp.	81,642	514,564
Mori Trust Sogo REIT, Inc.	84	160,115
Nippon Accommodations Fund, Inc.	45	185,429
Nippon Building Fund, Inc.	147	873,477
Nippon Prologis REIT, Inc.	60	130,057
Nomura Real Estate Holdings, Inc.	37,574	674,540
NTT Urban Development Corp.	17,731	177,462
Orix JREIT, Inc.	202	319,288
Premier Investment Corp.	107	136,325
Relo Holdings, Inc.	1,554	212,702
Tokyo Tatemono Co., Ltd.	31,076	396,208
Top REIT, Inc.	39	155,958
United Urban Investment Corp.	236	372,391
		7,769,888
Retailing 2.3%
ABC-Mart, Inc.	3,500	226,590
Adastria Co., Ltd.	10,102	333,378
Alpen Co., Ltd.	14,160	219,732
AOKI Holdings, Inc.	14,352	153,090

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Aoyama Trading Co., Ltd.	15,019	536,272
Arcland Sakamoto Co., Ltd.	18,314	198,324
ASKUL Corp.	7,071	260,449
Autobacs Seven Co., Ltd.	41,758	637,073
Bic Camera, Inc.	29,087	272,498
Canon Marketing Japan, Inc.	31,701	601,120
Chiyoda Co., Ltd.	10,412	247,567
DCM Holdings Co., Ltd.	81,047	591,931
Don Quijote Holdings Co., Ltd.	19,471	625,010
Doshisha Co., Ltd.	10,436	218,309
Geo Holdings Corp.	28,854	397,017
Gulliver International Co., Ltd.	21,231	214,598
H2O Retailing Corp.	38,962	590,552
Hikari Tsushin, Inc.	4,900	399,405
Izumi Co., Ltd.	10,070	387,255
Joyful Honda Co., Ltd.	17,250	392,268
Kohnan Shoji Co., Ltd.	29,040	503,529
Komeri Co., Ltd.	17,731	453,087
Nojima Corp.	15,525	199,478
Rakuten, Inc.	38,962	419,639
Ryohin Keikaku Co., Ltd.	3,206	738,012
Sanrio Co., Ltd. (b)	12,150	224,255
United Arrows Ltd.	5,508	164,388
USS Co., Ltd.	30,473	482,216
Xebio Holdings Co., Ltd.	24,906	365,152
		11,052,194
Semiconductors & Semiconductor Equipment 0.4%
Advantest Corp.	23,938	266,134
Disco Corp.	3,153	299,934
Sanken Electric Co., Ltd.	53,577	159,902
SCREEN Holdings Co., Ltd.	39,248	387,154
Shindengen Electric Manufacturing Co., Ltd.	38,471	148,466
Shinko Electric Industries Co., Ltd.	37,212	213,733
Tokyo Seimitsu Co., Ltd.	10,719	248,971
Ulvac, Inc.	9,281	310,468
		2,034,762
Software & Services 1.8%
Capcom Co., Ltd.	14,540	343,490
DeNA Co., Ltd.	38,728	778,017
DTS Corp.	7,952	170,147
Fuji Soft, Inc.	11,945	277,555
Gree, Inc.	72,107	416,108
Ines Corp.	13,926	143,146
Internet Initiative Japan, Inc.	10,360	223,445
IT Holdings Corp.	32,181	779,389
Itochu Techno-Solutions Corp.	19,163	424,539
NEC Networks & System Integration Corp.	18,606	328,652
NET One Systems Co., Ltd.	62,972	359,418
Nexon Co., Ltd.	17,982	295,579
Nihon Unisys Ltd.	23,750	284,173
NS Solutions Corp.	8,600	149,505
NSD Co., Ltd.	14,154	219,511
Obic Co., Ltd.	5,982	325,247
Oracle Corp. Japan	5,954	316,208
Otsuka Corp.	13,616	644,552
SCSK Corp.	7,117	268,239
Square Enix Holdings Co., Ltd.	13,591	429,525
Transcosmos, Inc.	10,215	296,120
Security	Number of Shares	Value ($)
Trend Micro, Inc.	14,237	516,052
Yahoo Japan Corp.	134,195	602,580
		8,591,197
Technology Hardware & Equipment 2.6%
Alps Electric Co., Ltd.	29,146	589,201
Amano Corp.	17,831	300,814
Anritsu Corp.	49,654	282,062
Azbil Corp.	23,403	653,102
Canon Electronics, Inc.	12,790	189,131
Citizen Holdings Co., Ltd.	91,357	511,543
Daiwabo Holdings Co., Ltd.	186,291	386,339
Eizo Corp.	7,992	225,913
Hamamatsu Photonics K.K.	16,900	460,196
Hirose Electric Co., Ltd.	5,361	665,140
Hitachi High-Technologies Corp.	28,578	832,306
Hitachi Kokusai Electric, Inc.	13,305	173,113
Hitachi Maxell Ltd.	26,165	374,173
Horiba Ltd.	11,529	492,741
Hosiden Corp.	77,771	536,449
Japan Aviation Electronics Industry Ltd.	15,184	203,311
Japan Display, Inc. *	223,810	448,004
Melco Holdings, Inc.	7,952	164,769
Mitsumi Electric Co., Ltd. *	93,162	439,329
Nichicon Corp.	23,933	168,106
Nippon Chemi-Con Corp.	103,499	139,983
Nippon Signal Co., Ltd.	18,606	164,074
Oki Electric Industry Co., Ltd.	234,046	343,984
Riso Kagaku Corp.	8,827	140,557
Ryosan Co., Ltd.	17,766	433,157
Ryoyo Electro Corp.	22,106	274,070
Shimadzu Corp.	35,196	536,326
Siix Corp.	5,940	203,793
Taiyo Yuden Co., Ltd.	37,928	412,778
Toshiba TEC Corp. *	82,667	303,372
Wacom Co., Ltd.	49,395	182,606
Yaskawa Electric Corp.	38,265	484,415
Yokogawa Electric Corp.	53,569	618,262
		12,333,119
Transportation 1.3%
Fukuyama Transporting Co., Ltd. (b)	70,924	350,447
Hitachi Transport System, Ltd.	26,558	449,957
Japan Airport Terminal Co., Ltd. (b)	5,535	191,146
Keikyu Corp.	63,141	597,791
Keisei Electric Railway Co., Ltd.	39,949	535,991
Kintetsu World Express, Inc.	19,015	242,435
Konoike Transport Co., Ltd.	15,566	180,636
Mitsubishi Logistics Corp.	26,146	368,008
Mitsui-Soko Holdings Co., Ltd.	61,151	165,415
Nankai Electric Railway Co., Ltd.	83,909	440,332
Nippon Holdings Co., Ltd.	21,690	444,341
Nishi-Nippon Railroad Co., Ltd.	84,317	437,912
Sankyu, Inc.	127,712	684,017
Senko Co., Ltd.	45,262	269,356
Sotetsu Holdings, Inc.	67,475	400,938
The Sumitomo Warehouse Co., Ltd.	44,289	230,420
		5,989,142
Utilities 0.1%
The Okinawa Electric Power Co., Inc.	25,648	499,293
		186,989,304

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Luxembourg 0.6%
Banks 0.0%
Espirito Santo Financial Group S.A. *(d)(e)	8,470	—
Commercial & Professional Services 0.1%
Regus plc	75,707	347,875
Consumer Durables & Apparel 0.1%
Samsonite International S.A.	134,534	400,927
Household & Personal Products 0.1%
Oriflame Holding AG *	27,444	646,244
Materials 0.3%
APERAM S.A.	17,754	707,969
Ternium S.A. ADR	35,159	641,300
		1,349,269
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Eurofins Scientific SE	362	140,444
Retailing 0.0%
L'Occitane International S.A.	56,341	95,302
		2,980,061
Netherlands 2.0%
Capital Goods 0.5%
Aalberts Industries N.V.	18,414	650,036
AerCap Holdings N.V. *	6,234	243,687
Arcadis N.V.	20,169	336,348
Koninklijke BAM Groep N.V.	131,851	620,452
Sensata Technologies Holding N.V. *	9,808	362,700
TKH Group N.V.	7,757	301,162
		2,514,385
Commercial & Professional Services 0.1%
Brunel International N.V.	7,364	144,530
USG People N.V. *	25,145	489,032
		633,562
Consumer Durables & Apparel 0.0%
TomTom N.V. *	16,637	147,762
Diversified Financials 0.2%
Euronext N.V. (c)	6,811	286,271
HAL Trust (b)	2,871	572,589
		858,860
Energy 0.4%
Core Laboratories N.V.	3,172	384,605
Koninklijke Vopak N.V.	10,564	550,738
Nostrum Oil & Gas plc	27,952	132,122
SBM Offshore N.V.	50,352	595,297
		1,662,762
Food & Staples Retailing 0.1%
X5 Retail Group N.V. GDR - Reg’d *	30,933	604,740
Insurance 0.1%
NN Group N.V.	16,790	561,024
Materials 0.2%
Corbion N.V.	24,266	603,766
OCI N.V. *	12,922	186,003
		789,769
Security	Number of Shares	Value ($)
Real Estate 0.2%
Eurocommercial Properties N.V.	5,852	275,443
NSI N.V.	32,859	145,114
Vastned Retail N.V.	5,852	258,831
Wereldhave N.V.	6,056	308,540
		987,928
Retailing 0.0%
Beter Bed Holding N.V.	6,300	140,269
Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	10,053	406,028
Software & Services 0.1%
Yandex N.V., Class A *	15,936	328,282
		9,635,371
New Zealand 1.1%
Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	124,194	405,834
Energy 0.1%
Z Energy Ltd.	66,421	376,124
Food, Beverage & Tobacco 0.0%
Fonterra Co-operative Group Ltd.	59,760	236,519
Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	48,466	342,652
Materials 0.1%
Nuplex Industries Ltd.	91,608	331,579
Media 0.1%
SKY Network Television Ltd.	124,878	380,188
Real Estate 0.0%
Kiwi Property Group Ltd.	168,770	169,559
Telecommunication Services 0.1%
Chorus Ltd.	177,119	479,320
Transportation 0.2%
Air New Zealand Ltd.	177,715	270,524
Auckland International Airport Ltd.	82,106	346,625
Mainfreight Ltd.	17,043	199,592
		816,741
Utilities 0.3%
Contact Energy Ltd.	87,117	317,681
Genesis Energy Ltd.	138,645	198,857
Infratil Ltd.	220,138	502,654
Mighty River Power Ltd.	165,359	332,265
TrustPower Ltd.	42,035	223,244
		1,574,701
		5,113,217
Norway 1.3%
Banks 0.1%
SpareBank 1 SMN	39,180	231,900
SpareBank 1 SR-Bank A.S.A.	44,279	217,605
		449,505
Capital Goods 0.1%
Vard Holdings Ltd. *	606,336	79,274
Veidekke A.S.A.	25,583	327,315
		406,589
Commercial & Professional Services 0.0%
Tomra Systems A.S.A.	19,526	217,133

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Diversified Financials 0.0%
Aker A.S.A., A Shares	9,045	193,053
Energy 0.2%
Akastor A.S.A. *(b)	109,791	124,716
BW Offshore Ltd.	305,945	35,485
Fred. Olsen Energy A.S.A. *	80,930	313,534
TGS Nopec Geophysical Co. A.S.A.	30,985	466,452
		940,187
Food, Beverage & Tobacco 0.2%
Austevoll Seafood A.S.A.	37,934	320,911
Leroy Seafood Group A.S.A.	6,033	308,029
Salmar A.S.A.	7,224	216,811
		845,751
Insurance 0.3%
Gjensidige Forsikring A.S.A.	42,734	737,344
Storebrand A.S.A. *	119,289	520,623
		1,257,967
Materials 0.1%
Borregaard A.S.A.	34,336	262,760
Media 0.1%
Schibsted A.S.A., Class A	13,641	424,082
Semiconductors & Semiconductor Equipment 0.1%
REC Silicon A.S.A. *(b)	2,852,408	641,550
Software & Services 0.1%
Atea A.S.A. *	44,958	403,180
Transportation 0.0%
Norwegian Air Shuttle A.S.A. *(b)	4,380	179,114
		6,220,871
Portugal 0.4%
Banks 0.0%
Banco BPI S.A. - Reg'd *	142,858	185,278
Banco Espirito Santo S.A. - Reg'd *(d)(e)	45,383	—
		185,278
Capital Goods 0.0%
Mota-Engil, SGPS, S.A.	82,156	162,342
Food & Staples Retailing 0.1%
Sonae, SGPS, S.A.	351,799	362,267
Materials 0.1%
Semapa-Sociedade de Investimento e Gestao	19,839	244,710
The Navigator Co. S.A.	33,800	109,497
		354,207
Media 0.1%
NOS, SGPS S.A.	35,290	262,277
Transportation 0.1%
CTT-Correios de Portugal S.A.	35,841	322,511
Utilities 0.0%
REN - Redes Energeticas Nacionais, SGPS, S.A.	46,816	138,217
		1,787,099
Security	Number of Shares	Value ($)
Singapore 1.7%
Capital Goods 0.3%
COSCO Corp., Ltd. *(b)	707,060	161,775
Sembcorp Marine Ltd.	334,092	376,134
Singapore Technologies Engineering Ltd.	320,184	751,185
United Engineers Ltd.	148,179	251,853
		1,540,947
Consumer Services 0.1%
Genting Singapore plc	789,612	424,415
Diversified Financials 0.1%
Singapore Exchange Ltd.	56,963	320,656
Energy 0.0%
InterOil Corp. *	4,420	187,408
Food & Staples Retailing 0.1%
Olam International Ltd.	239,049	316,012
Real Estate 0.7%
Ascendas Real Estate Investment Trust	220,691	367,084
CapitaLand Commercial Trust Ltd.	186,291	188,084
CapitaLand Mall Trust	276,955	408,367
City Developments Ltd.	107,559	639,846
Global Logistic Properties Ltd.	219,697	288,833
Mapletree Greater China Commercial Trust	274,824	195,626
Mapletree Industrial Trust	124,401	145,477
Mapletree Logistics Trust	203,199	143,903
Suntec Real Estate Investment Trust	223,843	270,709
UOL Group Ltd.	67,424	278,168
Wing Tai Holdings Ltd.	150,795	188,391
Yanlord Land Group Ltd.	203,725	180,530
		3,295,018
Semiconductors & Semiconductor Equipment 0.0%
Kulicke & Soffa Industries, Inc. *	18,785	234,625
Telecommunication Services 0.1%
M1 Ltd.	94,274	167,765
StarHub Ltd.	115,290	295,605
		463,370
Transportation 0.3%
Neptune Orient Lines Ltd. *	304,549	286,465
SATS Ltd.	140,183	423,578
SIA Engineering Co., Ltd.	59,109	162,719
Singapore Post Ltd.	186,291	216,499
SMRT Corp., Ltd.	186,291	207,028
		1,296,289
		8,078,740
Spain 2.0%
Banks 0.3%
Bankia S.A.	526,385	457,665
Bankinter S.A.	89,532	681,354
Liberbank S.A. *	94,666	99,485
		1,238,504
Capital Goods 0.6%
Abengoa S.A., B Shares *	1,099,699	232,606
Abengoa S.A., Class A *	17,234	9,459
Construcciones y Auxiliar de Ferrocarriles S.A.	722	234,539

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Duro Felguera S.A. (b)	87,731	120,130
Fomento de Construcciones y Contratas S.A. *	95,682	806,341
Gamesa Corp. Tecnologica S.A.	26,575	529,712
Obrascon Huarte Lain S.A. (b)	58,250	340,381
Sacyr S.A.	126,426	257,139
Zardoya Otis S.A.	36,311	376,744
		2,907,051
Commercial & Professional Services 0.1%
Prosegur Cia de Seguridad S.A.	70,078	424,398
Consumer Services 0.1%
Melia Hotels International S.A.	14,942	182,477
NH Hotel Group S.A. *	30,681	156,091
		338,568
Diversified Financials 0.1%
Bolsas y Mercados Espanoles SHMSF S.A. (b)	10,927	347,418
Energy 0.0%
Tecnicas Reunidas S.A.	6,563	206,511
Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	18,672	437,870
Viscofan S.A.	7,478	418,075
		855,945
Insurance 0.0%
Grupo Catalana Occidente S.A.	7,431	232,045
Materials 0.2%
Acerinox S.A.	56,249	651,239
Ence Energia y Celulosa S.A.	35,493	99,572
Vidrala S.A.	4,310	263,896
		1,014,707
Media 0.2%
Mediaset Espana Comunicacion S.A.	30,968	413,356
Promotora de Informaciones S.A., Class A *	51,807	368,538
		781,894
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	8,484	134,116
Grifols S.A.	18,752	425,133
		559,249
Software & Services 0.1%
Indra Sistemas S.A. *	54,417	620,942
Utilities 0.0%
EDP Renovaveis S.A.	20,173	156,395
		9,683,627
Sweden 2.2%
Capital Goods 0.4%
AddTech AB, B Shares	9,512	122,982
B&B Tools AB, B Shares	11,898	258,521
Indutrade AB	14,448	289,193
Nibe Industrier AB, B Shares	33,908	311,751
Peab AB	63,582	523,681
Saab AB, Class B	11,843	393,148
		1,899,276
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.2%
AF AB, B Shares	9,550	161,201
Intrum Justitia AB	10,405	363,597
Loomis AB, B Shares	11,279	297,596
		822,394
Consumer Durables & Apparel 0.1%
JM AB	16,088	453,755
Consumer Services 0.0%
Betsson AB *	16,994	223,786
Betsson AB, Redemption Shares *	16,994	9,135
		232,921
Diversified Financials 0.1%
L E Lundbergfortagen AB, B Shares	5,143	296,331
Ratos AB, B Shares	82,803	447,854
		744,185
Energy 0.1%
Lundin Petroleum AB *	22,058	395,041
Food & Staples Retailing 0.1%
Axfood AB	20,190	371,255
ICA Gruppen AB	5,876	206,600
		577,855
Food, Beverage & Tobacco 0.0%
AAK AB	3,154	236,175
Health Care Equipment & Services 0.1%
Elekta AB, B Shares (b)	66,143	520,624
Materials 0.2%
BillerudKorsnas AB	22,193	339,275
Hexpol AB	19,992	201,278
Holmen AB, B Shares	10,563	360,899
		901,452
Media 0.1%
Modern Times Group MTG AB, B Shares	15,141	428,315
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Meda AB, A Shares	42,873	759,609
Real Estate 0.2%
Castellum AB (b)	21,431	291,707
Fabege AB	13,609	220,266
Kungsleden AB	32,066	226,486
Wihlborgs Fastigheter AB	7,193	146,043
		884,502
Retailing 0.1%
Bilia AB, A Shares	13,504	318,474
Clas Ohlson AB, B Shares	9,702	192,222
		510,696
Technology Hardware & Equipment 0.2%
Hexagon AB, B Shares	19,306	748,596
Transportation 0.1%
SAS AB *(b)	99,374	271,239
		10,386,635
Switzerland 2.9%
Banks 0.1%
Banque Cantonale Vaudoise - Reg'd	401	277,498
Valiant Holding AG - Reg'd	2,661	284,514
		562,012

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Goods 0.7%
AFG Arbonia-Forster Holding AG - Reg'd *	11,848	181,140
Belimo Holding AG - Reg'd	55	161,537
Bucher Industries AG - Reg'd	1,273	293,602
Burckhardt Compression Holding AG	294	107,566
Conzzeta AG - Reg'd	238	149,379
Daetwyler Holding AG	1,421	218,681
Georg Fischer AG - Reg'd	964	769,397
Implenia AG - Reg'd	5,126	352,148
OC Oerlikon Corp. AG - Reg'd *	41,344	368,029
Schweiter Technologies AG	167	161,003
Sulzer AG - Reg'd	6,763	596,575
Zehnder Group AG - Reg'd *	3,388	144,830
		3,503,887
Commercial & Professional Services 0.2%
DKSH Holding AG	6,905	439,637
dorma+kaba Holding AG, B Shares - Reg'd	418	274,546
Gategroup Holding AG *	7,229	370,830
		1,085,013
Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg'd *	213	263,304
Diversified Financials 0.3%
Cembra Money Bank AG *	2,634	177,508
GAM Holding AG *	16,002	201,192
Julius Baer Group Ltd. *	14,559	647,701
Partners Group Holding AG	1,056	445,045
		1,471,446
Food, Beverage & Tobacco 0.2%
Barry Callebaut AG - Reg'd *	330	390,012
Emmi AG - Reg'd *	707	419,208
		809,220
Health Care Equipment & Services 0.2%
Sonova Holding AG - Reg'd	4,486	598,765
Straumann Holding AG - Reg'd	622	237,895
		836,660
Insurance 0.1%
Helvetia Holding AG - Reg'd	1,123	604,875
Materials 0.2%
EMS-Chemie Holding AG - Reg'd	950	470,843
Schmolz + Bickenbach AG - Reg'd *	425,585	291,086
		761,929
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Galenica AG - Reg'd	381	503,171
Real Estate 0.1%
Allreal Holding AG - Reg'd *	1,578	216,177
Swiss Prime Site AG - Reg'd *	3,636	311,595
		527,772
Retailing 0.2%
Dufry AG - Reg'd *	3,055	410,222
Valora Holding AG - Reg'd	1,680	440,193
		850,415
Semiconductors & Semiconductor Equipment 0.0%
Meyer Burger Technology AG *(b)	31,628	119,615
Software & Services 0.1%
Temenos Group AG - Reg'd *	4,725	262,342
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.1%
Kudelski S.A. *	9,288	184,975
Logitech International S.A. - Reg'd	32,111	494,165
		679,140
Transportation 0.2%
Flughafen Zuerich AG - Reg’d	2,101	368,340
Panalpina Welttransport Holding AG - Reg'd	3,671	439,767
		808,107
		13,648,908
United Kingdom 11.1%
Banks 0.0%
The Paragon Group of Cos. plc	27,958	125,822
Capital Goods 1.6%
Ashtead Group plc	48,999	696,064
Bodycote plc	40,264	357,193
Brammer plc	46,211	127,122
Chemring Group plc	132,115	265,365
Diploma plc	11,474	124,585
Fenner plc	113,091	235,384
Galliford Try plc	17,404	351,348
Grafton Group plc	53,724	577,863
Howden Joinery Group plc	44,378	327,483
Interserve plc	52,174	253,789
Keller Group plc	26,920	373,797
Kier Group plc	12,404	222,967
Lavendon Group plc	61,154	111,707
Melrose Industries plc	59,391	332,203
Morgan Advanced Materials plc	84,631	307,459
QinetiQ Group plc	130,007	465,305
Rotork plc	137,456	393,532
Senior plc	68,306	216,237
SIG plc	275,905	538,920
Speedy Hire plc	225,344	128,735
Spirax-Sarco Engineering plc	10,207	512,542
Ultra Electronics Holdings plc	12,404	312,876
Vesuvius plc	64,583	324,114
		7,556,590
Commercial & Professional Services 1.0%
Berendsen plc	45,766	804,678
Cape plc	52,237	159,665
De La Rue plc	43,461	354,242
Hays plc	318,574	631,075
HomeServe plc	54,908	391,601
Mears Group plc	22,708	128,157
Michael Page International plc	57,917	334,664
Mitie Group plc	114,940	471,271
PayPoint plc	13,479	182,061
Rentokil Initial plc	231,088	605,764
RPS Group plc	72,080	195,399
Shanks Group plc (d)(e)	184,289	215,927
WS Atkins plc	16,856	329,736
		4,804,240
Consumer Durables & Apparel 0.5%
Bellway plc	13,252	527,149
Berkeley Group Holdings plc	15,753	750,909
Bovis Homes Group plc	13,345	196,179
Coats Group plc *	1,010,907	424,036

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Crest Nicholson Holdings plc	22,748	194,685
Telford Homes plc	29,328	158,475
		2,251,433
Consumer Services 0.8%
Dignity plc	4,137	153,004
Domino's Pizza Group plc	8,987	138,000
Enterprise Inns plc *	339,040	486,070
Greene King plc	57,401	745,241
J.D. Wetherspoon plc	26,033	284,183
Ladbrokes plc	409,732	808,671
Marston's plc	168,627	374,782
Merlin Entertainments plc (c)	41,301	254,040
Mitchells & Butlers plc	68,854	290,930
The Restaurant Group plc	32,411	172,752
		3,707,673
Diversified Financials 1.5%
Aberdeen Asset Management plc	138,665	563,299
Ashmore Group plc	79,158	334,928
Brewin Dolphin Holdings plc	34,615	129,986
Close Brothers Group plc	17,588	342,519
Hargreaves Lansdown plc	7,790	152,954
Henderson Group plc	132,351	516,460
IG Group Holdings plc	57,648	670,834
Intermediate Capital Group plc	64,583	627,454
International Personal Finance plc	82,847	335,223
Investec plc	85,163	581,100
Jupiter Fund Management plc	47,694	306,969
London Stock Exchange Group plc	14,127	562,367
Markit Ltd. *	12,239	420,654
Provident Financial plc	14,717	623,768
Schroders plc	10,251	404,341
Schroders plc, Non-Voting Shares	2,137	63,919
Tullett Prebon plc	62,864	307,435
		6,944,210
Energy 0.3%
EnQuest plc *	1,080,362	522,845
Genel Energy plc *	50,985	93,318
Hunting plc	52,051	234,667
Premier Oil plc *	463,673	487,598
		1,338,428
Food & Staples Retailing 0.1%
Greggs plc	21,417	351,314
Food, Beverage & Tobacco 0.4%
Britvic plc	30,310	298,005
Cranswick plc	15,016	506,617
Dairy Crest Group plc	48,875	391,612
Devro plc	31,756	115,899
Greencore Group plc	42,358	212,515
Premier Foods plc *	601,437	372,042
		1,896,690
Household & Personal Products 0.1%
PZ Cussons plc	72,980	371,991
Insurance 0.5%
Beazley plc	93,466	496,681
Hiscox Ltd.	51,567	738,174
Jardine Lloyd Thompson Group plc	17,381	233,628
Lancashire Holdings Ltd.	76,080	629,525
Security	Number of Shares	Value ($)
Saga plc	34,587	108,234
St. James's Place plc	28,591	385,972
		2,592,214
Materials 0.9%
Acacia Mining plc	55,174	245,334
Centamin plc	159,982	224,355
Croda International plc	14,571	623,518
Elementis plc	78,447	240,577
Essentra plc	21,845	263,902
Evraz plc *	519,637	839,528
Ferrexpo plc	310,610	140,149
Marshalls plc	30,183	143,172
Petropavlovsk plc *	2,705,067	302,379
Randgold Resources Ltd.	8,011	676,281
RPC Group plc	28,603	335,343
Synthomer plc	45,948	242,564
Victrex plc	8,477	178,041
		4,455,143
Media 0.2%
Daily Mail & General Trust plc, A Shares	48,192	480,483
UBM plc	59,370	508,973
		989,456
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	8,131	179,295
Indivior plc	89,848	224,800
		404,095
Real Estate 0.6%
Derwent London plc	5,505	263,772
Hammerson plc	78,668	662,962
Intu Properties plc	116,000	506,008
Savills plc	22,022	249,212
Segro plc	101,725	648,358
Shaftesbury plc	7,452	99,570
The British Land Co. plc	57,494	619,251
		3,049,133
Retailing 0.8%
Debenhams plc	559,864	602,605
Dixons Carphone plc	80,179	513,482
Dunelm Group plc	15,258	211,976
Halfords Group plc	68,000	434,100
John Menzies plc	43,619	323,469
Lookers plc	113,015	246,247
N Brown Group plc	51,031	184,946
Pendragon plc	717,952	429,069
Poundland Group plc	64,306	162,391
Sports Direct International plc *	34,473	188,108
Vertu Motors plc	107,511	91,151
WH Smith plc	17,305	441,032
		3,828,576
Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	33,226	477,317
Dialog Semiconductor plc *	2,641	83,881
		561,198
Software & Services 0.3%
AVEVA Group plc	8,163	191,763
Computacenter plc	31,764	392,283
Fidessa Group plc	7,265	250,186
Micro Focus International plc	14,347	340,377

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Moneysupermarket.com Group plc	40,798	196,375
Playtech plc	14,874	183,909
		1,554,893
Technology Hardware & Equipment 0.6%
e2v technologies plc	29,506	85,999
Electrocomponents plc	158,775	655,854
Halma plc	33,245	458,719
Laird plc	53,937	277,516
Premier Farnell plc	163,489	277,816
Spectris plc	22,065	538,900
Spirent Communications plc	217,942	252,186
TT electronics plc	101,705	193,552
		2,740,542
Telecommunication Services 0.2%
KCOM Group plc	138,534	219,280
TalkTalk Telecom Group plc (b)	135,845	474,929
		694,209
Transportation 0.5%
BBA Aviation plc	146,090	430,797
Go-Ahead Group plc	9,332	348,397
National Express Group plc	151,377	747,357
Northgate plc	62,639	359,579
Stagecoach Group plc	71,462	268,561
Stolt-Nielsen Ltd.	14,337	197,145
		2,351,836
Utilities 0.0%
Telecom Plus plc	11,261	169,149
		52,738,835
Total Common Stock
(Cost $466,343,839)		471,977,654

Preferred Stock 0.4% of net assets
Germany 0.3%
Capital Goods 0.1%
Jungheinrich AG	3,310	315,534
Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGaA	4,240	284,202
Materials 0.1%
Fuchs Petrolub SE	14,977	609,987
Transportation 0.0%
Sixt SE	5,609	246,616
		1,456,339
Spain 0.0%
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A., B Shares	13,128	214,691
Sweden 0.1%
Transportation 0.1%
SAS AB	4,135	274,239
Total Preferred Stock
(Cost $1,970,868)		1,945,269

Security	Number of Shares	Value ($)
Rights 0.0% of net assets
Germany 0.0%
Capital Goods 0.0%
Vossloh AG *	4,375	9,488
Hong Kong 0.0%
Transportation 0.0%
Pacific Basin Shipping Ltd. *(e)	1,425,972	64,248
New Zealand 0.0%
Consumer Services 0.0%
SKYCITY Entertainment Group Ltd. *(d)(e)	12,419	3,613
Sweden 0.0%
Castellum AB *(b)	21,431	47,207
Total Rights
(Cost $160,739)		124,556

Other Investment Companies 1.0% of net assets
United States 1.0%
Equity Fund 0.0%
iShares MSCI EAFE Small-Cap ETF (b)	2,500	128,200
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (a)	136,212	136,212
Securities Lending Collateral 1.0%
Wells Fargo Government Money Market Fund, Select Class 0.23% (a)	4,525,174	4,525,174
Total Other Investment Companies
(Cost $4,777,305)		4,789,586

End of Investments.

At 05/31/16, the tax basis cost of the fund's investments was $473,399,219 and the unrealized appreciation and depreciation were $41,440,213 and ($36,002,367), respectively, with a net unrealized appreciation of $5,437,846.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $4,232,603.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,145,467 or 0.2% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $219,540 or 0.0% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
ETF –	Exchange-traded fund
GDR –	Global Depositary Receipt
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$419,238,819	$—	$— *	$419,238,819
United Kingdom[1]	47,934,595	—	—	47,934,595
Commercial & Professional Services	4,588,313	—	215,927	4,804,240
Preferred Stock[1]	1,945,269	—	—	1,945,269
Rights [1]	56,695	—	—	56,695
Hong Kong[1]	—	—	64,248	64,248
New Zealand[1]	—	—	3,613	3,613
Other Investment Companies[1]	4,789,586	—	—	4,789,586
Total	$478,553,277	$—	$283,788	$478,837,065
*	Level 3 amount shown includes securities determined to have no value at May 31, 2016.
[1]	As categorized in Portfolio Holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of February 29, 2016	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of May 31, 2016
Common Stock
Luxembourg	$—	$—	$—	$50,192	($50,192)	$—	$—	$—
United Kingdom	—	—	13,022	24,130	—	178,775	—	215,927
Rights
Hong Kong	—	—	(53,292)	117,540	—	—	—	64,248
Italy	12	—	(12)	—	—	—	—	—
New Zealand	—	—	3,613	—	—	—	—	3,613
Total	$12	$—	($36,669)	$191,862	($50,192)	$178,775	$—	$283,788
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended May 31, 2016.

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
89.2%	Common Stock	457,155,293	422,608,488
10.6%	Preferred Stock	58,358,654	50,148,526
0.1%	Other Investment Company	463,296	463,296
99.9%	Total Investments	515,977,243	473,220,310
0.1%	Other Assets and Liabilities, Net		385,704
100.0%	Net Assets		473,606,014

Security	Number of Shares	Value ($)
Common Stock 89.2% of net assets
Brazil 6.9%
Banks 1.1%
Banco Bradesco S.A.	208,533	1,418,974
Banco do Brasil S.A.	696,750	3,185,861
Itau Unibanco Holding S.A.	86,216	609,640
		5,214,475
Capital Goods 0.1%
Embraer S.A.	121,773	635,573
Diversified Financials 0.2%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	220,044	972,543
Energy 2.0%
Cosan Ltd., A Shares	109,626	593,077
Petroleo Brasileiro S.A. *	2,584,243	7,303,607
Ultrapar Participacoes S.A.	95,699	1,813,286
		9,709,970
Food, Beverage & Tobacco 1.0%
Ambev S.A.	619,343	3,285,854
BRF S.A.	65,169	826,282
JBS S.A.	270,948	752,215
		4,864,351
Insurance 0.1%
Sul America S.A.	114,184	474,868
Materials 1.4%
Companhia Siderurgica Nacional S.A. *	583,978	1,060,304
Vale S.A.	1,362,378	5,378,405
		6,438,709
Software & Services 0.1%
Cielo S.A.	65,447	576,886
Security	Number of Shares	Value ($)
Telecommunication Services 0.2%
Oi S.A. *	500,276	123,611
Tim Participacoes S.A.	336,613	665,376
		788,987
Transportation 0.2%
CCR S.A.	173,948	736,454
Utilities 0.5%
Centrais Eletricas Brasileiras S.A. *	269,953	599,562
Companhia de Saneamento Basico do Estado de Sao Paulo	153,742	1,092,243
CPFL Energia S.A.	122,198	620,150
		2,311,955
		32,724,771
Chile 0.7%
Energy 0.2%
Empresas COPEC S.A.	89,347	765,726
Food & Staples Retailing 0.2%
Cencosud S.A.	335,862	892,871
Transportation 0.1%
Latam Airlines Group S.A. *	79,068	482,127
Utilities 0.2%
Empresa Nacional de Electricidad S.A.	553,294	482,935
Enersis Americas S.A.	4,467,025	680,471
		1,163,406
		3,304,130
China 15.4%
Automobiles & Components 0.3%
Byd Co., Ltd., H Shares *	94,407	546,281
Dongfeng Motor Group Co., Ltd., H Shares	621,240	692,564
		1,238,845
Banks 6.2%
Agricultural Bank of China Ltd., H Shares	4,475,772	1,636,322
Bank of China Ltd., H Shares	13,552,979	5,513,206
Bank of Communications Co., Ltd., H Shares	1,153,683	714,355
BOC Hong Kong Holdings Ltd.	350,702	1,078,993
China CITIC Bank Corp., Ltd., H Shares	997,401	585,487
China Construction Bank Corp., H Shares	15,630,283	10,080,613
China Merchants Bank Co., Ltd., H Shares	488,873	1,003,152

    1

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
China Minsheng Banking Corp., Ltd., H Shares	751,541	708,184
Industrial & Commercial Bank of China Ltd., H Shares	15,003,896	7,957,628
		29,277,940
Capital Goods 0.3%
China Communications Construction Co., Ltd., H Shares	578,209	655,013
CRRC Corp., Ltd., H Shares	971,418	924,130
		1,579,143
Consumer Durables & Apparel 0.3%
Belle International Holdings Ltd.	998,722	586,262
Yue Yuen Industrial Holdings Ltd.	179,297	676,275
		1,262,537
Energy 3.6%
China Petroleum & Chemical Corp., H Shares	10,097,420	6,889,198
China Shenhua Energy Co., Ltd., H Shares	882,606	1,402,053
CNOOC Ltd.	4,205,164	5,023,580
PetroChina Co., Ltd., H Shares	5,229,010	3,594,539
		16,909,370
Food, Beverage & Tobacco 0.1%
China Resources Beer Holdings Co., Ltd.	274,174	594,362
Insurance 0.5%
China Life Insurance Co., Ltd., H Shares	361,947	809,799
China Pacific Insurance (Group) Co., Ltd., H Shares	167,685	573,114
Ping An Insurance Group Co. of China Ltd., H Shares	221,232	988,234
		2,371,147
Materials 0.2%
China National Building Material Co., Ltd., H Shares	1,257,236	571,313
Jiangxi Copper Co., Ltd., H Shares	431,764	464,104
		1,035,417
Real Estate 0.2%
China Overseas Land & Investment Ltd.	303,608	912,604
Retailing 0.1%
GOME Electrical Appliances Holding Ltd.	3,109,920	372,318
Software & Services 0.5%
Alibaba Group Holding Ltd. ADR *	7,560	619,920
Baidu, Inc. ADR *	3,509	626,497
Tencent Holdings Ltd.	49,624	1,107,064
		2,353,481
Technology Hardware & Equipment 0.3%
Kingboard Chemical Holdings Ltd.	355,057	731,308
Lenovo Group Ltd.	962,023	590,726
		1,322,034
Security	Number of Shares	Value ($)
Telecommunication Services 2.7%
China Mobile Ltd.	867,411	9,893,297
China Telecom Corp., Ltd., H Shares	3,298,042	1,536,905
China Unicom (Hong Kong) Ltd.	1,428,081	1,542,401
		12,972,603
Utilities 0.1%
China Resources Power Holdings Co., Ltd.	249,541	391,908
Huaneng Power International, Inc., H Shares	515,556	352,414
		744,322
		72,946,123
Colombia 0.4%
Banks 0.1%
Bancolombia S.A.	43,279	331,896
Energy 0.3%
Ecopetrol S.A.	3,395,043	1,472,062
		1,803,958
Czech Republic 0.3%
Utilities 0.3%
CEZ A/S	68,703	1,248,430
Greece 0.5%
Banks 0.1%
National Bank of Greece S.A. *	1,019,983	325,888
Consumer Services 0.2%
OPAP S.A.	134,985	1,106,002
Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A. *	68,856	698,317
Utilities 0.1%
Public Power Corp. S.A.	131,350	460,610
		2,590,817
Hungary 0.5%
Banks 0.3%
OTP Bank plc	55,538	1,342,862
Energy 0.2%
MOL Hungarian Oil & Gas plc	21,530	1,184,694
		2,527,556
India 4.2%
Automobiles & Components 0.4%
Mahindra & Mahindra Ltd. GDR	32,349	638,893
Tata Motors Ltd. *	27,515	128,609
Tata Motors Ltd. ADR *	38,726	1,296,934
		2,064,436
Banks 0.6%
Housing Development Finance Corp., Ltd.	63,387	1,165,997
ICICI Bank Ltd. ADR	122,262	879,064
State Bank of India	225,197	685,949
		2,731,010

2

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 1.6%
Bharat Petroleum Corp., Ltd.	42,177	614,618
Indian Oil Corp., Ltd.	98,328	608,074
Oil & Natural Gas Corp., Ltd.	488,464	1,529,966
Reliance Industries Ltd. GDR (a)	164,469	4,670,920
		7,423,578
Food, Beverage & Tobacco 0.1%
ITC Ltd.	119,176	621,784
Materials 0.3%
Hindalco Industries Ltd.	471,501	737,541
Tata Steel Ltd.	108,700	540,148
Tata Steel Ltd. GDR - Reg'd	31,820	155,441
		1,433,130
Software & Services 0.7%
Infosys Ltd.	135,364	2,512,035
Tata Consultancy Services Ltd.	25,428	971,014
		3,483,049
Telecommunication Services 0.3%
Bharti Airtel Ltd.	243,172	1,269,980
Utilities 0.2%
NTPC Ltd.	430,882	916,709
		19,943,676
Indonesia 1.3%
Automobiles & Components 0.3%
PT Astra International Tbk	3,010,884	1,454,746
Banks 0.4%
PT Bank Central Asia Tbk	617,208	587,387
PT Bank Mandiri (Persero) Tbk	869,137	574,229
PT Bank Rakyat Indonesia (Persero) Tbk	918,005	695,560
		1,857,176
Energy 0.1%
PT United Tractors Tbk	364,734	379,153
Telecommunication Services 0.4%
PT Telekomunikasi Indonesia (Persero) Tbk	7,225,303	1,957,073
Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	2,355,000	427,555
		6,075,703
Malaysia 2.0%
Banks 0.6%
CIMB Group Holdings Berhad	609,252	647,764
Malayan Banking Berhad	637,800	1,260,462
Public Bank Berhad	194,300	899,737
		2,807,963
Capital Goods 0.2%
Sime Darby Berhad	458,040	822,009
Consumer Services 0.2%
Genting Berhad	448,900	908,889
Materials 0.1%
Petronas Chemicals Group Berhad	414,300	660,231
Security	Number of Shares	Value ($)
Telecommunication Services 0.5%
Axiata Group Berhad	782,300	989,006
DiGi.com Berhad	406,300	440,839
Maxis Berhad	368,200	490,458
Telekom Malaysia Berhad	367,500	599,001
		2,519,304
Utilities 0.4%
Tenaga Nasional Berhad	487,400	1,650,243
		9,368,639
Mexico 3.4%
Banks 0.3%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	165,439	867,597
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	379,580	687,871
		1,555,468
Capital Goods 0.2%
Alfa S.A.B. de C.V., A Shares	460,812	810,289
Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V.	675,350	1,572,122
Food, Beverage & Tobacco 0.6%
Coca-Cola Femsa S.A.B. de C.V., Series L	73,005	586,796
Fomento Economico Mexicano S.A.B. de C.V.	164,997	1,494,940
Grupo Bimbo S.A.B. de C.V., Series A	243,333	719,429
		2,801,165
Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	214,389	510,718
Materials 0.8%
Cemex S.A.B. de C.V., Series CPO *	2,660,519	1,695,791
Grupo Mexico S.A.B. de C.V., Series B	525,800	1,168,276
Industrias Penoles S.A.B. de C.V.	40,185	642,806
		3,506,873
Media 0.2%
Grupo Televisa S.A.B., Series CPO	212,807	1,138,785
Telecommunication Services 0.9%
America Movil S.A.B. de C.V., Series L	6,934,045	4,253,911
		16,149,331
Peru 0.2%
Banks 0.2%
Credicorp Ltd.	5,866	822,413
Philippines 0.1%
Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	18,080	734,567

    3

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Poland 2.1%
Banks 0.3%
Bank Pekao S.A.	16,132	610,040
Powszechna Kasa Oszczednosci Bank Polski S.A. *	156,467	982,245
		1,592,285
Energy 0.8%
Grupa Lotos S.A. *	74,512	584,889
Polski Koncern Naftowy Orlen S.A.	149,142	2,615,936
Polskie Gornictwo Naftowe i Gazownictwo S.A.	350,552	470,170
		3,670,995
Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	93,593	740,837
Materials 0.3%
KGHM Polska Miedz S.A.	90,748	1,387,628
Telecommunication Services 0.1%
Orange Polska S.A.	489,292	712,076
Utilities 0.4%
PGE S.A.	358,193	1,145,193
Tauron Polska Energia S.A.	853,969	558,610
		1,703,803
		9,807,624
Republic of Korea 17.3%
Automobiles & Components 2.4%
Hankook Tire Co., Ltd.	14,918	640,881
Hyundai Mobis Co., Ltd.	14,104	3,017,721
Hyundai Motor Co.	39,732	4,650,624
Kia Motors Corp.	79,220	3,100,867
		11,410,093
Banks 1.3%
Hana Financial Group, Inc.	51,290	1,112,474
Industrial Bank of Korea	44,780	428,337
KB Financial Group, Inc.	50,958	1,458,020
Shinhan Financial Group Co., Ltd.	78,831	2,616,014
Woori Bank	82,997	692,918
		6,307,763
Capital Goods 1.7%
Daelim Industrial Co., Ltd.	8,972	612,035
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	95,714	392,718
Hyundai Engineering & Construction Co., Ltd.	20,135	577,796
Hyundai Heavy Industries Co., Ltd. *	25,233	2,318,353
LG Corp.	18,695	1,033,731
LG International Corp.	17,400	560,631
Samsung Heavy Industries Co., Ltd. *	73,729	590,178
SK Holdings Co., Ltd.	6,579	1,264,131
SK Networks Co., Ltd.	110,971	574,502
		7,924,075
Consumer Durables & Apparel 0.5%
LG Electronics, Inc.	52,256	2,459,776
Security	Number of Shares	Value ($)
Energy 1.4%
GS Holdings Corp.	20,592	905,371
S-Oil Corp.	15,573	1,122,437
SK Innovation Co., Ltd.	35,192	4,827,901
		6,855,709
Food & Staples Retailing 0.2%
E-MART, Inc.	5,089	777,142
Food, Beverage & Tobacco 0.3%
KT&G Corp.	13,047	1,395,782
Insurance 0.4%
Samsung Fire & Marine Insurance Co., Ltd.	3,641	849,302
Samsung Life Insurance Co., Ltd.	9,267	808,666
		1,657,968
Materials 2.1%
Hyundai Steel Co.	16,491	676,632
LG Chem Ltd.	9,648	2,193,831
Lotte Chemical Corp.	3,637	866,679
POSCO	35,673	6,225,863
		9,963,005
Retailing 0.1%
Lotte Shopping Co., Ltd.	3,137	601,447
Semiconductors & Semiconductor Equipment 0.4%
SK Hynix, Inc.	68,751	1,655,608
Technology Hardware & Equipment 5.7%
LG Display Co., Ltd.	106,661	2,308,990
Samsung Electro-Mechanics Co., Ltd.	15,603	683,400
Samsung Electronics Co., Ltd.	21,481	23,287,005
Samsung SDI Co., Ltd.	7,764	732,883
		27,012,278
Telecommunication Services 0.1%
LG Uplus Corp.	66,923	648,566
Utilities 0.7%
Korea Electric Power Corp.	48,803	2,575,691
Korea Gas Corp.	15,069	502,595
		3,078,286
		81,747,498
Russia 13.1%
Banks 0.6%
Sberbank of Russia PJSC *	1,194,790	2,396,948
VTB Bank JSC *	285,880,000	295,886
		2,692,834
Energy 10.2%
Bashneft OAO *	15,602	691,717
Gazprom PAO *	10,222,516	22,509,990
LUKOIL PJSC *	355,022	13,808,389
NOVATEK OAO *	174,104	1,737,450
Rosneft OJSC	266,171	1,272,924
Surgutneftegas *	11,397,252	5,830,902
Tatneft PAO *	549,070	2,507,850
		48,359,222
Food & Staples Retailing 0.2%
Magnit PJSC *	6,560	927,268

4

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.5%
MMC Norilsk Nickel PJSC *	14,726	2,003,545
Severstal PAO	56,208	570,363
		2,573,908
Telecommunication Services 1.0%
Mobile TeleSystems PJSC *	553,891	2,155,587
Rostelecom PJSC *	662,182	977,095
Sistema JSFC *	5,473,349	1,738,680
		4,871,362
Transportation 0.4%
Aeroflot-Russian Airlines PJSC *	960,792	1,187,971
Globaltrans Investment plc GDR - Reg'd	144,495	571,478
		1,759,449
Utilities 0.2%
RusHydro PJSC *	84,064,197	804,074
		61,988,117
South Africa 6.0%
Banks 0.6%
Barclays Africa Group Ltd.	67,288	624,408
Nedbank Group Ltd.	41,224	463,927
Standard Bank Group Ltd.	250,599	1,975,889
		3,064,224
Capital Goods 0.2%
Barloworld Ltd.	119,351	546,444
The Bidvest Group Ltd.	76,298	608,278
		1,154,722
Consumer Durables & Apparel 0.2%
Steinhoff International Holdings N.V.	166,621	977,076
Diversified Financials 0.2%
African Bank Investments Ltd. *(c)(d)	30,732	—
FirstRand Ltd.	355,278	960,028
		960,028
Energy 1.2%
Sasol Ltd.	189,888	5,758,938
Food & Staples Retailing 0.5%
Bid Corp., Ltd. *	76,298	1,467,941
Shoprite Holdings Ltd.	81,186	851,245
		2,319,186
Food, Beverage & Tobacco 0.2%
Tiger Brands Ltd.	32,049	708,102
Insurance 0.2%
Sanlam Ltd.	199,527	789,456
Materials 1.1%
AngloGold Ashanti Ltd. *	145,595	1,944,908
Gold Fields Ltd.	420,952	1,461,877
Impala Platinum Holdings Ltd. *	344,177	984,738
Kumba Iron Ore Ltd. *	203,444	1,047,618
		5,439,141
Media 0.2%
Naspers Ltd., N Shares	7,941	1,167,102
Retailing 0.3%
Imperial Holdings Ltd.	75,163	669,050
Woolworths Holdings Ltd.	105,994	560,701
		1,229,751
Security	Number of Shares	Value ($)
Telecommunication Services 1.1%
MTN Group Ltd.	482,404	3,757,279
Telkom S.A. SOC Ltd.	152,818	563,254
Vodacom Group Ltd.	65,247	682,007
		5,002,540
		28,570,266
Taiwan 11.9%
Automobiles & Components 0.1%
Cheng Shin Rubber Industry Co., Ltd.	285,000	585,512
Banks 0.3%
CTBC Financial Holding Co., Ltd.	1,220,490	639,950
Mega Financial Holding Co., Ltd.	1,043,548	764,762
		1,404,712
Capital Goods 0.3%
Far Eastern New Century Corp.	971,061	684,842
Walsin Lihwa Corp. *	1,994,000	566,177
		1,251,019
Consumer Durables & Apparel 0.1%
Pou Chen Corp.	464,000	622,461
Diversified Financials 0.1%
Fubon Financial Holding Co., Ltd.	363,116	428,669
Energy 0.2%
Formosa Petrochemical Corp.	393,704	1,074,424
Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	590,796	1,124,981
Insurance 0.1%
Cathay Financial Holding Co., Ltd.	482,840	558,162
Materials 1.7%
China Steel Corp.	2,675,088	1,661,036
Formosa Chemicals & Fibre Corp.	855,882	2,157,255
Formosa Plastics Corp.	759,704	1,840,295
Nan Ya Plastics Corp.	809,588	1,544,082
Taiwan Cement Corp.	827,000	762,019
		7,964,687
Retailing 0.1%
Hotai Motor Co., Ltd.	37,000	353,407
Semiconductors & Semiconductor Equipment 2.8%
Advanced Semiconductor Engineering, Inc.	775,000	876,887
MediaTek, Inc.	193,940	1,308,296
Siliconware Precision Industries Co., Ltd.	493,176	801,482
Taiwan Semiconductor Manufacturing Co., Ltd.	1,847,352	8,865,024
United Microelectronics Corp.	3,592,000	1,343,730
		13,195,419
Technology Hardware & Equipment 5.1%
Acer, Inc. *	2,560,470	1,004,952
Asustek Computer, Inc.	231,176	1,984,800
AU Optronics Corp.	4,354,764	1,209,786
Compal Electronics, Inc.	2,933,000	1,726,749
Delta Electronics, Inc.	239,696	1,102,473
Foxconn Technology Co., Ltd.	187,632	428,626
Hon Hai Precision Industry Co., Ltd.	2,886,374	7,089,262
HTC Corp.	644,822	1,680,640
Innolux Corp.	4,134,000	1,225,781

    5

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Inventec Corp.	1,069,646	711,731
Lite-On Technology Corp.	854,910	1,100,996
Pegatron Corp.	379,234	789,574
Quanta Computer, Inc.	768,058	1,365,960
Synnex Technology International Corp.	640,646	636,472
Wistron Corp.	2,010,169	1,291,316
WPG Holdings Ltd.	717,000	788,178
		24,137,296
Telecommunication Services 0.8%
Chunghwa Telecom Co., Ltd.	708,764	2,390,618
Far EasTone Telecommunications Co., Ltd.	262,588	604,687
Taiwan Mobile Co., Ltd.	178,000	608,571
		3,603,876
		56,304,625
Thailand 1.5%
Banks 0.2%
Kasikornbank PCL NVDR	110,100	536,246
The Siam Commercial Bank PCL NVDR	145,700	546,503
		1,082,749
Energy 1.0%
PTT Exploration & Production PCL NVDR	396,400	862,704
PTT PCL NVDR	343,500	2,894,150
Thai Oil PCL NVDR	374,200	665,128
		4,421,982
Materials 0.2%
PTT Global Chemical PCL NVDR	611,800	1,018,953
Telecommunication Services 0.1%
Advanced Info Service PCL NVDR	135,300	624,898
		7,148,582
Turkey 1.4%
Banks 0.7%
Akbank T.A.S.	376,357	1,016,233
Turkiye Garanti Bankasi A/S	414,705	1,062,175
Turkiye Halk Bankasi A/S	161,360	485,996
Turkiye Is Bankasi, C Shares	377,765	577,210
		3,141,614
Capital Goods 0.3%
KOC Holding A/S	290,909	1,292,097
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	229,555	714,722
Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	39,034	880,750
Telecommunication Services 0.1%
Turkcell Iletisim Hizmetleri A/S *	211,904	772,479
		6,801,662
Total Common Stock
(Cost $457,155,293)		422,608,488

Security	Number of Shares	Value ($)
Preferred Stock 10.6% of net assets
Brazil 7.7%
Banks 2.7%
Banco Bradesco S.A.	801,629	5,074,165
Itau Unibanco Holding S.A.	855,741	6,901,520
Itausa - Investimentos Itau S.A.	482,118	955,670
		12,931,355
Energy 2.0%
Petroleo Brasileiro S.A. *	4,208,956	9,394,782
Food & Staples Retailing 0.2%
Cia Brasileira de Distribuicao	65,549	736,107
Materials 1.8%
Gerdau S.A.	1,113,605	1,722,038
Metalurgica Gerdau S.A.	1,745,239	935,122
Vale S.A.	1,957,257	6,107,598
		8,764,758
Telecommunication Services 0.4%
Oi S.A. *	1,522,947	384,753
Telefonica Brasil S.A.	120,390	1,400,094
		1,784,847
Utilities 0.6%
Centrais Eletricas Brasileiras S.A., B Shares	250,173	868,174
Companhia Energetica de Minas Gerais	836,037	1,306,743
Companhia Paranaense de Energia - Copel, B Shares	66,485	437,081
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	201,728	381,950
		2,993,948
		36,605,797
Colombia 0.1%
Banks 0.1%
Bancolombia S.A.	73,778	603,504
Republic of Korea 1.1%
Automobiles & Components 0.3%
Hyundai Motor Co.	5,771	479,868
Hyundai Motor Co. 2nd	9,423	830,185
		1,310,053
Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	11,960	313,099
Materials 0.1%
LG Chem Ltd.	1,614	265,434
Technology Hardware & Equipment 0.6%
Samsung Electronics Co., Ltd.	3,514	3,131,287
		5,019,873
Russia 1.7%
Banks 0.0%
Sberbank of Russia PJSC *	12,888	17,847

6

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 1.7%
AK Transneft OAO *	2,299	5,914,833
Bashneft PA0 *	14,473	448,803
Surgutneftegas OAO *	2,451,545	1,537,869
		7,901,505
		7,919,352
Total Preferred Stock
(Cost $58,358,654)		50,148,526

Other Investment Company 0.1% of net assets
United States 0.1%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (b)	463,296	463,296
Total Other Investment Company
(Cost $463,296)		463,296

End of Investments.

At 05/31/16, the tax basis cost of the fund's investments was $523,722,529 and the unrealized appreciation and depreciation were $5,004,920 and ($55,507,139), respectively, with a net unrealized depreciation of ($50,502,219).
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,670,920 or 1.0% of net assets.
(b)	The rate shown is the 7-day yield.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt
Reg'd –	Registered
In addition to the above, the fund held the following at 05/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 06/17/16	10	402,800	(4,072)

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$422,608,488	$—	$— *	$422,608,488
Preferred Stock[1]	50,148,526	—	—	50,148,526
Other Investment Company[1]	463,296	—	—	463,296
Total	$473,220,310	$—	$—	$473,220,310
    7

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Liabilities Valuation Input Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other Financial Instruments
Futures Contracts[2]	($4,072)	$—	$—	($4,072)
*	Level 3 amount shown includes securities determined to have no value at May 31, 2016.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the three months ended May 31, 2016 is not presented.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2016.
8

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
9

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (continued)
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89447MAY16
10

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: July 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: July 20, 2016

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: July 20, 2016